UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07175

Name of Registrant: Vanguard Tax-Managed Funds

Address of Registrant: P.O. Box 2600
                       Valley Forge, PA 19482

Name and address of agent for service:      R. Gregory Barton, Esquire
                                            P.O. Box 876
                                            Valley Forge, PA 19482

Registrant's telephone number, including area code: (610) 669-1000

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003

Item 1: Reports to Shareholders

VANGUARD TAX-MANAGED FUNDS(R)

SEMIANNUAL REPORT

JUNE 30, 2003

VANGUARD(R) TAX-MANAGED BALANCED FUND
VANGUARD(R) TAX-MANAGED GROWTH AND INCOME FUND
VANGUARD(R) TAX-MANAGED CAPITAL APPRECIATION FUND
VANGUARD(R) TAX-MANAGED SMALL-CAP FUND
VANGUARD(R) TAX-MANAGED INTERNATIONAL FUND

ETERNAL PRINCIPLES

     Markets change, but the principles of successful investing do not. During the past few years, radical upheaval in the stock market has displayed the power of this simple truth to dramatic effect.

     In the late 1990s, stocks experienced one of the greatest bull markets in financial history. Then, in March 2000, the longest downturn since the Great Depression began.

     In both bull and bear markets, however, the principles of successful investing are identical: balance, diversification, and attention to costs. Balance among stock, bond, and money market funds allows you to pursue long-term growth while moderating your risk. Diversification limits your exposure to the disasters that can befall any one security or sector. Attention to costs means you keep a larger share of any rewards produced by your investments.

     These principles are timeless. In fact, they're the basis of our very first mutual fund--Vanguard(R) Wellington(TM) Fund, a balanced portfolio established in 1929. Over time, balance, diversification, and attention to costs have proven to be the master keys to investment success.
--------------------------------------------------------------------------------
SUMMARY

     * During the first half of 2003, returns for Vanguard's five tax-managed funds ranged from 8.4% to 13.4%.

     * Bonds posted respectable returns and stocks surged, with smaller growth stocks leading the market.

     * Three of the five funds outperformed their respective average peer funds during the half-year.
--------------------------------------------------------------------------------
CONTENTS

           1 Letter from the Chairman
           6 Fund Profiles
          13 Glossary of Investment Terms
          15 Performance Summaries
          18 Your Fund's After-Tax Returns
          19 Financial Statements
          40 Advantages of Vanguard.com
--------------------------------------------------------------------------------

                                                    [Picture of John J. Brennan]
                                                                 JOHN J. BRENNAN



LETTER FROM THE CHAIRMAN

Fellow Shareholder,

The stock market surged during the first half of 2003, with smaller growth stocks leading the charge. In this environment, Vanguard's tax-managed funds posted six-month returns ranging from 8.4% for Vanguard Tax-Managed Balanced Fund to 13.4% for the Institutional Shares of Vanguard Tax-Managed Capital Appreciation Fund. Three of the five funds also outpaced their average mutual fund peers. The table at left shows the total returns for the funds' various share classes, the average peers, and the unmanaged benchmark indexes. Each fund's total returns are based on the change in net asset value during the half-year plus income dividends distributed to shareholders. The table on page 5 provides details about share prices and distributions.

STOCKS RALLIED DESPITE WAR

The war with Iraq, a lackluster economy, and rising unemployment did little to impede the U.S. stock market during the half-year ended June 30. Indeed, the start of the war in mid-March marked the beginning of a sharp rally in stocks that outlasted the conflict. For the first half of 2003, the overall U.S. stock market, as measured by the Wilshire 5000 Total Market Index, returned a stellar 12.9%.

     The gain was almost universal, with all market


-----------------------------------------------------------
TOTAL RETURNS                              SIX MONTHS ENDED
                                              JUNE 30, 2003

-----------------------------------------------------------
VANGUARD TAX-MANAGED BALANCED FUND                     8.4%
Average Balanced Fund*                                 8.7
Balanced Composite Index**                             8.1
-----------------------------------------------------------
VANGUARD TAX-MANAGED GROWTH AND INCOME FUND
  Investor Shares                                     11.7%
  Admiral Shares                                      11.7
  Institutional Shares                                11.7
Average Large-Cap Core Fund*                          10.4
S&P 500 Index                                         11.8
-----------------------------------------------------------
VANGUARD TAX-MANAGED CAPITAL APPRECIATION FUND
  Investor Shares                                     13.3%
  Admiral Shares                                      13.3
  Institutional Shares                                13.4
Average Multi-Cap Core Fund*                          12.0
Russell 1000 Index                                    12.3
-----------------------------------------------------------
VANGUARD TAX-MANAGED SMALL-CAP FUND
  Investor Shares                                     12.8%
  Institutional Shares                                12.9
Average Small-Cap Core Fund*                          15.6
S&P SmallCap 600 Index                                12.9
-----------------------------------------------------------
VANGUARD TAX-MANAGED INTERNATIONAL FUND
  Investor Shares                                      9.5%
  Institutional Shares                                 9.5
Average International Fund*                            8.6
MSCI EAFE Index                                        9.5
-----------------------------------------------------------

*Derived from data provided by Lipper Inc. For the average balanced fund, the bond component is not tax-exempt.


**50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.

---------------------------------------------------------------
MARKET BAROMETER                                  TOTAL RETURNS
                                    PERIODS ENDED JUNE 30, 2003
                               --------------------------------
                                        Six       One      Five
                                     Months      Year    Years*
---------------------------------------------------------------
STOCKS
 Russell 1000 Index (Large-caps)      12.3%      1.0%     -1.2%
 Russell 2000 Index (Small-caps)      17.9      -1.6       1.0
 Wilshire 5000 Index (Entire market)  12.9       1.3      -1.3
 MSCI All Country World Index Free
  ex USA (International)              11.1      -4.2      -2.8
 --------------------------------------------------------------
BONDS
 Lehman Aggregate Bond Index           3.9%     10.4%      7.5%
  (Broad taxable market)
 Lehman Municipal Bond Index           3.8       8.7       6.3
 Citigroup 3-Month Treasury Bill Index 0.6       1.4       3.9
===============================================================
CPI
Consumer Price Index                   1.5%      2.1%      2.4%
---------------------------------------------------------------
*Annualized.


segments and industrial sectors within the broad index posting positive returns. Small-capitalization stocks outperformed large-caps. And according to most (but not all) style-based indexes, growth stocks, whose prices reflect expectations for above-average earnings growth, outpaced value stocks. Technology and consumer discretionary stocks (such as retailers and restaurants) were among the biggest winners, with each sector returning more than 17%.

     Almost without exception, markets overseas contributed to the bounty. The Morgan Stanley Capital International All Country World Index Free ex USA returned 11.1% in U.S. dollars, with emerging markets posting the highest returns.

BONDS ALSO RALLIED; INTEREST RATES FELL TO 45-YEAR LOWS

In the fixed income arena, risk was rewarded during the six months. The lower the credit rating of the bond issuer, the higher the return. The Lehman Brothers High Yield Bond Index surged 18.5%--well above the respectable six-month return of 3.9% for the overall bond market, as measured by the Lehman Aggregate Bond Index. The yield of the 10-year U.S. Treasury note fell 30 basis points (0.30 percentage point) to 3.51%, as bond prices rose.

     Meanwhile, short-term interest rates fell to their lowest levels in 45 years. In late June, citing concerns about sustainable economic growth and potential deflation, the Federal Reserve Board lowered the target for the federal funds rate (the interest rate charged for overnight loans between banks) by 25 basis points to 1.00%. It was the 13th rate cut in 21/2 years. The yield of the 3-month Treasury bill fell 34 basis points during the six months.


--------------------------------------------------------------------------------
ADMIRAL(TM) SHARES

A lower-cost class of shares available to many longtime shareholders and to those with significant investments in the fund.

INSTITUTIONAL SHARES

This class of shares also carries low expenses and is available for a minimum investment of $10 million. Exposure to smaller growth stocks gave the Tax-Managed Capital Appreciation Fund an edge over its sibling funds during the half-year.
--------------------------------------------------------------------------------

OUR FUNDS' RETURNS TRACKED MARKET TRENDS

As index-oriented portfolios, the five funds reflected overall trends in the financial markets for the six months.

     THE TAX-MANAGED BALANCED FUND, as you would expect, provided a return midway between the stock market's leap and the bond market's respectable step upward. The fund's half-year return of 8.4% was excellent in absolute terms, although it slightly lagged the average gain of competing balanced funds, which generally devote more of their assets to stocks and taxable bonds. To maintain a tax-exempt status for income from its municipal bond holdings, the Tax-Managed Balanced Fund keeps slightly more than 50% of its assets in muni issues.

     The TAX-MANAGED GROWTH AND INCOME FUND and the TAX-MANAGED CAPITAL APPRECIATION FUND (+11.7% and +13.3%, respectively, for Investor Shares) each outpaced the average return of peer funds by 1.3 percentage points. Every industry sector within each fund gained value during the half-year, and the majority posted double-digit returns.

     The TAX-MANAGED CAPITAL APPRECIATION FUND had the largest gain because its benchmark, the Russell 1000 Index, includes a range of mid-cap stocks as well as large-caps. In addition, the Capital Appreciation Fund favors the lower-yielding stocks in its index. The fund therefore has both exposure to mid-cap stocks and a growth tilt--an advantage when smaller growth stocks lead the market as they did during the half-year. The Tax-Managed Growth and Income Fund bases its strategy on the Standard & Poor's 500 Index, which is heavily dominated by large-cap stocks.

     The TAX-MANAGED SMALL-CAP FUND, with a 12.8% return for Investor Shares, fell in between the results of its two larger fund siblings. The fund's benchmark is the S&P SmallCap 600 Index, whose composition, determined by a committee, generally excludes companies with less than three years of operating history and four quarters of profits. The S&P criteria eliminated many of the more speculative stocks that benefited most from the rebound during the half-year. This factor partly explains why the fund lagged the Tax-Managed Capital Appreciation Fund and the average small-cap core fund. (We note, however, that this same factor worked in the Small-Cap Fund's favor during much of the previous three years, when those speculative stocks were pummeled.)

     With its six-month return of 9.5%, the TAX-MANAGED INTERNATIONAL FUND outperformed its average competitor among international equity funds. The fund's gain, while impressive in absolute terms, was the lowest among our

--------------------------------------------------------------------------------
Exposure to smaller growth stocks gace the Tax-Managed Capital Appreciation Fund an edge over its sibling funds the half-year.
--------------------------------------------------------------------------------
four all-stock portfolios. This reflected the fact that international markets lagged the U.S. market for the period. However, their exposure to foreign currency almost universally enhanced their returns as the U.S. dollar declined in response to the weak economy and the increasing trade deficit.

THE VALUE OF  DIVERSIFICATION

Events of the past several years--which saw the height of the dot-com boom, the long bear market in stocks that followed, and the recent resurgence of equities--remind us of the value of diversification, both across and within asset classes.

     Maintaining a well-diversified portfolio through such times can be a struggle, as investors are constantly being tempted or repelled by the returns of various asset classes or market segments. The balanced investor will never be at the top of the heap at any one moment--after all, one asset class will always do better than another--but he or she won't be on the bottom, either: Balance lets us enjoy much of the gains of the financial markets without plunging to their depths. Vanguard's low-cost tax-managed funds, designed to maximize after-tax returns from the financial markets, can contribute to a diversified portfolio for the tax-sensitive investor.

     Thank you for entrusting your hard-earned money to us.

 Sincerely,


/S/JOHN J. BRENNAN
John J. Brennan
Chairman and Chief Executive Officer

July 18, 2003

--------------------------------------------------------------------------------
YOUR FUND'S PERFORMANCE AT A GLANCE             DECEMBER 31, 2002-JUNE 30, 2003

                                                         DISTRIBUTIONS PER SHARE
                                                         -----------------------
                                         STARTING      ENDING     INCOME CAPITAL
                                      SHARE PRICE SHARE PRICE  DIVIDENDS   GAINS
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund                  $15.54      $16.65     $0.190  $0.000
--------------------------------------------------------------------------------
Tax-Managed Growth and Income Fund
  Investor Shares                          $19.15      $21.24     $0.140  $0.000
  Admiral Shares                            39.35       43.65      0.303   0.000
  Institutional Shares                      19.15       21.24      0.149   0.000
--------------------------------------------------------------------------------
Tax-Managed Capital Appreciation Fund
  Investor Shares                          $19.49      $22.09     $0.000  $0.000
  Admiral Shares                            39.24       44.47      0.000   0.000
  Institutional Shares                      19.49       22.10      0.000   0.000
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
  Investor Shares                          $12.67      $14.29     $0.000  $0.000
  Institutional Shares                      12.68       14.31      0.000   0.000
--------------------------------------------------------------------------------
Tax-Managed International Fund
  Investor Shares                           $6.43       $7.04     $0.000  $0.000
  Institutional Shares                       6.43        7.04      0.000   0.000
--------------------------------------------------------------------------------

FUND PROFILES                                                AS OF JUNE 30, 2003

These Profiles provide snapshots of the funds' characteristics, compared where indicated with both an appropriate market index and a broad market index. Key terms are defined on pages 13 and 14.



TAX-MANAGED BALANCED FUND
--------------------------------------------
TOTAL FUND CHARACTERISTICS

Yield                             1.8%
Turnover Rate                      15%*
Expense Ratio                    0.17%*
Cash Investments                  0.0%
--------------------------------------------

--------------------------------------------
TEN LARGEST STOCKS (% of equities)


General Electric Co.                  3.1%
 (conglomerate)
Pfizer Inc.                           3.0
 (pharmaceuticals)
ExxonMobil Corp.                      2.6
 (oil)
Microsoft Corp.                       2.5
 (software)
Citigroup, Inc.                       2.4
 (banking)
Johnson & Johnson                     1.7
 (pharmaceuticals)
Wal-Mart Stores, Inc.                 1.6
 (retail)
Intel Corp.                           1.5
 (computer hardware)
International Business Machines Corp. 1.5
 (computer hardware)
American International Group, Inc.    1.4
 (insurance)
------------------------------------------
Top Ten                              21.3%
------------------------------------------
Top Ten as % of Total Net Assets     10.3%
------------------------------------------
The "Ten Largest Stocks" excludes any
equity index products.



----------------------------------------------
VOLATILITY MEASURES
                   COMPARATIVE           BROAD
              FUND     INDEX**   FUND   INDEX+
----------------------------------------------
R-Squared     0.99        1.00   0.95     1.00
Beta          1.05        1.00   0.48     1.00
----------------------------------------------

-----------------------------------------------------
SECTOR DIVERSIFICATION (% OF EQUITY PORTFOLIO)
                                 COMPARATIVE    BROAD
                            FUND     INDEX**   INDEX+
-----------------------------------------------------
Auto & Transportation       2.4%        2.1%     2.6%
Consumer Discretionary     16.0        13.9     15.7
Consumer Staples            7.1         7.5      6.9
Financial Services         19.7        22.7     22.3
Health Care                16.8        15.4     14.3
Integrated Oils             3.7         4.2      3.5
Other Energy                2.9         1.6      2.3
Materials & Processing      2.9         3.2      3.6
Producer Durables           4.1         3.6      4.0
Technology                 14.9        13.7     13.5
Utilities                   5.3         7.7      7.1
Other                       4.2         4.4      4.2
-----------------------------------------------------

---------------------
FUND ASSET ALLOCATION
  Bonds           52%
  Stocks          48%
---------------------
*Annualized.
**Russell 1000 Index.
+Wilshire 5000 Index.

-----------------------------------------------------
EQUITY CHARACTERISTICS
                                 COMPARATIVE    BROAD
                            FUND      INDEX*  INDEX**
-----------------------------------------------------
Number of Stocks             548       1,000    5,403
Median Market Cap         $33.1B      $36.8B   $27.7B
Price/Earnings Ratio       22.2x       20.9x    21.8x
Price/Book Ratio            3.0x        2.9x     2.7x
Dividend Yield              1.2%        1.7%     1.6%
Return on Equity           21.7%       21.7%    20.5%
Earnings Growth Rate       10.2%        8.7%     8.6%
Foreign Holdings            0.0%        0.0%     0.9%
-----------------------------------------------------

------------------------
EQUITY INVESTMENT FOCUS
  Market Cap       Large
  Style            Blend
------------------------

-------------------------------------------------------
FIXED INCOME CHARACTERISTICS
                                 COMPARATIVE      BROAD
                            FUND      INDEX+    INDEX++
-------------------------------------------------------
Number of Bonds              148       5,474     46,897
Yield to Maturity           2.5%          --         --
Average Coupon              4.3%        5.3%       5.2%
Average Maturity       5.7 years   6.9 years 13.8 years
Average Quality              AAA         AA+        AA+
Average Duration       4.7 years   5.4 years  7.9 years
-------------------------------------------------------

-----------------------------
FIXED INCOME INVESTMENT FOCUS
  Credit Equity       High
  Average Maturity    Medium
-----------------------------

-------------_------------------
DISTRIBUTION BY CREDIT QUALITY
  (% of fixed income portfolio)

Aaa                        79.0%
Aa                         17.2
A                           1.9
Baa                         1.9
--------------------------------
Total                     100.0%
--------------------------------

--------------------------------
LARGEST STATE CONCENTRATIONS
 (% of fixed income portfolio)

New York                   12.5%
Texas                       8.7
Pennsylvania                8.5
Massachusetts               7.1
Ohio                        7.0
California                  6.2
New Jersey                  4.9
Arizona                     4.6
Michigan                    4.1
Florida                     3.8
--------------------------------
Total                      67.4%
--------------------------------

-------------------------------------------------------
DISTRIBUTION BY MATURITY (% of fixed income portfolio)

Under 1 Year                                      21.3%
1-5 Years                                         13.5
5-10 Years                                        58.0
10-20 Years                                        7.2
-------------------------------------------------------
Total                                            100.0%
-------------------------------------------------------
*Russell 1000 Index.
**Wilshire 5000 Index.
+Lehman 7 Year Municipal Bond Index.
++Lehman Municipal Bond Index.


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

TAX-MANAGED GROWTH AND INCOME FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Number of Stocks             501         500      5,403
Median Market Cap         $50.4B      $50.4B     $27.7B
Price/Earnings Ratio       20.8x       20.9x      21.8x
Price/Book Ratio            3.0x        3.0x       2.7x
Yield                                   1.7%       1.6%
 Investor Shares            1.5%
 Admiral Shares             1.6%
 Institutional Shares       1.6%
Return on Equity           22.5%       22.4%      20.5%
Earnings Growth Rate        8.5%        8.5%       8.6%
Foreign Holdings            0.0%        0.0%       0.9%
Turnover Rate                5%+          --         --
Expense Ratio                             --         --
 Investor Shares          0.18%+
 Admiral Shares           0.11%+
 Institutional Shares     0.08%+
Cash Investments            0.0%          --         --
-------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

General Electric Co.                    3.2%
 (conglomerate)
Microsoft Corp.                         3.1
 (software)
Pfizer Inc.                             3.0
 (pharmaceuticals)
ExxonMobil Corp.                        2.7
 (oil)
Wal-Mart Stores, Inc.                   2.6
 (retail)
Citigroup, Inc.                         2.5
 (banking)
Johnson & Johnson                       1.7
 (pharmaceuticals)
American International Group, Inc.      1.6
 (insurance)
International Business Machines Corp.   1.6
 (computer hardware)
Intel Corp.                             1.5
 (computer hardware)
--------------------------------------------
Top Ten                                23.5%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.


----------------------------------------------
VOLATILITY MEASURES
                   COMPARATIVE           BROAD
              FUND      INDEX*   FUND  INDEX**
----------------------------------------------
R-Squared     1.00        1.00   0.98     1.00
Beta          1.00        1.00   0.96     1.00
----------------------------------------------

------------------------
INVESTMENT FOCUS
  Market Cap       Large
  Style            Blend
------------------------

-------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Auto & Transportation       2.4%        2.5%       2.6%
Consumer Discretionary     13.9        13.9       15.7
Consumer Staples            7.9         7.9        6.9
Financial Services         21.9        21.7       22.5
Health Care                14.7        14.7       14.3
Integrated Oils             4.3         4.3        3.5
Other Energy                1.6         1.6        2.3
Materials & Processing      3.1         3.1        3.6
Producer Durables           3.7         3.7        4.0
Technology                 14.2        14.3       13.5
Utilities                   7.4         7.5        7.1
Other                       4.9         4.8        4.2
-------------------------------------------------------

*S&P 500 Index.
**Wilshire 5000 Index.
+Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Number of Stocks             545       1,000      5,403
Median Market Cap         $31.0B      $36.8B     $27.7B
Price/Earnings Ratio       22.5x       20.9x      21.8x
Price/Book Ratio            2.9x        2.9x       2.7x
Yield                                   1.7%       1.6%
  Investor Shares           1.0%
  Admiral Shares            1.1%
  Institutional Shares      1.1%
Return on Equity           21.4%       21.7%      20.5%
Earnings Growth Rate       10.2%        8.7%       8.6%
Foreign Holdings            0.1%        0.0%       0.9%
Turnover Rate               13%+          --         --
Expense Ratio                             --         --
  Investor Shares         0.18%+
  Admiral Shares          0.11%+
  Institutional Shares    0.08%+
Cash Investments            0.0%          --         --
-------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

General Electric Co.                    3.0%
 (conglomerate)
Pfizer Inc.                             2.9
 (pharmaceuticals)
ExxonMobil Corp.                        2.5
 (oil)
Microsoft Corp.                         2.4
 (software)
Citigroup, Inc.                         2.4
 (banking)
Johnson & Johnson                       1.7
 (pharmaceuticals)
Wal-Mart Stores, Inc.                   1.6
 (retail)
Intel Corp.                             1.5
 (computer hardware)
International Business Machines Corp.   1.5
 (computer hardware)
Merck & Co., Inc.                       1.4
 (pharmaceuticals)
--------------------------------------------
Top Ten                                20.9%
--------------------------------------------
The "Ten Largest Holdings" excludes and temporary cash investments and equity index products.

-------------------------------------------------------
VOLATILITY MEASURES
                          COMPARATIVE             BROAD
                      FUND     INDEX*   FUND    INDEX**
-------------------------------------------------------
R-Squared             0.99       1.00   0.99       1.00
Beta                  1.12       1.00   1.11       1.00
-------------------------------------------------------

------------------------
INVESTMENT FOCUS
  Market Cap       Large
  Style            Blend
------------------------

-------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Auto & Transportation       2.1%        2.1%       2.6%
Consumer Discretionary     16.5        13.9       15.7
Consumer Staples            6.8         7.5        6.9
Financial Services         19.6        22.7       22.3
Health Care                16.9        15.4       14.3
Integrated Oils             3.5         4.2        3.5
Other Energy                3.0         1.6        2.3
Materials & Processing      2.8         3.2        3.6
Producer Durables           4.4         3.6        4.0
Technology                 14.9        13.7       13.5
Utilities                   5.7         7.7        7.1
Other                       3.8         4.4        4.2
-------------------------------------------------------
*Russell 1000 Index.
**Wilshire 5000 Index.
+Annualized.


                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

TAX-MANAGED SMALL-CAP FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Number of Stocks             603         600      5,403
Median Market Cap          $0.8B       $0.8B     $27.7B
Price/Earnings Ratio       20.5x       20.6x      21.8x
Price/Book Ratio            2.0x        1.9x       2.7x
Yield 0.9% 1.6%
  Investor Shares           0.8%
  Institutional Shares      0.9%
Return on Equity           14.0%       14.0%      20.5%
Earnings Growth Rate       11.6%       11.5%       8.6%
Foreign Holdings            0.0%        0.0%       0.9%
Turnover Rate               27%+          --         --
Expense Ratio                             --         --
  Investor Shares         0.17%+
  Institutional Shares    0.10%+
Cash Investments            0.0%          --         --
-------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% of total net assets)

NVR, Inc.                               0.8%
 (real estate)
Harman International Industries, Inc.   0.7
 (consumer electronics)
Mid Atlantic Medical Services, Inc.     0.7
 (health care)
Zebra Technologies Corp. Class A        0.6
 (computer technology)
Cephalon, Inc.                          0.6
 (biotechnology)
Newfield Exploration Co.                0.6
 (oil)
Alliant Techsystems, Inc.               0.6
 (aerospace and defense)
O'Reilly Automotive, Inc.               0.5
 (retail)
Ryland Group, Inc.                      0.5
 (real estate)
Renal Care Group, Inc.                  0.5
(health care)
--------------------------------------------
Top Ten                                 6.1%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------
VOLATILITY MEASURES
                       COMPARATIVE            BROAD
                  FUND      INDEX*   FUND   INDEX**
---------------------------------------------------
R-Squared         1.00        1.00   0.72      1.00
Beta              0.99        1.00   0.95      1.00

---------------------------------------------------

------------------------
INVESTMENT FOCUS
  Market Cap       Small
  Style            Blend
------------------------

-------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Auto & Transportation       4.8%        4.8%       2.6%
Consumer Discretionary     21.6        21.7       15.7
Consumer Staples            2.6         2.7        6.9
Financial Services         16.5        16.4       22.3
Health Care                12.1        12.2       14.3
Integrated Oils             0.0         0.0        3.5
Other Energy                5.6         5.6        2.3
Materials & Processing     10.4        10.4        3.6
Producer Durables          11.3        11.5        4.0
Technology                 10.1        10.2       13.5
Utilities                   4.7         4.4        7.1
Other                       0.3         0.1        4.2
-------------------------------------------------------
*S&P SmallCap 600 Index.
**Wilshire 5000 Index.
+Annualized.

TAX-MANAGED INTERNATIONAL FUND
-------------------------------------------------------
PORTFOLIO CHARACTERISTICS
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Number of Stocks           1,004       1,005      1,741
Turnover Rate               16%+          --         --
Expense Ratio                             --         --
 Investor Shares          0.29%+
 Institutional Shares     0.20%+
Cash Investments            0.0%          --         --
-------------------------------------------------------

--------------------------------------------
TEN LARGEST HOLDINGS (% OF TOTAL NET ASSETS)

BP PLC                                  2.6%
(oil)
Vodafone GroupPLC                       2.3
 (cellular communications)
HSBC Holdings PLC                       2.2
 (banking)
GlaxoSmithKline PLC                     2.1
 (pharmaceuticals)
Total SA                                1.7
(integrated oil)
Royal Dutch Petroleum Co.               1.7
 (energy)
Novartis AG (Registered)                1.6
 (pharmaceuticals)
Nestle SA (Registered)                  1.4
 (food, beverage, and tobacco)
Nokia Oyj                               1.4
 (telecommunications)
Royal Bank of Scotland Group PLC        1.3
 (banking)
--------------------------------------------
Top Ten                                18.3%
--------------------------------------------
The "Ten Largest Holdings" excludes any temporary cash investments and equity index products.

---------------------------------------------------
VOLATILITY MEASURES
                         COMPARATIVE          BROAD
                    FUND     INDEX*   FUND  INDEX**
---------------------------------------------------
R-Squared           1.0        1.00   0.99     1.00
Beta                1.01       1.00   0.99     1.00
---------------------------------------------------

-------------------------------------------------------
SECTOR DIVERSIFICATION (% OF PORTFOLIO)
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
Consumer Discretionary     12.5%       12.6%      11.8%
Consumer Staples            9.0         9.0        8.5
Energy                      9.0         9.0        9.6
Financials                 25.7        25.6       25.5
Health Care                 9.7         9.7        8.7
Industrials                 8.5         8.4        8.1
Information Technology      6.5         6.6        7.4
Materials                   6.3         6.2        7.5
Telecommunication Services  7.9         7.9        8.0
Utilities                   4.9         5.0        4.9
-------------------------------------------------------

-------------------------
FUND ALLOCATION BY REGION
  Pacific             28%
  Europe              72%
-------------------------
*MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.
+Annualized.

                                                            VISIT OUR WEBSITE AT
                                                                WWW.VANGUARD.COM
                                         FOR REGULARLY UPDATED FUND INFORMATION.

-------------------------------------------------------
COUNTRY DIVERSIFICATION (% OF PORTFOLIO)
                                 COMPARATIVE      BROAD
                            FUND      INDEX*    INDEX**
-------------------------------------------------------
EUROPE
United Kingdom             27.3%       27.3%      23.7%
France                      9.8         9.6        8.2
Switzerland                 7.5         7.5        6.5
Germany                     6.4         6.4        5.5
Netherlands                 5.2         5.3        4.6
Italy                       3.9         3.9        3.3
Spain                       3.9         3.8        3.3
Sweden                      2.2         2.1        1.8
Finland                     1.9         1.9        1.6
Belgium                     1.0         1.1        0.9
Ireland                     0.8         0.8        0.7
Denmark                     0.8         0.8        0.7
Norway                      0.4         0.4        0.4
Greece                      0.4         0.4        0.3
Portugal                    0.3         0.4        0.3
Austria                     0.2         0.2        0.2
Luxembourg                  0.0         0.0        0.1
-------------------------------------------------------
Subtotal                   72.0%       71.9%      62.1%
-------------------------------------------------------
PACIFIC
Japan                      20.4%       20.5%      17.5%
Australia                   5.1         5.1        4.4
Hong Kong                   1.5         1.5        1.7
Singapore                   0.8         0.8        0.7
New Zealand                 0.2         0.2        0.2
-------------------------------------------------------
Subtotal                   28.0%       28.1%      24.5%
-------------------------------------------------------
Emerging Markets Region     0.0%        0.0%       7.9%
-------------------------------------------------------
Other                       0.0%        0.0%       5.5%
-------------------------------------------------------
Total                     100.0%      100.0%     100.0%
-------------------------------------------------------

*MSCI EAFE Index.
**MSCI All Country World Index Free ex USA.

GLOSSARY OF INVESTMENT TERMS

AVERAGE COUPON. The average interest rate paid on the fixed income securities held by a fund. It is expressed as a percentage of face value.
--------------------------------------------------------------------------------
AVERAGE DURATION. An estimate of how much the value of the bonds held by a fund will fluctuate in response to a change in interest rates. To see how the value could change, multiply the average duration by the change in rates. If interest rates rise by 1 percentage point, the value of the bonds in a fund with an average duration of five years would decline by about 5%. If rates decrease by a percentage point, the value would rise by 5%.
--------------------------------------------------------------------------------
AVERAGE MATURITY. The average length of time until bonds held by a fund reach maturity (or are called) and are repaid. The prices of longer-term bonds are more sensitive than those of shorter-term bonds to changes in interest rates.
--------------------------------------------------------------------------------
AVERAGE QUALITY. An indicator of credit risk, this figure is the average of the ratings assigned to a fund's holdings by credit-rating agencies. The agencies make their judgment after appraising an issuer's ability to meet its obligations. Quality is graded on a scale, with Aaa or AAA indicating the most creditworthy bond issuers and A-1 or MIG-1 indicating the most creditworthy issuers of money market securities.
--------------------------------------------------------------------------------
BETA. A measure of the magnitude of a fund's past share-price fluctuations in relation to the ups and downs of a comparative index and an overall market index. Each index is assigned a beta of 1.00. Compared with a given index, a fund with a beta of 1.20 typically would have seen its share price rise or fall by 12% when the index rose or fell by 10%. However, a fund's beta should be reviewed in conjunction with its R-squared (see definition on next page). The lower the R-squared, the less correlation there is between the fund and the benchmark, and the less reliable beta is as an indicator of volatility.
--------------------------------------------------------------------------------
CASH INVESTMENTS. The percentage of a fund's net assets invested in "cash equivalents"--highly liquid, short-term, interest-bearing securities. This figure does not include cash invested in futures contracts or other index-based products to simulate stock or bond investment.
--------------------------------------------------------------------------------
DIVIDEND YIELD. The current, annualized rate of dividends paid on a share of stock, divided by its current share price. For a fund, the weighted average yield for stocks it holds. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
EARNINGS GROWTH RATE. The average annual rate of growth in earnings over the past five years for the stocks now in a fund.
--------------------------------------------------------------------------------
EXPENSE RATIO. The percentage of a fund's average net assets used to pay its annual administrative and advisory expenses. These expenses directly reduce returns to investors.
--------------------------------------------------------------------------------
FOREIGN HOLDINGS. The percentage of a fund's equity assets represented by stocks or American Depositary Receipts of companies based outside the United States.
--------------------------------------------------------------------------------
LARGEST STATE CONCENTRATIONS. An indicator of diversification. The less concentrated a fund's holdings of bonds, the less the fund will be hurt by any financial problems in a single state or region.
--------------------------------------------------------------------------------
MEDIAN MARKET CAP. An indicator of the size of companies in which a fund invests; the midpoint of market capitalization (market price x shares outstanding) of a fund's stocks, weighted by the proportion of the fund's assets invested in each stock. Stocks representing half of the fund's assets have market capitalizations above the median, and the rest are below it.

--------------------------------------------------------------------------------
PRICE/BOOK RATIO. The share price of a stock divided by its net worth, or book value, per share. For a fund, the weighted average price/book ratio of the stocks it holds.
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO. The ratio of a stock's current price to its per-share earnings over the past year. For a fund, the weighted average P/E of the stocks it holds. P/E is an indicator of market expectations about corporate prospects; the higher the P/E, the greater the expectations for a company's future growth.
--------------------------------------------------------------------------------
R-SQUARED. A measure of how much of a fund's past returns can be explained by the returns from the market in general, as measured by a comparative index or an overall market index. If a fund's total returns were precisely synchronized with an index's returns, its R-squared would be 1.00. If the fund's returns bore no relationship to the index's returns, its R-squared would be 0.
--------------------------------------------------------------------------------
RETURN ON EQUITY. The annual average rate of return generated by a company during the past five years for each dollar of shareholder's equity (net income divided by shareholder's equity). For a fund, the weighted average return on equity for the companies whose stocks it holds.
--------------------------------------------------------------------------------
TURNOVER RATE. An indication of the fund's trading activity. Funds with high turnover rates incur higher transaction costs and are more likely to distribute capital gains (which are taxable to investors).
--------------------------------------------------------------------------------
YIELD. A snapshot of a fund's income from interest and dividends. The yield, expressed as a percentage of the fund's net asset value, is based on income earned over the past 30 days and is annualized, or projected forward for the coming year. The index yield is based on the current annualized rate of dividends paid on stocks in the index.
--------------------------------------------------------------------------------
YIELD TO MATURITY. The rate of return an investor would receive if the fixed income securities held by a fund were held to their maturity dates.
--------------------------------------------------------------------------------

PERFORMANCE SUMMARIES                                        AS OF JUNE 30, 2003

All of the returns in this report represent past performance, which cannot be used to predict future returns that may be achieved by the fund. Note, too, that both share price and return can fluctuate widely. An investor's shares, when redeemed, could be worth more or less than their original cost. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


TAX-MANAGED BALANCED FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2003

                  TAX-MANAGED             BALANCED
FISCAL YEAR      BALANCED FUND        COMPOSITE INDEX*

1994                 -1.4%                  -1.8%
1995                 24.5                   25.5
1996                 12.2                   13.2
1997                 16.6                   19.9
1998                 16.9                   17.0
1999                 15.5                   10.2
2000                 -0.5                    0.6
2001                 -3.5                   -3.5
2002                 -7.1                   -6.2
2003**                8.4                    8.1

--------------------------------------------------------------------------------
*50% Russell 1000 Index, 50% Lehman 7 Year Municipal Bond Index.
**Six months ended June 30, 2003.
Note: See Financial Highlights table on page 24 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003
                                                                 SINCE INCEPTION
                                                                 ---------------
                                          ONE    FIVE
                        INCEPTION DATE   YEAR   YEARS   CAPITAL   INCOME   TOTAL
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund     9/6/1994  5.95%   3.56%     5.93%    2.83%   8.76%
  Fee-Adjusted Returns*                 4.92    3.56      5.93     2.83    8.76
--------------------------------------------------------------------------------

*Reflective of the 2% fee assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

TAX-MANAGED GROWTH AND INCOME FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2003


                  TAX-MANAGED GROWTH
                   AND INCOME FUND          S&P 500
FISCAL YEAR        INVESTOR SHARES          INDEX

1994                   -1.7%                -1.8%
1995                   37.5                 37.6
1996                   23.0                 23.0
1997                   33.3                 33.4
1998                   28.7                 28.6
1999                   21.1                 21.0
2000                   -9.0                 -9.1
2001                  -11.9                -11.9
2002                  -21.9                -22.1
2003*                  11.7                 11.8
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See FINANCIAL HIGHLIGHTS tables on pages 25-27 for dividend and capital gains information.


TAX-MANAGED CAPITAL APPRECIATION FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) SEPTEMBER 6, 1994-JUNE 30, 2003

                    TAX-MANAGED
                CAPITAL APPRECIATION       RUSSELL
FISCAL YEAR      INVESTOR SHARES          1000 INDEX

1994                 -0.5%                  -1.9%
1995                 34.4                   37.8
1996                 20.9                   22.4
1997                 27.3                   32.9
1998                 28.0                   27.0
1999                 33.5                   20.9
2000                -10.1                  - 7.8
2001                -15.3                  -12.5
2002                -23.5                  -21.7
2003*                13.3                   12.3
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See FINANCIAL HIGHLIGHTS tables on pages 28-30 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003

                                                          SINCE INCEPTION
                                         ONE     FIVE --------------------------
                       INCEPTION DATE   YEAR    YEARS  CAPITAL  INCOME     TOTAL
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH AND INCOME FUND
 Investor Shares             9/6/1994  0.33%   -1.56%      .89%    1.62%  10.51%
  Fee-Adjusted Returns*               -0.66    -1.56      8.89     1.62   10.51
 Admiral Shares            11/12/2001  0.41  -6.42**        --       --      --
  Fee-Adjusted Returns*               -0.57  -6.98**        --       --      --
 Institutional Shares        3/4/1999  0.42  -4.08**        --       --      --
  Fee-Adjusted Returns*               -0.56  -4.29**        --       --      --
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
 Investor Shares             9/6/1994  1.52%   -0.79%     9.36%    0.66%  10.02%
  Fee-Adjusted Returns*                0.51    -0.79      9.36     0.66   10.02
 Admiral Shares            11/12/2001  1.58  -5.92**        --       --      --
  Fee-Adjusted Returns*                0.58  -6.48**        --       --      --
 Institutional Shares       2/24/1999  1.62  -3.32**        --       --      --
  Fee-Adjusted Returns*                0.61  -3.54**        --       --      --
--------------------------------------------------------------------------------
*Reflective of the 2% fee assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee assessed on redemptions of shares that are held in the fund for at least one year but less than five years. **Return since inception.

TAX-MANAGED SMALL-CAP FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) MARCH 25, 1999-JUNE 30, 2003

                   TAX-MANAGED
                    SMALL-CAP            S&P SMALL-CAP
FISCAL YEAR      INVESTOR SHARES          600 INDEX

1999                26.30%                 24.90%
2000                 13.4                   11.8
2001                  5.4                    6.5
2002                -14.4                  -14.6
2003*                12.8                   12.9
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See FINANCIAL HIGHLIGHTS tables on pages 31 and 32 for dividend and capital gains information.


TAX-MANAGED INTERNATIONAL FUND
--------------------------------------------------------------------------------
FISCAL-YEAR TOTAL RETURNS (%) AUGUST 17, 1999-JUNE 30, 2003

                     TAX-MANAGED
                    INTERNATIONAL          MSCI EAFE
FISCAL YEAR        INVESTOR SHARES           INDEX

1999                   20.0%                19.3%
2000                  -14.3                -14.2
2001                  -21.9                -21.4
2002                  -15.6                -15.9
2003*                   9.5                  9.5
--------------------------------------------------------------------------------
*Six months ended June 30, 2003.
Note: See FINANCIAL HIGHLIGHTS tables on pages 33 and 34 for dividend and capital gains information.

--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED JUNE 30, 2003

                                                          SINCE INCEPTION
                                                  ONE --------------------------
                              INCEPTION DATE     YEAR  CAPITAL  INCOME     TOTAL
--------------------------------------------------------------------------------
Tax-Managed Small-Cap Fund
 Investor Shares                   3/25/1999   -3.63%    8.65%     0.58%   9.23%
  Fee-Adjusted Returns*                        -4.59     8.40      0.58    8.98
 Institutional Shares              4/21/1999   -3.54     7.04      0.64    7.68
  Fee-Adjusted Returns*                        -4.50     6.78      0.65    7.43
--------------------------------------------------------------------------------
Tax-Managed International Fund
 Investor Shares                   8/17/1999   -6.53%   -8.67%     1.24%  -7.43%
  Fee-Adjusted Returns*                        -7.44    -8.91      1.25   -7.66
 Institutional Shares               1/4/2001   -6.43   -13.62      1.41  -12.21
        Fee-Adjusted Returns*                  -7.34   -13.97      1.42  -12.55
--------------------------------------------------------------------------------
*Reflective of the 2% fee assessed on redemptions of shares that are held in the fund for less than one year and the 1% fee assessed on redemptions of shares that are held in the fund for at least one year but less than five years.

YOUR FUND'S AFTER-TAX RETURNS

This table presents returns for your fund both before and after taxes. The after-tax returns are shown in two ways: (1) assuming that an investor owned the fund during the entire period and paid taxes on the fund's distributions, and
(2) assuming that an investor paid taxes on the fund's distributions and sold all shares at the end of each period.

     Calculations are based on the highest individual federal income tax and capital gains tax rates in effect at the times of the distributions and the hypothetical sales. State and local taxes were not considered. After-tax returns reflect the reduced tax rates on ordinary income and short-term capital gains that became effective as of January 1, 2003. However, they do not reflect the reduced rates on "qualified dividend income" and on long-term capital gains realized on or after May 6, 2003. (In the examples that assume all fund shares were sold, a negative pre-tax total return translates into a higher after-tax return. This is because the calculation assumes that the investor received a tax deduction for the loss incurred on the sale.)

     The table shows returns for Investor Shares only; returns for other share classes will differ. Please note that your actual after-tax returns will depend on your tax situation and may differ from those shown. Also note that if you own the fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information does not apply to you. Such accounts are not subject to current taxes.

     Finally, keep in mind that a fund's performance--whether before or after taxes--does not indicate how it will perform in the future.
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS*                        PERIODS ENDED JUNE 30, 2003

                                                        ONE    FIVE        SINCE
                                                       YEAR   YEARS  INCEPTION**
                                                    ----------------------------
TAX-MANAGED BALANCED FUND
 Returns Before Taxes                                 4.92%   3.56%        8.76%
 Returns After Taxes on Distributions                 4.72    3.42         8.61
 Returns After Taxes on Distributions
    and Sale of Fund Shares                           3.95    3.27         7.75
--------------------------------------------------------------------------------
TAX-MANAGED GROWTH & Income Fund
 Returns Before Taxes                                -0.66%  -1.56%       10.51%
 Returns After Taxes on Distributions                -1.28   -2.03         9.87
 Returns After Taxes on Distributions
    and Sale of Fund Shares                          -0.50   -1.45         8.58
--------------------------------------------------------------------------------
TAX-MANAGED CAPITAL APPRECIATION FUND
 Returns Before Taxes                                 0.51%  -0.79%       10.02%
 Returns After Taxes on Distributions                 0.10   -1.02         9.76
 Returns After Taxes on Distributions
    and Sale of Fund Shares                           0.27   -0.74         8.37
--------------------------------------------------------------------------------
TAX-MANAGED SMALL-CAP FUND
 Returns Before Taxes                                -4.59%      --        8.98%
 Returns After Taxes on Distributions                -4.87       --        8.75
 Returns After Taxes on Distributions
    and Sale of Fund Shares                          -3.03       --        7.25
--------------------------------------------------------------------------------
TAX-MANAGED INTERNATIONAL FUND
 Returns Before Taxes                                -7.44%      --       -7.66%
 Returns After Taxes on Distributions                -8.08       --       -8.05
 Returns After Taxes on Distributions
    and Sale of Fund Shares                          -4.82       --       -6.10
--------------------------------------------------------------------------------
*All fund returns are adjusted to reflect fees. Each of the Vanguard Tax-Managed Funds assesses a 2% fee on redemptions of shares held in the fund for less than one year and a 1% fee on redemptions of shares held in the fund for at least one year but less than five years.
**Inception dates are September 6, 1994, for the Tax-Managed Balanced, Tax-Managed Growth and Income, and Tax-Managed Capital Appreciation Funds; March 25, 1999, for the Tax-Managed Small-Cap Fund; and August 17, 1999, for the Tax-Managed International Fund.

FINANCIAL STATEMENTS                                   JUNE 30, 2003 (UNAUDITED)

The Statement of Net Assets--an integral part of the Financial Statements for each of the Vanguard Tax-Managed Funds--is included as an insert to this report.

STATEMENT OF OPERATIONS

This Statement shows the types of income earned by each fund during the reporting period, and details the operating expenses charged to each class of its shares. These expenses directly reduce the amount of investment income available to pay to shareholders as income dividends. This Statement also shows any Net Gain (Loss) realized on the sale of investments, and the increase or decrease in the Unrealized Appreciation (Depreciation) of investments during the period.
--------------------------------------------------------------------------------
                                                       TAX-MANAGED BALANCED FUND
                                                  SIX MONTHS ENDED JUNE 30, 2003
                                                                           (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends                                                              $ 1,262
  Interest                                                                 4,658
  Security Lending                                                             1
--------------------------------------------------------------------------------
  Total Income                                                             5,921
--------------------------------------------------------------------------------
EXPENSES
The Vanguard Group--Note B
 Investment Advisory Services                                                 34
 Management and Administrative                                               287
 Marketing and Distribution                                                   24
Custodian Fees                                                                 9
Shareholders' Reports                                                          9
--------------------------------------------------------------------------------
  Total Expenses                                                             363
--------------------------------------------------------------------------------
NET INVESTMENT INCOME                                                      5,558
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS) ON INVESTMENT SECURITIES SOLD                   (7,954)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES 37,064
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS          $34,668
================================================================================

--------------------------------------------------------------------------------
                              TAX-MANAGED  TAX-MANAGED
                               GROWTH AND      CAPITAL TAX-MANAGED   TAX-MANAGED
                                   INCOME APPRECIATION   SMALL-CAP INTERNATIONAL
                                     FUND         FUND        FUND          FUND
--------------------------------------------------------------------------------
                                        SIX MONTHS ENDED JUNE 30, 2003
--------------------------------------------------------------------------------
                                    (000)        (000)       (000)         (000)
--------------------------------------------------------------------------------
INVESTMENT INCOME
INCOME
  Dividends*                     $ 16,078     $ 12,363     $ 2,998       $ 7,216
  Interest                              2           16           3             5
  Security Lending                     14           25         106            87
--------------------------------------------------------------------------------
   Total Income                    16,094       12,404       3,107         7,308
--------------------------------------------------------------------------------
EXPENSES
 The Vanguard Group--Note B
  Investment Advisory Services         75           75          75            19
  Management and Administrative
   Investor Shares                    817          901         381           273
   Admiral Shares                     243          359          --            --
   Institutional Shares                47           31           6            20
  Marketing and Distribution
   Investor Shares                     63           69          36            23
   Admiral Shares                      26           37          --            --
   Institutional Shares                11            7           2             3
 Custodian Fees                        25           14          18           193
 Shareholders' Reports
  Investor Shares                      34           33          15             6
  Admiral Shares                        1            2          --            --
  Institutional Shares                 --           --          --            --
 Trustees' Fees and Expenses            1            1          --            --
--------------------------------------------------------------------------------
  Total Expenses                    1,343        1,529         533           537
--------------------------------------------------------------------------------
NET INVESTMENT INCOME              14,751       10,875       2,574         6,771
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
  Investment Securities Sold     (39,634)    (126,787)    (17,984)      (19,301)
  Foreign Currencies                   --           --          --            70
--------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)         (39,634)    (126,787)    (17,984)      (19,231)
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)
  Investment Securities           231,131      383,560      97,318        49,653
  Foreign Currencies                   --           --          --            14
--------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION
  (DEPRECIATION)                  231,131      383,560      97,318        49,667
--------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS      $206,248     $267,648     $81,908       $37,207
================================================================================
*Dividends for the Tax-Managed International Fund are net of foreign withholding taxes of $823,000.

STATEMENT  OF CHANGES IN NET ASSETS

This Statement shows how each fund's total net assets changed during the two most recent reporting periods. The Operations section summarizes information detailed in the Statement of Operations. The amounts shown as Distributions to shareholders from the fund's net income and capital gains may not match the amounts shown in the Operations section, because distributions are determined on a tax basis and may be made in a period different from the one in which the income was earned or the gains were realized on the financial statements. The Capital Share Transactions section shows the net amount shareholders invested in or redeemed from the fund. Distributions and Capital Share Transactions are shown separately for each class of shares.
--------------------------------------------------------------------------------
                                      TAX-MANAGED             TAX-MANAGED
                                    BALANCED FUND        GROWTH AND INCOME FUND
                           -----------------------------------------------------
                             SIX MONTHS         YEAR    SIX MONTHS          YEAR
                                  ENDED        ENDED         ENDED         ENDED
                          JUNE 30, 2003 DEC.31, 2002 JUNE 30, 2003 DEC. 31, 2002
                                  (000)        (000)         (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income         $ 5,558     $ 11,239      $ 14,751      $ 29,589
  Realized Net Gain (Loss)      (7,954)     (11,097)      (39,634)     (245,531)
  Change in Unrealized
     Appreciation (Depreciation) 37,064     (32,216)       231,131     (298,017)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations   34,668     (32,074)       206,248     (513,959)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares             (5,110)     (11,176)       (7,745)      (19,117)
    Admiral Shares                   --           --       (4,198)       (8,546)
    Institutional Shares             --           --       (1,289)       (2,921)
  Realized Capital Gain
    Investor Shares                  --           --            --            --
    Admiral Shares                   --           --            --            --
    Institutional Shares             --           --            --            --
--------------------------------------------------------------------------------
    Total Distributions         (5,110)     (11,176)      (13,232)      (30,584)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares                 6,063       40,067      (25,391)     (175,369)
  Admiral Shares                     --           --        46,174       156,028
  Institutional Shares               --           --         1,895        56,906
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
      Capital Share Transactions  6,063       40,067        22,678        37,565
--------------------------------------------------------------------------------
  Total Increase (Decrease)      35,621      (3,183)       215,694     (506,978)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period           415,720      418,903     1,762,548     2,269,526
--------------------------------------------------------------------------------
  End of Period                $451,341     $415,720    $1,978,242    $1,762,548
================================================================================

--------------------------------------------------------------------------------
                                     TAX-MANAGED
                                CAPITAL APPRECIATION          TAX-MANAGED
                                        FUND                 SMALL-CAP FUND
                            ----------------------------------------------------
                             SIX MONTHS         YEAR    SIX MONTHS          YEAR
                                  ENDED        ENDED         ENDED         ENDED
                          JUNE 30, 2003 DEC.31, 2002 JUNE 30, 2003 DEC. 31, 2002
                                  (000)        (000)         (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income        $ 10,875     $ 20,534       $ 2,574       $ 4,490
  Realized Net Gain (Loss)    (126,787)    (106,097)      (17,984)      (36,397)
  Change in Unrealized
    Appreciation (Depreciation) 383,560    (536,013)        97,318      (72,576)
--------------------------------------------------------------------------------
    Net Increase (Decrease) in Net Assets
      Resulting from Operations 267,648    (621,576)        81,908     (104,483)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                  --     (12,093)            --       (4,465)
    Admiral Shares                   --      (8,248)            --            --
    Institutional Shares             --      (1,216)            --         (227)
  Realized Capital Gain
    Investor Shares                  --           --            --            --
    Admiral Shares                   --           --            --            --
    Institutional Shares             --           --            --            --
--------------------------------------------------------------------------------
    Total Distributions              --     (21,557)            --       (4,692)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--NOTE F
  Investor Shares              (25,169)    (134,940)        21,959       135,406
  Admiral Shares                 53,705      187,073            --            --
  Institutional Shares          (3,571)       14,355       (8,630)      (17,238)
--------------------------------------------------------------------------------
    Net Increase (Decrease) from
     Capital Share Transactions  24,965       66,488        13,329       118,168
--------------------------------------------------------------------------------
  Total Increase (Decrease)     292,613    (576,645)        95,237         8,993
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period         2,001,135    2,577,780       630,705       621,712
--------------------------------------------------------------------------------
  End of Period              $2,293,748   $2,001,135      $725,942     $630,705
================================================================================

--------------------------------------------------------------------------------
                                                            TAX-MANAGED
                                                         INTERNATIONAL FUND
                                                      --------------------------
                                                        SIX MONTHS          YEAR
                                                             ENDED         ENDED
                                                     JUNE 30, 2003 DEC. 31, 2002
                                                             (000)         (000)
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
  Net Investment Income                                    $ 6,771       $ 8,166
  Realized Net Gain (Loss)                                (19,231)      (24,940)
  Change in Unrealized Appreciation (Depreciation)          49,667      (51,327)
--------------------------------------------------------------------------------
   Net Increase (Decrease) in Net Assets
     Resulting from Operations                              37,207      (68,101)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Net Investment Income
    Investor Shares                                             --       (7,187)
    Institutional Shares                                        --       (1,040)
  Realized Capital Gain
    Investor Shares                                             --            --
    Institutional Shares                                        --            --
--------------------------------------------------------------------------------
    Total Distributions                                         --       (8,227)
--------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS--Note F
  Investor Shares                                          (2,502)        73,746
  Institutional Shares                                      11,978         1,040
--------------------------------------------------------------------------------
    Net Increase (Decrease) from Capital Share Transactions  9,476        74,786
--------------------------------------------------------------------------------
  Total Increase (Decrease)                                 46,683       (1,542)
--------------------------------------------------------------------------------
NET ASSETS
  Beginning of Period                                      380,898       382,440
--------------------------------------------------------------------------------
  End of Period                                           $427,581      $380,898
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

This table summarizes each fund's investment results and distributions to shareholders on a per-share basis for each class of shares. It also presents the Total Return and shows net investment income and expenses as percentages of average net assets. These data will help you assess: the variability of the fund's net income and total returns from year to year; the relative contributions of net income and capital gains to the fund's total return; how much it costs to operate the fund; and the extent to which the fund tends to distribute capital gains. The table also shows the Portfolio Turnover Rate, a measure of trading activity. A turnover rate of 100% means that the average security is held in the fund for one year.


TAX-MANAGED BALANCED FUND
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED  ------------------------------------------------------
THROUGHOUT EACH PERIOD                          JUNE 30, 2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $15.54      $17.18     $18.30     $18.87     $16.74     $14.67
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .20         .44        .46        .48        .43        .39
  Net Realized and Unrealized Gain (Loss)
   on Investments*                                       1.10      (1.65)     (1.12)      (.56)       2.13       2.07
---------------------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      1.30      (1.21)      (.66)      (.08)       2.56       2.46
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income**                (.19)       (.43)      (.46)      (.49)      (.43)      (.39)
  Distributions from Realized Capital Gains                --          --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                  (.19)       (.43)      (.46)      (.49)      (.43)      (.39)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $16.65      $15.54     $17.18     $18.30     $18.87     $16.74
=====================================================================================================================
TOTAL RETURN+                                           8.41%      -7.07%     -3.54%     -0.50%     15.49%     16.93%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $451        $416       $419       $400       $330       $207
  Ratio of Total Expenses to
    Average Net Assets                                0.17%++       0.18%      0.19%      0.20%      0.20%      0.19%
  Ratio of Net Investment Income to
    Average Net Assets                                2.63%++       2.69%      2.64%      2.61%      2.52%      2.63%
  Portfolio Turnover Rate                               15%++         24%        21%        15%        13%         7%
=====================================================================================================================

*Includes increases from redemption fees of $.00, $.01, $.01, $.01, $.01, and $.01.
**Nontaxable dividends represent 79%, 82%, 87%, 92%, 90%, and 86% of dividends from net investment income. +Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED GROWTH AND INCOME FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED  ------------------------------------------------------
THROUGHOUT EACH PERIOD                          JUNE 30, 2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.15      $24.93     $28.66     $31.81     $26.55     $20.88
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .16        .313       .294       .295       .307        .29
  Net Realized and Unrealized Gain (Loss)
    on Investments*                                      2.07     (5.768)    (3.725)    (3.148)      5.267       5.67
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     2.23     (5.455)    (3.431)    (2.853)      5.574       5.96
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                  (.14)      (.325)     (.299)     (.297)     (.314)      (.29)
  Distributions from Realized Capital Gains                --          --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                  (.14)      (.325)     (.299)     (.297)     (.314)      (.29)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $21.24      $19.15     $24.93     $28.66     $31.81     $26.55
=====================================================================================================================
TOTAL RETURN**                                         11.69%     -21.95%    -11.93%     -9.03%     21.12%     28.67%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,167      $1,077     $1,606     $2,320     $2,240     $1,352
  Ratio of Total Expenses to
   Average Net Assets                                  0.18%+       0.17%      0.18%      0.19%      0.19%      0.19%
  Ratio of Net Investment Income to
   Average Net Assets                                  1.61%+       1.44%      1.13%      0.96%      1.11%      1.32%
  Portfolio Turnover Rate                                 5%+          9%         5%         5%         4%         4%
=====================================================================================================================

*Includes increases from redemption fees of $.00, $.03, $.02, $.02, $.01, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED GROWTH AND INCOME FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                 SIX MONTHS ENDED     YEAR ENDED     NOV. 12* TO
FOR A SHARE OUTSTANDING THROUGHOUT       JUNE 30,       DEC. 31,        DEC. 31,
    EACH PERIOD                              2003           2002            2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD       $39.35         $51.24          $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                      .336           .673            .087
  Net Realized and Unrealized Gain (Loss)   4.267       (11.870)           1.348
    on Investments**
--------------------------------------------------------------------------------
   Total from Investment Operations        4.603        (11.197)           1.435
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income     (.303)         (.693)          (.195)
  Distributions from Realized Capital Gains    --             --              --
--------------------------------------------------------------------------------
   Total Distributions                     (.303)         (.693)          (.195)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD             $43.65         $39.35          $51.24
================================================================================
TOTAL RETURN+                              11.74%        -21.92%           2.87%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)       $625           $520            $505
  Ratio of Total Expenses to Average
    Net Assets                            0.11%++          0.11%         0.14%++
  Ratio of Net Investment Income to
    Average Net Assets                    1.68%++          1.52%         1.26%++
  Portfolio Turnover Rate                    5%++             9%              5%
================================================================================


*Inception.
**Includes increases from redemption fees of $.01, $.05, and $.03.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED GROWTH AND INCOME FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                   MAR. 4* TO
                                                     JUNE 30,       YEAR ENDED DECEMBER 31,       DEC. 31,
                                                                -------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.15      $24.93     $28.66     $31.81     $26.99
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                  .167        .331       .319       .319       .274
  Net Realized and Unrealized Gain (Loss)
   on Investments**                                     2.072     (5.768)    (3.725)    (3.148)      4.882
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                     2.239     (5.437)    (3.406)    (2.829)      5.156
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 (.149)      (.343)     (.324)     (.321)     (.336)
  Distributions from Realized Capital Gains                --          --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                 (.149)      (.343)     (.324)     (.321)     (.336)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $21.24      $19.15     $24.93     $28.66     $31.81
==========================================================================================================
TOTAL RETURN+                                          11.74%     -21.88%    -11.84%     -8.96%     19.23%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $187        $167       $158        $95       $108
  Ratio of Total Expenses to Average Net Assets       0.08%++       0.08%      0.08%      0.11%    0.10%++
  Ratio of Net Investment Income to Average
    Net Assets                                        1.71%++       1.54%      1.25%      1.04%    1.18%++
  Portfolio Turnover Rate                                5%++          9%         5%         5%         4%
==========================================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.03, $.02, $.02, and $.01. +Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INVESTOR SHARES
---------------------------------------------------------------------------------------------------------------------
                                                                                YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                      SIX MONTHS ENDED  ------------------------------------------------------
THROUGHOUT EACH PERIOD                          JUNE 30, 2003        2002       2001       2000       1999       1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.49      $25.73     $30.59     $34.17     $25.69     $20.18
---------------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .10        .196       .164       .117       .117        .13
  Net Realized and Unrealized Gain (Loss)
    on Investments*                                      2.50     (6.231)    (4.854)    (3.578)      8.487       5.51
---------------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                     2.60     (6.035)    (4.690)    (3.461)      8.604       5.64
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --      (.205)     (.170)     (.119)     (.124)      (.13)
  Distributions from Realized Capital Gains                --          --         --         --         --         --
---------------------------------------------------------------------------------------------------------------------
   Total Distributions                                     --      (.205)     (.170)     (.119)     (.124)      (.13)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $22.09      $19.49     $25.73     $30.59     $34.17     $25.69
=====================================================================================================================
Total Return**                                         13.34%     -23.45%    -15.34%    -10.13%     33.50%     27.95%
=====================================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                 $1,280      $1,154     $1,678     $2,643     $2,378     $1,479
  Ratio of Total Expenses to
   Average Net Assets                                  0.18%+       0.17%      0.18%      0.19%      0.19%      0.19%
  Ratio of Net Investment Income to
   Average Net Assets                                  1.02%+       0.87%      0.60%      0.36%      0.47%      0.62%
  Portfolio Turnover Rate                                13%+         10%        13%        17%        12%         5%
=====================================================================================================================

*Includes increases from redemption fees of $.00, $.02, $.02, $.01, $.01, and $.01.
**Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
+Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                         SIX MONTHS ENDED YEAR ENDED NOV. 12* TO
                                                 JUNE 30,   DEC. 31,    DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD       2003       2002        2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $39.24     $51.79      $50.00
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                               .22        .42        .064
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                 5.01    (12.53)       2.072
--------------------------------------------------------------------------------
   Total from Investment Operations                  5.23    (12.11)       2.136
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                 --      (.44)      (.346)
  Distributions from Realized Capital Gains            --         --          --
--------------------------------------------------------------------------------
   Total Distributions                                 --      (.44)      (.346)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $44.47     $39.24      $51.79
================================================================================
TOTAL RETURN+                                      13.33%    -23.38%       4.26%
================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)               $898       $741        $778
  Ratio of Total Expenses to Average Net Assets   0.11%++       .11%     0.14%++
  Ratio of Net Investment Income to Average
    Net Assets                                    1.09%++       .95%     0.79%++
  Portfolio Turnover Rate                           13%++        10%         13%
================================================================================
*Inception.
**Includes increases from redemption fees of $.01, $.03, and $.03.
+Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED CAPITAL APPRECIATION FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                  FEB. 24* TO
                                                     JUNE 30,       YEAR ENDED DECEMBER 31,       DEC. 31,
                                                                ------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $19.49      $25.73     $30.59     $34.18     $26.32
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .11        .216       .188       .136       .129
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                     2.50     (6.231)    (4.854)    (3.578)     7.877
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      2.61     (6.015)    (4.666)    (3.442)      8.006
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --      (.225)     (.194)     (.148)     (.146)
  Distributions from Realized Capital Gains                --          --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                     --      (.225)     (.194)     (.148)     (.146)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $22.10      $19.49     $25.73     $30.59     $34.18
==========================================================================================================
TOTAL RETURN+                                          13.39%     -23.37%    -15.26%    -10.07%     30.43%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $116        $106       $121       $210       $165
  Ratio of Total Expenses to Average Net Assets       0.08%++       0.08%      0.08%      0.10%    0.10%++
  Ratio of Net Investment Income to Average
   Net Assets                                         1.12%++       0.98%      0.69%      0.46%    0.56%++
  Portfolio Turnover Rate                               13%++         10%        13%        17%        12%
==========================================================================================================

*Inception.
**Includes increases from redemption fees of $.00, $.02, $.02, $.01, and $.01. +Total returns do not reflect the 2% redemption fee on shares held less than one year or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED SMALL-CAP FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                  FEB. 25* TO
                                                     JUNE 30,       YEAR ENDED DECEMBER 31,       DEC. 31,
                                                                 ---------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.67      $14.92     $14.23     $12.61     $10.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .05        .092       .079       .074       .049
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                     1.57     (2.247)       .696      1.620      2.615
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      1.62     (2.155)       .775      1.694      2.664
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --      (.095)     (.085)     (.074)     (.054)
  Distributions from Realized Capital Gains                --          --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                     --      (.095)     (.085)     (.074)     (.054)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $14.29      $12.67     $14.92     $14.23     $12.61
==========================================================================================================
TOTAL RETURN+                                          12.79%     -14.44%      5.44%     13.44%     26.28%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $702        $601       $568       $368       $194
  Ratio of Total Expenses to Average Net Assets       0.17%++       0.17%      0.20%      0.20%    0.19%++
  Ratio of Net Investment Income to Average
    Net Assets                                        0.80%++       0.68%      0.63%      0.64%    0.70%++
  Portfolio Turnover Rate                               27%++         21%        25%        64%        27%
==========================================================================================================

*Initial share purchase date. Subscription period for the fund was February 22, 1999, to March 24, 1999, during which time all assets were held in money market instruments. Performance measurement begins March 25, 1999.
**Includes increases from redemption fees of $.01, $.01, $.00, $.00, and $.00. +Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED SMALL-CAP FUND INSTITUTIONAL SHARES
----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                  APR. 21* TO
                                                     JUNE 30,        YEAR ENDED DECEMBER 31,      DEC. 31,
                                                                 ------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                   $12.68      $14.92     $14.23     $12.61     $10.76
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .06        .105       .092       .085       .044
  Net Realized and Unrealized Gain (Loss)
   on Investments**                                      1.57     (2.247)       .696       1.62      1.866
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                      1.63     (2.142)       .788      1.705      1.910
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --      (.098)     (.098)     (.085)     (.060)
  Distributions from Realized Capital Gains                --          --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                     --      (.098)     (.098)     (.085)     (.060)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                         $14.31      $12.68     $14.92     $14.23     $12.61
==========================================================================================================
TOTAL RETURN+                                          12.85%     -14.36%      5.53%     13.53%     17.77%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $24         $29        $53        $46        $19
  Ratio of Total Expenses to Average Net Assets       0.10%++       0.10%      0.10%      0.10%    0.10%++
  Ratio of Net Investment Income to Average
    Net Assets                                        0.87%++       0.74%      0.73%      0.76%    0.74%++
  Portfolio Turnover Rate                               27%++         21%        25%        64%        27%
==========================================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.01, $.00, $.00, and $.00. +Total returns do not reflect the transaction fee on purchases (0.5% from April 1, 2000, through March 31, 2002; 1% through March 31, 2000), the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED INTERNATIONAL FUND INVESTOR SHARES
----------------------------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED                                  AUG. 17* TO
                                                     JUNE 30,      YEAR ENDED DECEMBER 31,        DEC. 31,
                                                                -------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001       2000       1999
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $6.43       $7.79     $10.14     $11.96     $10.00
----------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .11         .14       .111        .11        .03
  Net Realized and Unrealized Gain (Loss)
   on Investments**                                       .50      (1.36)    (2.336)     (1.82)       1.97
----------------------------------------------------------------------------------------------------------
   Total from Investment Operations                       .61      (1.22)    (2.225)     (1.71)       2.00
----------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --       (.14)     (.125)      (.11)      (.04)
  Distributions from Realized Capital Gains                --          --         --         --         --
----------------------------------------------------------------------------------------------------------
   Total Distributions                                     --       (.14)     (.125)      (.11)      (.04)
----------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $7.04       $6.43     $7.79      $10.14     $11.96
==========================================================================================================
TOTAL RETURN+                                           9.49%     -15.62%    -21.94%    -14.29%     20.01%
==========================================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                   $364        $334       $327       $241       $135
  Ratio of Total Expenses to Average Net Assets       0.29%++       0.31%      0.35%      0.35%    0.35%++
  Ratio of Net Investment Income to Average
    Net Assets                                        3.50%++       2.04%      1.49%      1.24%    0.96%++
  Portfolio Turnover Rate                               16%++          7%        20%         5%         7%
==========================================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.01, $.00, $.01, and $.00. +Total returns do not reflect the transaction fee on purchases (0.25% from April 1, 2000, through March 31, 2002; 0.75% through March 31, 2000), the 2%
redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years.
++Annualized.

TAX-MANAGED INTERNATIONAL FUND INSTITUTIONAL SHARES
------------------------------------------------------------------------------------
                                             SIX MONTHS ENDED  YEAR ENDED JAN. 4* TO
                                                     JUNE 30,    DEC. 31,   DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD           2003        2002       2001
------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                    $6.43       $7.79     $10.13
------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                   .11        .148       .123
  Net Realized and Unrealized Gain (Loss)
    on Investments**                                      .50     (1.361)    (2.329)
------------------------------------------------------------------------------------
   Total from Investment Operations                       .61     (1.213)    (2.206)
------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     --      (.147)     (.134)
  Distributions from Realized Capital Gains                --          --         --
------------------------------------------------------------------------------------
    Total Distributions                                    --      (.147)     (.134)
------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                          $7.04       $6.43     $ 7.79
====================================================================================
TOTAL RETURN+                                           9.49%     -15.52%    -21.77%
====================================================================================
RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                    $63         $47        $55
  Ratio of Total Expenses to Average Net Assets       0.20%++       0.20%    0.22%++
  Ratio of Net Investment Income to Average
    Net Assets                                        3.56%++       2.16%    1.68%++
  Portfolio Turnover Rate                               16%++          7%        20%
====================================================================================

*Inception.
**Includes increases from redemption fees of $.01, $.01, and $.00.
+Total returns do not reflect the 0.25% transaction fee on purchases through March 31, 2002, the 2% redemption fee on shares held less than one year, or the 1% redemption fee on shares held at least one year but less than five years. ++Annualized.


SEE ACCOMPANYING NOTES, WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS

Vanguard Tax-Managed Funds comprise the Tax-Managed Balanced, Tax-Managed Growth and Income, Tax-Managed Capital Appreciation, Tax-Managed Small-Cap, and
Tax-Managed International Funds, each of which is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund.

     The Tax-Managed Growth and Income and Tax-Managed Capital Appreciation Funds each offer three classes of shares: Investor Shares, Admiral Shares, and Institutional Shares. The Tax-Managed Small-Cap and Tax-Managed International Funds each offer two classes of shares: Investor Shares and Institutional Shares. The Tax-Managed Balanced Fund offers only Investor Shares. Investor
Shares are available to any investor who meets the funds' minimum purchase requirements. Admiral Shares are designed for investors who meet certain administrative, servicing, tenure, and account-size criteria. Institutional Shares are designed for investors who meet certain administrative and servicing criteria and invest a minimum of $10 million.

     The Tax-Managed Balanced Fund invests in debt instruments of many municipal issuers; the issuers' abilities to meet their obligations may be affected by economic and political developments in a specific state or region. The Tax-Managed International Fund invests in securities of foreign issuers, which may subject it to investment risks not normally associated with investing in securities of United States corporations.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The funds consistently follow such policies in preparing their financial statements.

     1. SECURITY VALUATION: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the funds' pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

     2.  FOREIGN   CURRENCY:   Securities  and  other  assets  and   liabilities
denominated in foreign currencies are translated into U.S. dollars at the exchange rates on the valuation date as employed by Morgan Stanley Capital International in the calculation of its indexes.

     Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the asset or liability is settled in cash, when they are recorded as realized foreign currency gains (losses).

     3. REPURCHASE AGREEMENTS: Each fund, along with other members of The Vanguard Group, transfers uninvested cash balances to a pooled cash account, which is invested in repurchase agreements secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

     4. FEDERAL INCOME TAXES: Each fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal income taxes is required in the financial statements.

     5. DISTRIBUTIONS: Distributions to shareholders are recorded on the ex-dividend date.

     6. OTHER: Dividend income is recorded on the ex-dividend date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold. Premiums and discounts on municipal bonds are amortized and accreted, respectively, to interest income over the lives of the respective securities. Fees assessed on capital share transactions are credited to paid-in capital.

     Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.

B. The Vanguard Group furnishes at cost investment advisory, corporate management, administrative, marketing, and distribution services. The costs of such services are allocated to each fund under methods approved by the board of trustees. Each fund has committed to provide up to 0.40% of its assets in capital contributions to Vanguard. At June 30, 2003, the funds had contributed capital to Vanguard (included in Other Assets) of:

--------------------------------------------------------------------------------
                     CAPITAL CONTRIBUTION      PERCENTAGE   PERCENTAGE OF
                              TO VANGUARD         OF FUND      VANGUARD'S
TAX-MANAGED FUND                    (000)      NET ASSETS  CAPITALIZATION
--------------------------------------------------------------------------------
Balanced                             $ 78           0.02%           0.08%
Growth and Income                     339           0.02            0.34
Capital Appreciation                  392           0.02            0.39
Small-Cap                             123           0.02            0.12
International                          74           0.02            0.07
--------------------------------------------------------------------------------

The funds' trustees and officers are also directors and officers of Vanguard.


C. Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain, or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes.

     During the six months ended June 30, 2003, the Tax-Managed International Fund realized net foreign currency gains of $70,000, which increased distributable net income for tax purposes; accordingly, such gains have been reclassified from accumulated net realized losses to undistributed net investment income.

     The funds' tax-basis capital gains and losses are determined only at the end of each fiscal year. For tax purposes, at December 31, 2002, the following funds had tax-basis capital losses available to offset future net capital gains:

--------------------------------------------------------------------------------
                                                  CAPITAL LOSSES
                                          -----------------------------
                                                       EXPIRATION: FISCAL
                                               AMOUNT        YEARS ENDING
TAX-MANAGED FUND                                (000)        DECEMBER 31,
--------------------------------------------------------------------------------
Balanced                                     $ 28,436           2005-2011
Growth and Income                            394,471            2004-2011
Capital Appreciation                         443,154            2004-2010
Small-Cap                                     43,444            2007-2011
International                                 60,013            2007-2011
--------------------------------------------------------------------------------

The funds will use these capital losses to offset net taxable capital gains, if any, realized during the year ending December 31, 2003; should the funds realize net capital losses for the year, the losses will be added to the loss carryforward balances above.

     At June 30, 2003, net unrealized appreciation (depreciation) of investment securities for tax purposes was:

-------------------------------------------------------------------------
                                                        (000)
                             --------------------------------------------
                                                           NET UNREALIZED
                              APPRECIATED      DEPRECIATED   APPRECIATION
TAX-MANAGED FUND               SECURITIES       SECURITIES (DEPRECIATION)
-------------------------------------------------------------------------
Balanced                         $ 63,974        $ (4,094)       $ 59,880
Growth and Income                 351,097        (134,264)        216,833
Capital Appreciation              596,967         (95,708)        501,259
Small-Cap                         161,125         (28,247)        132,878
International                      23,442         (91,495)       (68,053)
-------------------------------------------------------------------------
     The Tax-Managed International Fund had net unrealized foreign currency gains of $80,000 resulting from the translation of other assets and liabilities at June 30, 2003.

D. During the six months ended June 30, 2003, purchases and sales of investment securities other than temporary cash investments were:

-------------------------------------------------------------------------
                                                        (000)
                                         --------------------------------
TAX-MANAGED FUND                                 PURCHASES          SALES
-------------------------------------------------------------------------
Balanced                                          $ 31,310       $ 42,614
Growth and Income                                   71,127         46,329
Capital Appreciation                               167,521        132,007
Small-Cap                                          106,196         89,117
International                                       47,454         31,937
-------------------------------------------------------------------------

E. The market value of securities on loan to broker/dealers at June 30, 2003, and collateral received with respect to such loans were:

-------------------------------------------------------------------------
                                                        (000)
                                         --------------------------------
                                              MARKET VALUE           CASH
                                                 OF LOANED     COLLATERAL
TAX-MANAGED FUND                                SECURITIES       RECEIVED
-------------------------------------------------------------------------
Growth and Income                                    $ 711          $ 778
Capital Appreciation                                 5,671          6,009
Small-Cap                                           13,923         14,615
International                                       14,239         15,166
-------------------------------------------------------------------------


     The funds invest cash collateral received in repurchase agreements, and record a liability for the return of the collateral, during the period the securities are on loan.

 F. Capital share transactions for each class of shares were:

----------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED          YEAR ENDED
                                                  JUNE 30, 2003        DECEMBER 31, 2002
                                               -------------------   -------------------
                                                 AMOUNT     SHARES     AMOUNT     SHARES
TAX-MANAGED FUND                                  (000)      (000)      (000)      (000)
----------------------------------------------------------------------------------------
BALANCED
  Issued                                       $ 19,384      1,217   $ 71,312      4,331
  Issued in Lieu of Cash Distributions            4,302        266      9,614        605
  Redeemed*                                    (17,623)    (1,120)   (40,859)    (2,569)
                                              ------------------------------------------
    Net Increase (Decrease)                       6,063        363     40,067      2,367
----------------------------------------------------------------------------------------
GROWTH AND INCOME
Investor Shares
  Issued                                       $ 45,405      2,313  $ 150,458      6,864
  Issued in Lieu of Cash Distributions            6,702        333     16,381        804
  Redeemed**                                   (77,498)    (3,938)  (342,208)   (15,869)
                                              ------------------------------------------
    Net Increase (Decrease)--Investor Shares   (25,391)    (1,292)  (175,369)    (8,201)
                                              ------------------------------------------
Admiral Shares
  Issued                                         58,169      1,409    227,266      5,042
  Issued in Lieu of Cash Distributions            3,139         76      6,429        155
  Redeemed**                                   (15,134)      (377)   (77,667)    (1,852)
                                              ------------------------------------------
    Net Increase (Decrease)--Admiral Shares      46,174      1,108    156,028      3,345
                                              ------------------------------------------
Institutional Shares
  Issued                                          5,449        276     65,035      2,752
  Issued in Lieu of Cash Distributions            1,205         60      2,082        102
  Redeemed**                                    (4,759)      (253)   (10,211)      (494)
                                              ------------------------------------------
    Net Increase (Decrease)-
       Institutional Shares                       1,895         83     56,906      2,360
----------------------------------------------------------------------------------------

*Net  of   redemption   fees  for  2003  and  2002  of  $131,000  and  $338,000,
respectively.
**Net of redemption fees for 2003 and 2002 of $410,000 and $2,036,000, respectively (fund totals).


----------------------------------------------------------------------------------------
                                                SIX MONTHS ENDED          YEAR ENDED
                                                  JUNE 30, 2003        DECEMBER 31, 2002
                                               -------------------   -------------------
                                                 AMOUNT     SHARES     AMOUNT     SHARES
TAX-MANAGED FUND                                  (000)      (000)      (000)      (000)
----------------------------------------------------------------------------------------
CAPITAL APPRECIATION
Investor Shares
  Issued                                       $ 56,580      2,802  $ 161,791      7,252
  Issued in Lieu of Cash Distributions               --         --     10,694        551
  Redeemed*                                    (81,749)    (4,053)  (307,425)   (13,791)
                                              ------------------------------------------
    Net Increase (Decrease)                    (25,169)    (1,252)  (134,940)    (5,988)
                                              ------------------------------------------
Admiral Shares
  Issued                                         79,041      1,935    260,923      5,607
  Issued in Lieu of Cash Distributions               --         --      6,265        160
  Redeemed**                                   (25,336)      (631)   (80,115)    (1,918)
                                              ------------------------------------------
    Net Increase (Decrease)--Admiral Shares      53,705      1,304    187,073      3,849
                                              ------------------------------------------
Institutional Shares
  Issued                                             61          4     16,774        829
  Issued in Lieu of Cash Distributions               --         --        564         29
  Redeemed**                                    (3,632)      (198)    (2,983)      (146)
                                              ------------------------------------------
    Net Increase (Decrease)-
        Institutional Shares                    (3,571)      (194)     14,355        712
----------------------------------------------------------------------------------------
SMALL-CAP
Investor Shares
  Issued                                       $ 47,683      3,753  $ 165,515     11,625
  Issued in Lieu of Cash Distributions               --         --      3,630        287
  Redeemed**                                   (25,724)    (2,049)   (33,739)    (2,556)
                                              ------------------------------------------
    Net Increase (Decrease)-Investor Shares      21,959      1,704    135,406      9,356
                                              ------------------------------------------
Institutional Shares
  Issued                                             --         --      5,208        416
  Issued in Lieu of Cash Distributions               --         --        102          8
  Redeemed**                                    (8,630)      (670)   (22,548)    (1,679)
                                              ------------------------------------------
    Net Increase (Decrease)-
        Institutional Shares                    (8,630)      (670)   (17,238)    (1,255)
----------------------------------------------------------------------------------------
International
 Investor Shares
  Issued                                       $ 50,041      7,881  $ 123,341     17,238
  Issued in Lieu of Cash Distributions               --         --      5,637        899
  Redeemed**                                   (52,543)    (8,168)   (55,232)    (8,132)
                                              ------------------------------------------
    Net Increase (Decrease)-Investor Shares     (2,502)      (287)     73,476     10,005
                                              ------------------------------------------
Institutional Shares
  Issued                                         11,978      1,732         --         --
  Issued in Lieu of Cash Distributions               --         --      1,040        166
  Redeemed**                                         --         --         --         --
                                              ------------------------------------------
    Net Increase (Decrease)-
        Institutional Shares                     11,978      1,732      1,040        166
----------------------------------------------------------------------------------------

*Net of redemption fees for 2003 and 2002 of $444,000 and $1,686,000, respectively (fund totals).
**Net of redemption fees for 2003 and 2002 of $332,000 and $613,000, respectively (fund totals).
+Net of redemption fees for 2003 and 2002 of $306,000 and $415,000, respectively (fund totals).

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                                       39

THE PEOPLE WHO GOVERN YOUR FUND

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard(R) funds and provides services to them on an at-cost basis.

     A majority of Vanguard's board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the investments they have made as private individuals. Our independent board members bring distinguished backgrounds in business, academia, and public service to their task of working with Vanguard officers to establish the policies and oversee the activities of the funds.

     Among board members' responsibilities are selecting investment advisers for the funds; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees/directors; and electing Vanguard officers. The dates in parentheses below show when each trustee was initially elected.

--------------------------------------------------------------------------------
JOHN J. BRENNAN*             Chairman of the Board, Chief Executive Officer, and
(1987)                       Director/Trustee of The Vanguard Group,  Inc.,  and
                             of each  of  the investment companies served by The
                             Vanguard Group.
--------------------------------------------------------------------------------

INDEPENDENT TRUSTEES

CHARLES D. ELLIS           The Partners of '63 (pro bono ventures in education);
(2001)                     Senior Adviser to Greenwich Associates (international
                           business strategy  consulting);  Successor Trustee of
                           Yale University;  Overseer  of  the  Stern  School of
                           Business at  New  York  University;  Trustee  of  the
                           Whitehead Institute for Biomedical Research.
--------------------------------------------------------------------------------
RAJIV L. GUPTA             Chairman and Chief Executive Officer (since October
(2002)                     1999), Vice  Chairman  (January-September 1999),  and
                           Vice President (prior to September1999)  of  Rohm and
                           Haas Co. (chemicals);  Director  of  Technitrol, Inc.
                           (electroniccomponents),    and      Agere     Systems
                           (communications  components);  Board  Member  of  the
                           American   Chemistry   Council;   Trustee  of  Drexel
                           University.
--------------------------------------------------------------------------------
JOANN HEFFERNAN HEISEN     Vice President, Chief Information Officer, and Member
(1998)                     of the  Executive  Committee  of  Johnson  &  Johnson
                           (pharmaceuticals/consumer products); Director  of the
                           Medical Center  at Princeton and Women's Research and
                           Education Institute.
--------------------------------------------------------------------------------
BURTON G. MALKIEL          Chemical   Bank   Chairman's  Professor of Economics,
(1977)                     Princeton University; Director of Vanguard Investment
                           Series plc  (Irish investment fund)  (since  November
                           2001),  Vanguard  Group  (Ireland)  Limited   (Irish
                           investment  management  firm)  (since November 2001),
                           Prudential  Insurance  Co.  of  America,  BKF Capital
                           (investment management firm), The Jeffrey Co.(holding
                           company), and NeuVis, Inc.(software company).
--------------------------------------------------------------------------------
ALFRED M. RANKIN, JR.      Chairman, President,  Chief  Executive  Officer,  and
(1993)                     Director of NACCO Industries, Inc.  (forklift trucks/
                           housewares/lignite); Director of Goodrich Corporation
                           (industrial products/aircraft systems  and services);
                           Director until 1998 of  Standard Products  Company (a
                           supplier for the automotive industry).
--------------------------------------------------------------------------------
J. LAWRENCE WILSON         Retired Chairman and Chief Executive Officer of Rohm
(1985)                     and Haas Co.  (chemicals);  Director  of Cummins Inc.
                           (diesel engines), MeadWestvaco Corp.(paper products),
                           and    AmerisourceBergen     Corp.    (pharmaceutical
                           distribution); Trustee of Vanderbilt University.
--------------------------------------------------------------------------------
EXECUTIVE OFFICERS*

R. Gregory Barton          Secretary;  Managing  Director and General Counsel of
                           The   Vanguard  Group, Inc. (since  September  1997);
                           Secretary  of  The  Vanguard Group and of each of the
                           investment  companies  served  by The Vanguard Group;
                           Principal  of  The Vanguard Group (prior to September
                           1997).
--------------------------------------------------------------------------------
THOMAS J. HIGGINS          Treasurer; Principal  of  The  Vanguard  Group, Inc.;
                           Treasurer of each  of the investment companies served
                           by The Vanguard Group.
--------------------------------------------------------------------------------
* Officers of the funds are "interested persons" as defined in the Investment Company Act of 1940.

More  information   about  the  trustees  is  in  the  Statement  of  Additional
Information, available from The Vanguard Group.

--------------------------------------------------------------------------------
VANGUARD SENIOR MANAGEMENT TEAM

MORTIMER J. BUCKLEY, Information Technology.
F. WILLIAM MCNABB, III, Client Relationship Group.
JAMES H. GATELY, Investment Programs and Services.
MICHAEL S. MILLER, Planning and Development.
KATHLEEN C. GUBANICH, Human Resources.
RALPH K. PACKARD, Finance.
IAN A. MACKINNON, Fixed Income Group.
GEORGE U. SAUTER, Quantitative Equity Group.
--------------------------------------------------------------------------------
JOHN C. BOGLE, Founder; Chairman and Chief Executive Officer, 1974-1996.

[PICTURE OF SHIP]
THE VANGUARD GROUP LOGO(R)
POST OFFICE BOX 2600
VALLEY FORGE, PA 19482-2600


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S&P(R),  S&P  500(R),  Standard & Poor's  500,  500,  and S&P  SmallCap  600 are
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The Vanguard  Group,  Inc.  Vanguard  mutual funds are not sponsored,  endorsed,
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representation regarding the advisability of investing in the funds.

All other marks are the exclusive property of their respective owners.

ABOUT OUR COVER

The photographs of the sails and ship that appear on the cover of this report are copyrighted by Michael Kahn.

FOR MORE INFORMATION

This report is intended for the fund's shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current fund prospectus.

To  receive  a free  copy  of the  prospectus  or the  Statement  of  Additional
Information,  or to  request  additional  information  about  the  fund or other
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All  comparative  mutual fund data are from Lipper  Inc. or  Morningstar,  Inc., unless otherwise noted.

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(C)2003 THE VANGUARD GROUP, INC.
ALL RIGHTS RESERVED.
VANGUARD MARKETING
CORPORATION, DISTRIBUTOR.

Q872 082003

VANGUARD TAX-MANAGED FUNDS(R)

Semiannual Report June 30, 2003 (unaudited)

STATEMENT OF NET ASSETS

The Statement of Net Assets should be read in conjunction with the Statement of Operations, Statement of Changes in Net Assets, Financial Highlights, and Notes to Financial Statements, all of which appear in the accompanying report.

     This Statement provides a detailed list of each fund's holdings, including each security's market value on the last day of the reporting period. Securities are grouped and subtotaled by asset type (common stocks, bonds, etc.), with common stocks listed in descending market-value order (grouped by country for the Tax-Managed International Fund). The Tax-Managed Balanced Fund's municipal bond holdings are grouped and subtotaled by state. Other assets are added to, and liabilities are subtracted from, the value of Total Investments to calculate the fund's Net Assets. Finally, Net Assets are divided by the outstanding shares of the fund to arrive at its share price, or Net Asset Value (NAV) Per Share.

     At the end of the Statement of Net Assets of each fund, you will find a table displaying the composition of the fund's net assets. Because all income and any realized gains must be distributed to shareholders each year, the bulk of net assets consists of Paid-in Capital (money invested by shareholders). The amounts shown for Undistributed Net Investment Income and Accumulated Net Realized Gains usually approximate the sums the fund had available to distribute to shareholders as income dividends or capital gains as of the statement date, but may differ because certain investments or transactions may be treated differently for financial statement and tax purposes. Any Accumulated Net Realized Losses, and any cumulative excess of distributions over net income or net realized gains, will appear as negative balances. Unrealized Appreciation (Depreciation) is the difference between the market value of the fund's investments and their cost, and reflects the gains (losses) that would be realized if the fund were to sell all of its investments at their statement-date values.

================================================================================
CONTENTS
--------------------------------------------------------------------------------
Tax-Managed Balanced Fund                    1
Tax-Managed Growth and Income Fund          12
Tax-Managed Capital Appreciation Fund       18
Tax-Managed Small-Cap Fund                  25
Tax-Managed International Fund              32
================================================================================

================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (47.9%)
--------------------------------------------------------------------------------
  General Electric Co.                         236,609                     6,786
  Pfizer Inc.                                  187,210                     6,393
  ExxonMobil Corp.                             159,244                     5,718
  Microsoft Corp.                              213,700                     5,473
  Citigroup, Inc.                              121,897                     5,217
  Johnson & Johnson                             72,232                     3,734
  Wal-Mart Stores, Inc.                         64,500                     3,462
  Intel Corp.                                  159,900                     3,323
  International Business
  Machines Corp.                                38,700                     3,193
  American International Group, Inc.            55,606                     3,068
  Merck & Co., Inc.                             50,400                     3,052
* Cisco Systems, Inc.                          174,600                     2,914
  Bank of America Corp.                         33,505                     2,648
  The Procter & Gamble Co.                      28,300                     2,524
  Verizon Communications                        58,900                     2,324
  The Coca-Cola Co.                             44,800                     2,079
* Amgen, Inc.                                   30,000                     1,993
  Altria Group, Inc.                            43,300                     1,968
  Wells Fargo & Co.                             38,400                     1,934
* Dell Computer Corp.                           57,400                     1,835
  SBC Communications Inc.                       68,844                     1,759
  PepsiCo, Inc.                                 39,500                     1,758
* Viacom Inc. Class B                           39,371                     1,719
  Home Depot, Inc.                              49,200                     1,630
  ChevronTexaco Corp.                           21,419                     1,546
  Medtronic, Inc.                               31,400                     1,506
* AOL Time Warner Inc.                          85,610                     1,377
  Fannie Mae                                    20,200                     1,362
  Abbott Laboratories                           31,000                     1,357
  Eli Lilly & Co.                               19,100                     1,317
================================================================================

================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
  J.P. Morgan Chase & Co.                       37,600                     1,285
* Oracle Corp.                                 104,400                     1,255
  Wyeth                                         26,200                     1,193
  Anheuser-Busch Cos., Inc.                     21,000                     1,072
  American Express Co.                          25,200                     1,054
  Wachovia Corp.                                25,700                     1,027
  Hewlett-Packard Co.                           48,012                     1,023
  3M Co.                                         7,300                       942
  Morgan Stanley                                21,960                       939
  Bristol-Myers Squibb Co.                      34,100                       926
  Lowe's Cos., Inc.                             21,200                       911
  Merrill Lynch & Co., Inc.                     19,400                       906
  BellSouth Corp.                               33,600                       895
* Comcast Corp. Class A                         27,316                       823
  United Technologies Corp.                     11,300                       800
  U.S.  Bancorp                                 32,500                       796
  UnitedHealth  Group Inc.                      15,800                       794
* Comcast  Corp. Special Class A                27,492                       793
  Cardinal Health,  Inc.                        12,190                       784
  The Walt Disney Co.                           39,400                       778
  Colgate-Palmolive  Co.                        13,200                       765
* Liberty  Media Corp.                          64,928                       751
  Bank One Corp.                                20,164                       750
* Applied Materials, Inc.                       46,800                       741
  Freddie Mac                                   14,600                       741
  ConocoPhillips                                13,476                       738
  United Parcel Service, Inc.                   11,400                       726
  E.I. du Pont de Nemours & Co.                 16,900                       704
  First Data Corp.                              15,968                       662
  Walgreen Co.                                  21,600                       650
  Washington Mutual, Inc.                       15,671                       647
  Fifth Third Bancorp                           11,100                       636
* Boston Scientific Corp.                       10,000                       611
  Texas Instruments, Inc.                       34,500                       607
  Sysco Corp.                                   20,200                       607
  Gillette Co.                                  18,800                       599
* Cendant Corp.                                 32,495                       595
  The Goldman Sachs Group, Inc.                  7,100                       595
* Clear Channel Communications, Inc.            13,930                       590
  Prudential Financial, Inc.                    17,500                       589
  FedEx Corp.                                    9,100                       564
  Kimberly-Clark Corp.                          10,672                       556
* EMC Corp.                                     53,000                       555
* Forest Laboratories, Inc.                     10,100                       553
  Lockheed Martin Corp.                         11,200                       533
  Lehman Brothers Holdings, Inc.                 7,900                       525
  SLM Corp.                                     13,400                       525
* eBay Inc.                                      5,000                       521
  Target Corp.                                  13,200                       499
  QUALCOMM Inc.                                 13,900                       497
  AFLAC Inc.                                    16,100                       495
* Genentech, Inc.                                6,800                       490
  Progressive Corp. of Ohio                      6,500                       475
  Waste Management, Inc.                        19,501                       470
* Yahoo! Inc.                                   14,300                       468
* Sun Microsystems, Inc.                       101,700                       468
  Illinois Tool Works, Inc.                      7,100                       468
* Costco Wholesale Corp.                        12,700                       465
  Southwest Airlines Co.                        26,718                       460
  Alcoa Inc.                                    17,988                       459
* NEXTEL Communications, Inc.                   24,900                       450
* Kohl's Corp.                                   8,700                       447
  Union Pacific Corp.                            7,659                       444
  Guidant Corp.                                 10,000                       444
  Devon Energy Corp.                             8,223                       439
* Veritas Software Corp.                        15,219                       436
  The Boeing Co.                                12,640                       434
* WellPoint Health Networks Inc.
    Class A                                      5,100                       430
* Analog Devices, Inc.                          12,334                       429
  FleetBoston Financial Corp.                   14,400                       428
  MBNA Corp.                                    20,400                       425
* Best Buy Co., Inc.                             9,650                       424
  Dow Chemical Co.                              13,500                       418
  Newmont Mining Corp.
    (Holding Company)                           12,789                       415
  Harley-Davidson, Inc.                         10,300                       411
* Bed Bath & Beyond, Inc.                       10,400                       404
  State Street Corp.                            10,200                       402
  Baker Hughes, Inc.                            11,940                       401
* Anthem, Inc.                                   5,136                       396
  Burlington Resources, Inc.                     7,300                       395
  Capital One Financial Corp.                    8,000                       393
  Charles Schwab Corp.                          38,950                       393
  Travelers Property Casualty Corp.
    Class A                                     24,698                       393
  Maxim Integrated Products, Inc.               11,100                       380
  The Gap, Inc.                                 20,125                       378
* St. Jude Medical, Inc.                         6,484                       373
* InterActiveCorp                                9,400                       372
  Golden West Financial Corp.                    4,600                       368
  Marsh & McLennan Cos., Inc.                    7,200                       368
  Praxair, Inc.                                  6,100                       367
  Schering-Plough Corp.                         19,700                       366
  Apache Corp.                                   5,623                       366
* KLA-Tencor Corp.                               7,800                       363
  McDonald's Corp.                              16,300                       360
  Aetna Inc.                                     5,969                       359
* PG&E Corp.                                    16,800                       355
  The Principal Financial Group, Inc.           11,000                       355
* Starbucks Corp.                               14,200                       348
* Electronic Arts Inc.                           4,700                       348
  Anadarko Petroleum Corp.                       7,796                       347
* Yum! Brands, Inc.                             11,700                       346
================================================================================
2
================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
* Corning, Inc.                                 46,200                       341
  Stryker Corp.                                  4,900                       340
* Lexmark International, Inc.                    4,800                       340
* International Game Technology                  3,300                       338
  Wm. Wrigley Jr. Co.                            6,000                       337
  Allstate Corp.                                 9,400                       335
  General Dynamics Corp.                         4,600                       334
* AT&T Wireless Services Inc.                   40,469                       332
  Metropolitan Life Insurance Co.               11,700                       331
* EchoStar Communications Corp.
    Class A                                      9,557                       331
  Avon Products, Inc.                            5,300                       330
* Xerox Corp.                                   31,100                       329
  The Hartford Financial Services
    Group Inc.                                   6,500                       327
* Staples, Inc.                                 17,737                       325
* SunGard Data Systems, Inc.                    12,500                       324
  John Hancock Financial
    Services, Inc.                              10,500                       322
  Federated Department Stores, Inc.              8,700                       321
  Marriott International, Inc. Class A           8,300                       319
  MBIA, Inc.                                     6,500                       317
* Concord EFS, Inc.                             21,450                       316
* MedImmune Inc.                                 8,624                       314
  Countrywide Financial Corp.                    4,500                       313
  AmerisourceBergen Corp.                        4,500                       312
* Amazon.com, Inc.                               8,500                       310
* Zimmer Holdings, Inc.                          6,870                       309
* Apollo Group, Inc. Class A                     5,000                       309
* Intuit, Inc.                                   6,900                       307
* Xilinx, Inc.                                  12,100                       306
* Caremark Rx, Inc.                             11,900                       306
  Adobe Systems, Inc.                            9,500                       305
  Mattel, Inc.                                  16,080                       304
  Bear Stearns Co., Inc.                         4,100                       297
* Fiserv, Inc.                                   8,325                       296
  Biomet, Inc.                                  10,225                       293
  Danaher Corp.                                  4,300                       293
  Moody's Corp.                                  5,500                       290
  Mylan Laboratories, Inc.                       8,300                       289
  HCA Inc.                                       8,902                       285
  Paychex, Inc.                                  9,650                       283
  Ambac Financial Group, Inc.                    4,250                       282
  M & T Bank Corp.                               3,300                       278
  Burlington Northern Santa Fe Corp.             9,738                       277
* BJ Services Co.                                7,400                       276
* The Kroger Co.                                16,500                       275
  ITT Industries, Inc.                           4,200                       275
  Automatic Data Processing, Inc.                8,100                       274
* Broadcom Corp.                                11,000                       274
* Apple Computer, Inc.                          14,300                       273
* Symantec Corp.                                 6,200                       272
  Norfolk Southern Corp.                        14,100                       271
  Franklin Resources Corp.                       6,900                       270
* Altera Corp.                                  16,400                       269
* Network Appliance, Inc.                       16,539                       268
  Kinder Morgan, Inc.                            4,900                       268
* Synopsys, Inc.                                 4,300                       266
* Edison International                          16,100                       265
  Linear Technology Corp.                        8,200                       264
  CenturyTel, Inc.                               7,575                       264
  Honeywell International Inc.                   9,800                       263
  Starwood Hotels & Resorts
    Worldwide, Inc.                              9,101                       260
* Computer Sciences Corp.                        6,800                       259
* Genzyme Corp.-General Division                 6,200                       259
* Cox Communications, Inc. Class A               8,100                       258
* QLogic Corp.                                   5,300                       256
  CVS Corp.                                      9,128                       256
  Northrop Grumman Corp.                         2,959                       255
* Watson Pharmaceuticals, Inc.                   6,300                       254
* Office Depot, Inc.                            17,500                       254
* Coach, Inc.                                    5,100                       254
* Intersil Corp.                                 9,500                       253
  Centex Corp.                                   3,200                       249
* Quest Diagnostics, Inc.                        3,900                       249
  EOG Resources, Inc.                            5,900                       247
  Legg Mason Inc.                                3,800                       247
* Express Scripts Inc.                           3,600                       246
* Oxford Health Plans, Inc.                      5,800                       244
* DST Systems, Inc.                              6,400                       243
* AutoZone Inc.                                  3,200                       243
* Dollar Tree Stores, Inc.                       7,650                       243
* Harrah's Entertainment, Inc.                   6,000                       241
  Microchip Technology, Inc.                     9,800                       241
* Dean Foods Co.                                 7,650                       241
  Sigma-Aldrich Corp.                            4,400                       238
* American Standard Cos., Inc.                   3,200                       237
* CarMax, Inc.                                   7,803                       235
* Citizens Communications Co.                   18,137                       234
* Waters Corp.                                   8,000                       233
* Univision Communications Inc.                  7,600                       231
* Health Net Inc.                                7,000                       231
  The Clorox Co.                                 5,400                       230
* Varian Medical Systems, Inc.                   4,000                       230
* Unisys Corp.                                  18,700                       230
  Janus Capital Group Inc.                      14,000                       230
  Liz Claiborne, Inc.                            6,500                       229
* Sealed Air Corp.                               4,800                       229
  Torchmark Corp.                                6,100                       227
  Loews Corp.                                    4,800                       227
  Sovereign Bancorp, Inc.                       14,500                       227
  D. R. Horton, Inc.                             8,050                       226
  NIKE, Inc. Class B                             4,200                       225
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
* Thermo Electron Corp.                         10,675                       224
* UTStarcom, Inc.                                6,300                       224
  MGIC Investment Corp.                          4,800                       224
  Hilton Hotels Corp.                           17,279                       221
  Dollar General Corp.                          12,060                       220
* Citrix Systems, Inc.                          10,800                       220
* Robert Half International, Inc.               11,600                       220
* Career Education Corp.                         3,200                       219
* National Semiconductor Corp.                  11,100                       219
  Health Management Associates
    Class A                                     11,812                       218
* Lear Corp.                                     4,700                       216
* Novellus Systems, Inc.                         5,900                       216
* Chiron Corp.                                   4,940                       216
* IVAX Corp.                                    12,037                       215
  Emerson Electric Co.                           4,200                       215
  Lennar Corp. Class A                           3,000                       215
  Cintas Corp.                                   6,050                       214
* Michaels Stores, Inc.                          5,600                       213
* Fox Entertainment Group, Inc.
    Class A                                      7,400                       213
* BEA Systems, Inc.                             19,600                       213
  Zions Bancorp                                  4,200                       213
* Rent-A-Center, Inc.                            2,800                       212
* Energizer Holdings, Inc.                       6,700                       210
* Williams-Sonoma, Inc.                          7,200                       210
* Smith International, Inc.                      5,700                       209
  XTO Energy, Inc.                              10,400                       209
* Republic Services, Inc. Class A                9,200                       209
  Mellon Financial Corp.                         7,500                       208
* AutoNation, Inc.                              13,200                       207
  Archer-Daniels-Midland Co.                    16,121                       207
* Brinker International, Inc.                    5,750                       207
* Sanmina-SCI Corp.                             32,808                       207
  Coca-Cola Enterprises, Inc.                   11,400                       207
* Affiliated Computer Services, Inc.
    Class A                                      4,500                       206
  Rouse Co. REIT                                 5,400                       206
  Southern Co.                                   6,600                       206
* NVR, Inc.                                        500                       206
  Hasbro, Inc.                                  11,725                       205
* Jones Apparel Group, Inc.                      7,000                       205
* Lincare Holdings, Inc.                         6,500                       205
* Markel Corp.                                     800                       205
* General Motors Corp. Class H                  15,962                       204
  Molex, Inc.                                    7,566                       204
* PeopleSoft, Inc.                              11,600                       204
  Pulte Homes, Inc.                              3,300                       203
  Freeport-McMoRan
    Copper & Gold, Inc. Class B                  8,300                       203
* SPX Corp.                                      4,600                       203
* Smithfield Foods, Inc.                         8,800                       202
  Radian Group, Inc.                             5,500                       202
* The Dun & Bradstreet Corp.                     4,900                       201
  Expeditors International of
    Washington, Inc.                             5,800                       201
  Manpower Inc.                                  5,400                       200
  The Pepsi Bottling Group, Inc.                10,000                       200
  McKesson Corp.                                 5,600                       200
* Mohawk Industries, Inc.                        3,600                       200
* Compuware Corp.                               34,200                       197
  General Motors Corp.                           5,479                       197
  ENSCO International, Inc.                      7,300                       196
* First Health Group Corp.                       7,100                       196
* Pride International, Inc.                     10,400                       196
  CSX Corp.                                      6,500                       196
* JDS Uniphase Corp.                            55,600                       195
* Pactiv Corp.                                   9,900                       195
* Constellation Brands, Inc. Class A             6,200                       195
* Toys R Us, Inc.                               16,000                       194
* Barr Laboratories, Inc.                        2,950                       193
* Cablevision Systems- NY Group
    Class A                                      9,294                       193
  Pogo Producing Co.                             4,500                       192
* Celgene Corp.                                  6,300                       192
* L-3 Communications Holdings, Inc.              4,400                       191
* Tenet Healthcare Corp.                        16,390                       191
  IMS Health, Inc.                              10,576                       190
* Siebel Systems, Inc.                          19,910                       190
  Foot Locker, Inc.                             14,300                       189
* MGM Mirage, Inc.                               5,514                       188
* Henry Schein, Inc.                             3,600                       188
  DENTSPLY International Inc.                    4,600                       188
* BMC Software, Inc.                            11,500                       188
  NSTAR                                          4,100                       187
* Gentex Corp.                                   6,100                       187
  Gannett Co., Inc.                              2,400                       184
* Providian Financial Corp.                     19,900                       184
* American Power Conversion Corp.               11,800                       184
  Telephone & Data Systems, Inc.                 3,700                       184
* PETsMART, Inc.                                11,000                       183
* Westwood One, Inc.                             5,400                       183
* CDW Corp.                                      4,000                       183
* Safeway, Inc.                                  8,934                       183
* Pioneer Natural Resources Co.                  7,000                       183
  W.W. Grainger, Inc.                            3,900                       182
* Big Lots Inc.                                 12,100                       182
  RadioShack Corp.                               6,900                       182
* Cooper Cameron Corp.                           3,600                       181
  Outback Steakhouse                             4,650                       181
* LSI Logic Corp.                               25,600                       181
* Jabil Circuit, Inc.                            8,200                       181
* Toll Brothers, Inc.                            6,400                       181
  Precision Castparts Corp.                      5,800                       180
================================================================================
4
================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
* Apogent Technologies Inc.                      9,000                       180
* Navistar International Corp.                   5,500                       179
  Darden Restaurants Inc.                        9,450                       179
* Rowan Cos., Inc.                               8,000                       179
  Plum Creek Timber Co. Inc. REIT                6,900                       179
* BISYS Group, Inc.                              9,700                       178
  IndyMac Bancorp, Inc. REIT                     7,000                       178
  Noble Energy, Inc.                             4,700                       178
* Furniture Brands International Inc.            6,800                       177
  E.W. Scripps Co. Class A                       2,000                       177
* Teradyne, Inc.                                10,200                       177
* JetBlue Airways Corp.                          4,150                       176
  Motorola, Inc.                                18,606                       175
  Roslyn Bancorp, Inc.                           8,150                       175
  Fluor Corp.                                    5,200                       175
* Cadence Design Systems, Inc.                  14,500                       175
* Certegy, Inc.                                  6,300                       175
  HCC Insurance Holdings, Inc.                   5,900                       174
* Andrx Group                                    8,753                       174
* GTECH Holdings Corp.                           4,600                       173
  Total System Services, Inc.                    7,700                       172
* Qwest Communications
    International Inc.                          35,751                       171
  C.H. Robinson Worldwide, Inc.                  4,800                       171
* Iron Mountain, Inc.                            4,600                       171
    Fastenal Co.                                 5,000                       170
  Kerr-McGee Corp.                               3,774                       169
* Laboratory Corp. of
    America Holdings                             5,600                       169
* Jacobs Engineering Group Inc.                  4,000                       169
* Patterson-UTI Energy, Inc.                     5,200                       168
* Ceridian Corp.                                 9,900                       168
* NVIDIA Corp.                                   7,300                       168
* Hispanic Broadcasting Corp.                    6,600                       168
* Tellabs, Inc.                                 25,500                       167
* Agilent Technologies, Inc.                     8,563                       167
* Catellus Development Corp.                     7,600                       167
* Biogen, Inc.                                   4,400                       167
  The Bank of New York Co., Inc.                 5,800                       167
* Performance Food Group Co.                     4,500                       167
  Dominion Resources, Inc.                       2,590                       166
  Baxter International, Inc.                     6,400                       166
  Reynolds & Reynolds Class A                    5,800                       166
* Smurfit-Stone Container Corp.                 12,688                       165
* Phelps Dodge Corp.                             4,300                       165
* Reebok International Ltd.                      4,900                       165
* Krispy Kreme Doughnuts, Inc.                   4,000                       165
* Varco International, Inc.                      8,400                       165
* Allied Waste Industries, Inc.                 16,300                       164
  The PMI Group Inc.                             6,100                       164
  Reinsurance Group of America, Inc.             5,100                       164
  Rockwell Collins, Inc.                         6,600                       163
* Universal Health Services Class B              4,100                       162
  Ford Motor Co.                                14,765                       162
* Newfield Exploration Co.                       4,300                       161
* Owens-Illinois, Inc.                          11,700                       161
  Black & Decker Corp.                           3,700                       161
* Columbia Sportswear Co.                        3,100                       159
  Mandalay Resort Group                          5,000                       159
* BOK Financial Corp.                            4,120                       159
* Alleghany Corp.                                  830                       159
* National-Oilwell, Inc.                         7,200                       158
  Estee Lauder Cos. Class A                      4,700                       158
  Lyondell Chemical Co.                         11,600                       157
* SICOR, Inc.                                    7,700                       157
* LAM Research Corp.                             8,600                       157
  Leucadia National Corp.                        4,200                       156
  Caterpillar, Inc.                              2,800                       156
  ALLTEL Corp.                                   3,230                       156
  Williams Cos., Inc.                           19,700                       156
  Tyson Foods, Inc.                             14,631                       155
  Helmerich & Payne, Inc.                        5,300                       155
* Stericycle, Inc.                               4,000                       154
* NTL Incorporated                               4,500                       154
* Timberland Co.                                 2,900                       153
  Medicis Pharmaceutical Corp.                   2,700                       153
* Grant Prideco, Inc.                           13,015                       153
  The St. Joe Co.                                4,900                       153
  Transatlantic Holdings, Inc.                   2,200                       152
* Cytec Industries, Inc.                         4,500                       152
* Convergys Corp.                                9,500                       152
* Entercom Communications Corp.                  3,100                       152
* Lamar Advertising Co. Class A                  4,300                       151
  Sabre Holdings Corp.                           6,140                       151
* J.B. Hunt Transport Services, Inc.             4,000                       151
* Avnet, Inc.                                   11,900                       151
* Del Monte Foods Co.                           17,000                       150
  Brunswick Corp.                                6,000                       150
  Northeast Utilities                            8,900                       149
* Hovnanian Enterprises Class A                  2,500                       147
* Whole Foods Market, Inc.                       3,100                       147
* WellChoice Inc.                                5,000                       146
* Pharmaceutical Resources, Inc.                 3,000                       146
* Sprint PCS                                    25,300                       145
* BearingPoint, Inc.                            15,000                       145
  Peabody Energy Corp.                           4,300                       144
  Polo Ralph Lauren Corp.                        5,600                       144
* Sepracor Inc.                                  8,000                       144
* ADC Telecommunications, Inc.                  61,900                       144
  National City Corp.                            4,400                       144
  Becton, Dickinson & Co.                        3,700                       144
* FMC Technologies Inc.                          6,803                       143
  Nucor Corp.                                    2,900                       142
  Tootsie Roll Industries, Inc.                  4,642                       142
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
* Weight Watchers International, Inc.            3,100                       141
* 3Com Corp.                                    30,000                       140
* Key Energy Services, Inc.                     13,000                       139
  PepsiAmericas, Inc.                           11,000                       138
* Westport Resources Corp.                       6,000                       137
* Patterson Dental Co.                           3,000                       136
* Hearst-Argyle Television Inc.                  5,200                       135
  Neuberger Berman Inc.                          3,300                       132
* ChoicePoint Inc.                               3,800                       131
  Valero Energy Corp.                            3,600                       131
* United Defense Industries Inc.                 5,000                       130
  Wesco Financial Corp.                            410                       128
* Solectron Corp.                               34,200                       128
  ServiceMaster Co.                             11,900                       127
  Herman Miller, Inc.                            6,300                       127
* BlackRock, Inc.                                2,800                       126
  Northern Trust Corp.                           3,000                       125
* Host Marriott Corp. REIT                      13,700                       125
* Borders Group, Inc.                            7,100                       125
* Abercrombie & Fitch Co.                        4,400                       125
* Scotts Co.                                     2,500                       124
* Eon Labs, Inc.                                 3,500                       123
* Swift Transportation Co., Inc.                 6,600                       123
* NCR Corp.                                      4,768                       122
* Ingram Micro, Inc. Class A                    10,900                       120
* American Pharmaceuticals
    Partners, Inc.                               3,500                       119
* Endo Pharmaceuticals Holdings, Inc.            7,000                       118
  Monsanto Co.                                   5,454                       118
  International Paper Co.                        3,300                       118
  Alberto-Culver Co. Class B                     2,300                       118
  Eaton Vance Corp.                              3,700                       117
* Barnes & Noble, Inc.                           5,000                       115
  General Mills, Inc.                            2,400                       114
  Exelon Corp.                                   1,900                       114
  BB&T Corp.                                     3,300                       113
  Clayton Homes Inc.                             9,000                       113
* Packaging Corp. of America                     6,100                       112
* Park Place Entertainment Corp.                12,200                       111
  Kellogg Co.                                    3,200                       110
* DeVry, Inc.                                    4,700                       109
* Saks Inc.                                     11,200                       109
* The Cheesecake Factory                         2,900                       104
* Arrow Electronics, Inc.                        6,800                       104
  Amerada Hess Corp.                             2,100                       103
  Diamond Offshore Drilling, Inc.                4,900                       103
* Mettler-Toledo International Inc.              2,800                       103
* Millipore Corp.                                2,300                       102
* U.S. Cellular Corp.                            4,000                       102
  Federated Investors, Inc.                      3,700                       101
  AT&T Corp.                                     5,231                       101
  Georgia Pacific Group                          5,272                       100
  Duke Energy Corp.                              5,000                       100
* Rite Aid Corp.                                22,300                        99
* AGCO Corp.                                     5,800                        99
* Storage Technology Corp.                       3,800                        98
* Interactive Data Corp.                         5,400                        91
* Advanced Micro Devices, Inc.                  14,200                        91
  Investors Financial Services Corp.             3,100                        90
  Sara Lee Corp.                                 4,700                        88
  Winn-Dixie Stores, Inc.                        6,900                        85
  Sprint Corp.                                   5,600                        81
  LaBranche & Co. Inc.                           3,800                        79
  Martin Marietta Materials, Inc.                2,300                        77
  SunTrust Banks, Inc.                           1,300                        77
* Metro-Goldwyn-Mayer Inc.                       6,000                        75
  The MONY Group Inc.                            2,700                        73
* AES Corp.                                     11,300                        72
* CNA Financial Corp.                            2,900                        71
* King Pharmaceuticals, Inc.                     4,700                        69
  Travelers Property Casualty Corp.
    Class B                                      4,379                        69
  NiSource, Inc.                                 3,377                        64
* CIENA Corp.                                   11,300                        59
* Triad Hospitals, Inc.                          2,300                        57
  R.J. Reynolds Tobacco Holdings, Inc.           1,501                        56
  Computer Associates
    International, Inc.                          2,362                        53
  Albertson's, Inc.                              2,700                        52
* Polycom, Inc.                                  3,600                        50
* Level 3 Communications, Inc.                   7,300                        48
  SCANA Corp.                                    1,400                        48
* Valassis Communications, Inc.                  1,800                        46
  Beckman Coulter, Inc.                          1,100                        45
* IDEC Pharmaceuticals Corp.                     1,300                        44
* Micron Technology, Inc.                        3,700                        43
  ProLogis REIT                                  1,565                        43
* Avaya Inc.                                     6,600                        43
* Amkor Technology, Inc.                         3,220                        42
* Brocade Communications
    Systems, Inc.                                6,800                        40
* Tech Data Corp.                                1,300                        35
* Vishay Intertechnology, Inc.                   2,600                        34
  Newell Rubbermaid, Inc.                        1,218                        34
  Limited Brands, Inc.                           2,138                        33
  St. Paul Cos., Inc.                              900                        33
  Instinet Group Inc.                            6,800                        32
  Belo Corp. Class A                             1,400                        31
  Nationwide Financial Services, Inc.              900                        29
  ConAgra Foods, Inc.                            1,200                        28
  FirstEnergy Corp.                                700                        27
  Cinergy Corp.                                    700                        26
  Electronic Data Systems Corp.                  1,100                        24
  Lennar Corp. Class B                             340                        23
================================================================================
6
================================================================================
                                                                          MARKET
TAX-MANAGED                                                                VALUE
BALANCED FUND                                   SHARES                     (000)
--------------------------------------------------------------------------------
  Autodesk, Inc.                                 1,400                        23
* Alliant Techsystems, Inc.                        400                        21
  PNC Financial Services Group                     400                        20
  Nordstrom, Inc.                                  900                        18
  Xcel Energy, Inc.                                900                        14
  TXU Corp.                                        600                        13
  First Tennessee National Corp.                   300                        13
  Delphi Corp.                                   1,235                        11
  El Paso Corp.                                  1,300                        11
  Dynegy, Inc.                                   1,900                         8
* Monster Worldwide Inc.                           400                         8
* Pixar, Inc.                                      100                         6
  StanCorp Financial Group, Inc.                   100                         5
  Trizec Properties, Inc. REIT                     200                         2
* Corrections Corp. of America REIT                 74                         2
* Agere Systems Inc. Class B                       277                         1
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $172,939)                                                        216,277
--------------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT
                                                 (000)
--------------------------------------------------------------------------------
MUNICIPAL BONDS (52.4%)
--------------------------------------------------------------------------------
ALASKA (0.7%)
Matanuska-Susitna Borough AK GO
  5.50%, 3/1/2012 (3)                           $1,695                     1,985
Valdez AK Marine Terminal Rev.
  (Exxon Pipeline Co.) VRDO
  0.90%, 7/1/2003                                1,100                     1,100
                                                                    ------------
                                                                           3,085
                                                                    ------------
ARIZONA (2.4%)
Arizona Transp. Board Highway Rev.
  5.25%, 7/1/2017                                2,215                     2,456
  5.25%, 7/1/2020                                1,965                     2,138
Phoenix AZ Civic Improvement Corp.
Water System Rev.
  5.50%, 7/1/2015 (3)                            5,525                     6,331
                                                                    ------------
                                                                          10,925
                                                                    ------------
CALIFORNIA (3.3%)
California State Dept. Water Resources
  Power Supply Rev.
  5.50%, 5/1/2015 (2)                            3,000                     3,411
California Dept. of Water Resources
  Water System Rev. (Central Valley)
  8.25%, 12/1/2003                                 290                       299
California GO
  6.00%, 2/1/2016                                2,000                     2,334
  6.40%, 2/1/2006 (1)                              500                       561
California Health Fac. Finance Auth. Rev.
  (Catholic Healthcare West)
  6.25%, 7/1/2006 (1)                              395                       448
California Public Works Board Lease Rev.
  (Dept. of Corrections)
  5.00%, 9/1/2011 (2)                            1,535                     1,692
Central Coast California Water
  Auth. Rev.
  6.00%, 10/1/2008 (2)                           1,000                     1,154
Clovis CA Unified School Dist. GO
  0.00%, 8/1/2005 (3) (ETM)                      2,000                     1,943
Los Angeles CA Unified School Dist. GO
  6.00%, 7/1/2008 (3)                            1,000                     1,178
San Bernardino County CA Medical
  Center COP
  5.50%, 8/1/2005 (1)                              500                       543
South Orange County CA Public
  Finance Auth. Rev.
  7.00%, 9/1/2006 (1)                              875                     1,021
                                                                    ------------
                                                                          14,584
                                                                    ------------
COLORADO (0.7%)
Colorado Springs CO Util. System Rev.
  5.375%, 11/15/2013                             2,775                     3,214
                                                                    ------------
CONNECTICUT (0.2%)
South Central Connecticut Regional
  Water Auth. Water System Rev.
  5.75%, 8/1/2006 (3)                              900                       922
                                                                    ------------
DISTRICT OF COLUMBIA (1.5%)
District of Columbia GO
  5.50%, 6/1/2004 (4)                              740                       770
  5.50%, 6/1/2004 (4) (ETM)                        260                       271
  6.75%, 6/1/2005 (1)                                5                         5
  5.50%, 6/1/2007 (4)                            1,490                     1,684
  5.40%, 6/1/2012 (2)                              455                       516
District of Columbia Univ. Rev.
  (George Washington Univ.)
  6.00%, 9/15/2011 (1)                           3,000                     3,567
                                                                    ------------
                                                                           6,813
                                                                    ------------
FLORIDA (2.0%)
Florida Division Board Financial Dept.
  of General Services Systems Rev.
  (Dept. of Environmental Protection)
  5.00%, 7/1/2009                                3,000                     3,405
Florida Turnpike Auth. Rev.
  5.25%, 7/1/2009 (3)                              485                       550
  5.25%, 7/1/2010 (3)                              825                       941
Jacksonville FL Electric Auth. Rev.
  (Electric System) VRDO
  1.00%, 7/1/2003                                2,900                     2,900
Tampa FL Health System Rev.
  (Catholic Healthcare East)
  5.00%, 11/15/2009 (1)                          1,000                     1,134
                                                                    ------------
                                                                           8,930
                                                                    ------------
================================================================================
================================================================================
                                                  FACE                    MARKET
TAX-MANAGED                                     AMOUNT                    VALUE*
BALANCED FUND                                    (000)                     (000)
--------------------------------------------------------------------------------
GEORGIA (1.7%)
Atlanta GA Airport Fac. Rev.
  5.75%, 1/1/2013 (3)                            3,370                     3,907
Georgia Muni. Electric Power Auth. Rev.
  6.25%, 1/1/2012 (1)                            3,000                     3,671
                                                                    ------------
                                                                           7,578
                                                                    ------------
HAWAII (0.5%)
Hawaii GO
  5.875%, 10/1/2014 (1) (Prere.)                 1,870                     2,254
                                                                    ------------
ILLINOIS (1.9%)
Chicago IL (City Colleges Improvement) GO
  0.00%, 1/1/2012 (3)                            2,380                     1,738
Illinois GO.
  5.25%, 8/1/2012                                3,700                     4,271
Illinois Sales Tax Rev
  0.00%, 12/15/2016 (2)                          5,000                     2,780
                                                                    ------------
                                                                           8,789
                                                                    ------------
KANSAS (0.7%)
Kansas Dept. of Transp.
  Highway Rev. VRDO
  1.00%, 7/1/2003                                1,430                     1,430
Kansas Dev. Finance Auth. Rev.
  (Board of Regents)
  5.50%, 10/1/2003 (2)                           1,800                     1,821
                                                                    ------------
                                                                           3,251
                                                                    ------------
LOUISIANA (1.2%)
Louisiana GO
  5.50%, 5/15/2015 (3)                           2,665                     3,037
St. Charles Parish LA PCR
  (Entergy Inc.) PUT
  5.35%, 10/1/2003                               2,400                     2,420
                                                                    ------------
                                                                           5,457
                                                                    ------------
MASSACHUSETTS (3.7%)
Chelsea MA GO
  5.50%, 6/15/2011 (2)                             740                       851
  5.50%, 6/15/2012 (2)                             735                       845
Massachusetts Bay Transp.
  Auth. Rev.
  6.25%, 3/1/2005                                1,000                     1,081
  5.125%, 3/1/2013                               1,695                     1,910
Massachusetts Dev. Finance
  Agency Rev. (Smith College) VRDO
  0.95%, 7/7/2003                                3,300                     3,300
Massachusetts Health & Educ. Fac.
  Auth. Rev. (Caritas Christi
  Obligated Group)
  6.50%, 7/1/2012                                1,880                     1,963
Massachusetts Health & Educ. Fac.
  Auth. Rev. (Northeastern Univ.)
  5.00%, 10/1/2017 (1)                           1,000                     1,070
Massachusetts Water Pollution
  Abatement Trust
  6.00%, 8/1/2010                                1,780                     2,098
Massachusetts Water Resources
  Auth. Rev.
  5.75%, 8/1/2004 (1) (Prere.)                     300                       320
  5.25%, 8/1/2017 (4)                            3,000                     3,460
                                                                    ------------
                                                                          16,898
                                                                    ------------
MICHIGAN (2.1%)
Dickinson County MI Memorial
  Hosp. System Rev.
  7.625%, 11/1/2004 (Prere.)                       180                       185
Michigan Building Auth. Rev.
  5.30%, 10/1/2010                               1,250                     1,430
  5.125%, 10/15/2011                             3,015                     3,408
Michigan Muni. Bond Auth. Rev.
  (Clean Water Revolving Fund)
  5.875%, 10/1/2014 (Prere.)                     2,110                     2,562
Univ. of Michigan Hosp. Rev. VRDO
  0.95%, 7/1/2003                                2,000                     2,000
                                                                    ------------
                                                                           9,585
                                                                    ------------
MISSISSIPPI (1.2%)
Mississippi GO
  5.50%, 12/1/2018                               2,750                     3,249
  5.50%, 12/1/2019                               2,000                     2,359
                                                                    ------------
                                                                           5,608
                                                                    ------------
MISSOURI (1.8%)
Missouri Health & Educ. Fac. Auth.
  Health Fac. Rev. (St. Luke's Episcopal -
  Presbyterian Hosp.)
  5.50%, 12/1/2015 (4)                           2,965                     3,346
Missouri Health & Educ. Fac. Auth.
  (Washington Univ.)
  6.00%, 3/1/2030                                4,000                     4,816
                                                                    ------------
                                                                           8,162
                                                                    ------------
NEBRASKA (0.1%)
Nebraska Public Power Dist. Rev.
  5.25%, 1/1/2010 (1)                              125                       141
  5.25%, 1/1/2011 (1)                              225                       254
                                                                    ------------
                                                                             395
                                                                    ------------
NEVADA (0.6%)
Clark County NV Airport
  Improvement Rev.
  5.00%, 7/1/2005 (1)                            1,705                     1,827
Clark County NV School Dist. GO
  5.90%, 6/15/2006 (3) (Prere.)                    750                       853
                                                                    ------------
                                                                           2,680
                                                                    ------------
================================================================================
8
================================================================================
                                                  FACE                    MARKET
TAX-MANAGED                                     AMOUNT                    VALUE*
BALANCED FUND                                    (000)                     (000)
--------------------------------------------------------------------------------
NEW JERSEY (2.6%)
New Jersey Econ. Dev. Auth. Market
  Transition Fac. Rev.
  5.70%, 7/1/2004 (1) (Prere.)                     400                       427
New Jersey Transp. Corp. COP
  5.50%, 9/15/2011 (2)                           3,000                     3,517
New Jersey Transp. Trust Fund
  Auth. Rev.
  6.00%, 6/15/2005 (2)                           2,500                     2,725
  6.00%, 6/15/2008                                 250                       289
  6.00%, 12/15/2011 (1) (Prere.)                   625                       772
  5.00%, 6/15/2014                               1,555                     1,694
  6.00%, 12/15/2014 (1)                            330                       396
  6.00%, 12/15/2015 (1) (Prere.)                 1,440                     1,779
                                                                    ------------
                                                                          11,599
                                                                    ------------
NEW YORK (6.5%)
Erie County NY GO
  6.125%, 1/15/2011 (3)                            610                       730
Hempstead NY GO
  5.625%, 2/1/2011 (3)                             685                       756
  5.625%, 2/1/2011                                 155                       175
Huntington NY GO
  6.70%, 2/1/2010 (3)                              375                       459
Long Island NY Power Auth. Electric
  System Rev.
  5.50%, 12/1/2009 (2)                           2,000                     2,331
  5.50%, 12/1/2012 (4)                           2,000                     2,390
Metro. New York Transp. Auth. Rev.
  (Commuter Fac.)
  6.00%, 7/1/2006 (1)                            1,000                     1,133
Metro. New York Transp. Auth. Rev.
  (Dedicated Petroleum Tax)
  6.125%, 4/1/2014 (3) (Prere.)                  2,110                     2,555
New York City NY GO
  7.10%, 8/15/2004 (Prere.)                        500                       539
  6.375%, 8/15/2005 (Prere.)                       135                       151
  6.375%, 8/15/2009                                505                       554
New York City NY GO VRDO
  0.95%, 7/1/2003 LOC                              800                       800
New York City NY Muni. Water Finance
  Auth. Water & Sewer
  System Rev. VRDO
  0.95%, 7/1/2003 (3)                            1,800                     1,800
New York City NY Transitional
  Finance Auth. Rev.
  5.875%, 11/1/2012                              3,305                     3,866
  5.375%, 2/1/2013                               2,000                     2,294
New York State Dormitory Auth. Rev.
  (State Univ.)
  5.375%, 5/15/2007 (2)                            400                       451
New York State Dormitory Auth. Rev.
  (Vassar Brothers Hosp.)
  5.10%, 7/1/2010 (4)                            1,500                     1,658
New York State Environmental
  Fac. Corp. PCR (State Water
  Recovery Fund)
  6.35%, 6/15/2004                                 295                       315
  6.35%, 6/15/2006                                 225                       239
New York State Thruway Auth. Rev.
  (Service Contract)
  5.40%, 4/1/2005 (1)                              400                       420
  5.50%, 4/1/2014                                4,000                     4,602
Suffolk County NY GO
  5.00%, 4/1/2007 (3)                            1,120                     1,246
                                                                    ------------
                                                                          29,464
                                                                    ------------
NORTH CAROLINA (0.6%)
North Carolina Eastern Muni.
  Power Agency Rev.
  5.125%, 1/1/2014                               2,400                     2,507
                                                                    ------------
OHIO (3.7%)
Butler County OH Transp.
  Improvement Dist. Rev.
  6.00%, 4/1/2012 (4)                            2,250                     2,651
Cleveland OH Public Power
  System Rev.
  7.00%, 11/15/2004 (1) (Prere.)                 2,750                     3,028
Hamilton County OH Hosp. Fac. Rev.
  (Health Alliance of Greater
  Cincinnati) VRDO
  0.97%, 7/7/2003 (1)                            1,040                     1,040
Lorain County OH Hosp. Fac. Rev.
  (Catholic Healthcare Partners)
  6.00%, 9/1/2004 (1)                            1,080                     1,142
  5.625%, 9/1/2013 (1)                           1,775                     2,039
Ohio State-Infrastructure Improvements
  5.50%, 2/1/2019                                2,000                     2,353
Ohio Air Quality Dev. Auth.
  (Cincinnati Gas & Electric Co.) VRDO
  0.95%, 7/1/2003 LOC                            1,795                     1,795
Ohio Higher Educ. Fac. Comm. Rev.
  (Case Western Reserve Univ.) VRDO
  0.95%, 7/1/2003                                1,500                     1,500
Ohio Housing Finance Agency
  Mortgage Rev.
  5.025%, 3/1/2021                                 545                       547
Ohio Water Dev. Auth. Rev. (Pure Water)
  5.75%, 12/1/2005                                 105                       107
================================================================================

================================================================================
                                                  FACE                    MARKET
TAX-MANAGED                                     AMOUNT                    VALUE*
BALANCED FUND                                    (000)                     (000)
--------------------------------------------------------------------------------
Ohio Water Dev. Auth. Rev.
  6.00%, 12/1/2004 (2) (Prere.)                    315                       323
  6.00%, 12/1/2008 (2) (Prere.)                     75                        77
                                                                    ------------
                                                                          16,602
                                                                    ------------
OREGON (0.6%)
Oregon State Dept.
  Administrative Services
  5.75%, 4/1/2014 (4)                            2,400                     2,775

PENNSYLVANIA (4.5%)
Geisinger Health System Auth. of
  Pennsylvania Rev. (Penn State
  Geisinger Health System) VRDO
  0.98%, 7/1/2003                                  800                       800
Montgomery County PA IDA PCR
  (PECO Energy) PUT
  5.20%, 10/1/2004                               2,000                     2,073
Pennsylvania Convention Center
  Auth. Rev.
  6.70%, 9/1/2014 (1)                              500                       540
Pennsylvania GO
  5.00%, 7/1/2009                                5,000                     5,690
Pennsylvania Turnpike Comm. Oil
  Franchise Tax Rev.
  5.25%, 12/1/2009 (2)                             615                       703
  5.25%, 12/1/2011 (2)                             455                       523
Philadelphia PA Airport Parking Auth.
  5.75%, 9/1/2008 (2)                            1,150                     1,335
Philadelphia PA Hosp. & Higher Educ.
  Fac. Auth. Rev. (Children's Hosp. of
  Philadelphia) VRDO
  0.98%, 7/1/2003                                3,500                     3,500
  0.98%, 7/1/2003 (1)                            1,900                     1,900
Philadelphia PA School Dist. GO
  6.25%, 9/1/2005 (2)                              870                       961
Philadelphia PA Water & Waste
  Water Rev.
  6.25%, 8/1/2009 (1)                            1,000                     1,205
Pittsburgh PA GO
  5.20%, 3/1/2010 (3)                              580                       624
Pittsburgh PA Water & Sewer Auth. Rev.
  5.60%, 9/1/2005 (3) (Prere.)                     235                       257
                                                                    ------------
                                                                          20,111
                                                                    ------------
SOUTH DAKOTA (0.3%)
South Dakota Building Auth. Lease Rev.
  5.25%, 12/1/2010 (2)                           1,000                     1,133
                                                                    ------------
TENNESSEE (0.5%)
Metro. Govt. of Nashville & Davidson
  County TN Water & Sewer Rev.
  6.50%, 1/1/2009 (3)                            2,000                     2,403
                                                                    ------------
TEXAS (4.6%)
Austin TX Combined Util. System Rev.
  5.60%, 5/15/2005 (1) (Prere.)                  1,205                     1,302
Austin TX Water & Wastewater
  System Rev.
  5.75%, 5/15/2011 (1)                           2,200                     2,549
Brazos River TX Harbor Navigation
  Dist. Brazoria County Environmental
  (Dow Chemical Co. Project) PUT
  5.20%, 5/15/2008                                 800                       850
Carrollton TX Independent
  School Dist. GO
  6.00%, 2/15/2012 (Prere.)                      2,925                     3,474
Dallas TX Civic Center Refunding &
  Improvement Rev.
  4.60%, 8/15/2009 (1)                             110                       121
  4.70%, 8/15/2010 (1)                             815                       890
Harris County TX GO VRDO
  1.10%, 7/7/2003                                  900                       900
Harris County TX Health Fac.
  Dev. Corp. Rev. (St. Luke's
  Episcopal Hosp.) VRDO
  0.95%, 7/1/2003                                1,070                     1,070
Houston TX Water & Sewer
  System Rev.
  0.00%, 12/1/2008 (2)                           2,750                     2,381
Lubbock TX Health Fac. Dev. Corp. Rev.
  (St. Joseph's Health System)
  5.00%, 7/1/2008 (4)                            1,645                     1,825
Northwest Texas Independent
  School Dist. GO
  0.00%, 8/15/2004                               2,205                     2,179
San Antonio TX Electric & Gas Rev.
  5.125%, 2/1/2009                               1,000                     1,131
San Antonio TX Water Rev.
  6.50%, 5/15/2010                                  75                        91
  6.50%, 5/15/2010                                  15                        16
Texas Muni. Power Agency Rev.
  0.00%, 9/1/2010 (2) (ETM)                        160                       127
Texas Water Finance Assistance GO
  5.00%, 8/1/2008                                  690                       692
  5.00%, 8/1/2009                                1,050                     1,054
                                                                    ------------
                                                                          20,652
                                                                    ------------
UTAH (0.3%)
Intermountain Power Agency Utah
  Power Supply Rev.
  5.20%, 7/1/2006                                  725                       740
  5.20%, 7/1/2006                                  425                       434
Salt Lake City UT Building Auth. Lease Rev.
  5.90%, 10/1/2004 (1) (Prere.)                    260                       278
                                                                    ------------
                                                                           1,452
                                                                    ------------
================================================================================
10
================================================================================
                                                  FACE                    MARKET
TAX-MANAGED                                     AMOUNT                    VALUE*
BALANCED FUND                                    (000)                     (000)
--------------------------------------------------------------------------------
VIRGINIA (0.5%)
Henrico County VA Water & Sewer Rev.
  5.25%, 5/1/2011                                1,485                     1,698
Virginia Transp. Board Rev.
  6.00%, 5/15/2007                                 500                       527
                                                                    ------------
                                                                           2,225
                                                                    ------------
WASHINGTON (0.7%)
King County WA Library System GO
  6.05%, 12/1/2007 (Prere.)                      1,000                     1,150
Seattle WA Muni. Light & Power Rev.
  6.25%, 7/1/2004 (Prere.)                         700                       751
Washington GO
  6.00%, 6/1/2012                                1,000                     1,207
                                                                    ------------
                                                                           3,108
                                                                    ------------
WISCONSIN (0.7%)
Wisconsin GO
  5.75%, 5/1/2011 (Prere.)                       1,340                     1,605
  5.75%, 5/1/2012                                1,355                     1,586
                                                                    ------------
                                                                           3,191
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL MUNICIPAL BONDS
  (Cost $219,810)                                                        236,352
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $392,749)                                                        452,629
--------------------------------------------------------------------------------
                                                                          MARKET
                                                                          VALUE*
                                                                           (000)
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
--------------------------------------------------------------------------------
Other Assets--Note B $                                                    5,271
Liabilities                                                              (6,559)
                                                                    ------------
                                                                         (1,288)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
--------------------------------------------------------------------------------
Applicable to 27,108,382 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $451,341
================================================================================

NET ASSET VALUE PER SHARE                                                $16.65
================================================================================
-See Note A in Notes to Financial Statements.
*Non-income-producing security.
COP--Certificate of Participation.
GO--General Obligation Bond.
IDA--Industrial Development Authority Bond.
PCR--Pollution Control Revenue Bond.
PUT--Put Option Obligation.
REIT--Real Estate Investment Trust.
VRDO--Variable Rate Demand Obligation.
(Prere.)--Prerefunded.
(ETM)--Escrowed to Maturity.
Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Insurance Association).
(2) AMBAC (AMBAC Indemnity Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) FSA (Financial Security Assurance).
The insurance does not guarantee the market value of the
municipal bonds.
LOC--Scheduled principal and interest payments are guaranteed by bank letter of credit.

================================================================================
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
                                                AMOUNT                       PER
                                                 (000)                     SHARE
--------------------------------------------------------------------------------
Paid-in Capital                              $427,797                    $15.78
Undistributed Net
  Investment Income                                52                        --
Accumulated Net Realized Losses               (36,388)                    (1.34)
Unrealized Appreciation                        59,880                      2.21
--------------------------------------------------------------------------------
NET ASSETS                                   $451,341                    $16.65
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                          SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                       2,220,616                    63,687
  Microsoft Corp.                            2,386,068                    61,107
  Pfizer Inc.                                1,754,187                    59,905
  ExxonMobil Corp.                           1,484,394                    53,305
  Wal-Mart Stores, Inc.                        973,086                    52,226
  Citigroup, Inc.                            1,144,110                    48,968
  Johnson & Johnson                            659,792                    34,111
  American International
    Group, Inc.                                579,763                    31,991
  International Business
    Machines Corp.                             384,036                    31,683
  Intel Corp.                                1,452,036                    30,179
  Merck & Co., Inc.                            498,358                    30,176
  Bank of America Corp.                        333,001                    26,317
* Cisco Systems, Inc.                        1,559,802                    26,033
  The Procter & Gamble Co.                     287,768                    25,663
  The Coca-Cola Co.                            547,426                    25,406
  Verizon Communications                       611,264                    24,114
  Altria Group, Inc.                           449,979                    20,447
  SBC Communications Inc.                      738,370                    18,865
  Wells Fargo & Co.                            372,204                    18,759
* Amgen, Inc.                                  279,904                    18,597
* Dell Computer Corp.                          570,700                    18,240
  Eli Lilly & Co.                              249,696                    17,222
  ChevronTexaco Corp.                          237,475                    17,146
  PepsiCo, Inc.                                382,480                    17,020
  Home Depot, Inc.                             510,629                    16,911
* Viacom Inc. Class B                          387,175                    16,904
  United Parcel Service, Inc.                  250,100                    15,931
  J.P. Morgan Chase & Co.                      451,490                    15,432
  Abbott Laboratories                          346,994                    15,184
* AOL Time Warner Inc.                         915,314                    14,727
  Fannie Mae                                   217,732                    14,684
  Hewlett-Packard Co.                          678,381                    14,450
* Oracle Corp.                               1,166,972                    14,027
  Wyeth                                        295,136                    13,443
* Comcast Corp. Class A                        442,530                    13,356
  Medtronic, Inc.                              271,036                    13,002
  American Express Co.                         288,464                    12,061
  Wachovia Corp.                               298,930                    11,945
  3M Co.                                        86,945                    11,214
  BellSouth Corp.                              410,372                    10,928
  Bristol-Myers Squibb Co.                     390,976                    10,615
  U.S. Bancorp                                 426,654                    10,453
  Morgan Stanley                               241,678                    10,332
  Merrill Lynch & Co., Inc.                    206,784                     9,653
  Anheuser-Busch Cos., Inc.                    185,528                     9,471
  Bank One Corp.                               253,854                     9,438
  E.I. du Pont de Nemours & Co.                221,433                     9,220
  The Walt Disney Co.                          454,096                     8,968
  The Goldman Sachs Group, Inc.                104,800                     8,777
  Washington Mutual, Inc.                      206,770                     8,540
  ConocoPhillips                               150,893                     8,269
  Freddie Mac                                  152,760                     7,756
  Target Corp.                                 202,428                     7,660
  Lowe's Cos., Inc.                            173,312                     7,444
  United Technologies Corp.                    104,489                     7,401
* eBay Inc.                                     70,600                     7,355
  Fifth Third Bancorp                          128,254                     7,354
  Tyco International Ltd.                      382,062                     7,252
  Gillette Co.                                 226,916                     7,230
  FleetBoston Financial Corp.                  233,777                     6,945
  Colgate-Palmolive Co.                        119,712                     6,937
  First Data Corp.                             166,376                     6,895
  Walgreen Co.                                 227,860                     6,859
  UnitedHealth Group Inc.                      131,856                     6,626
  The Boeing Co.                               186,883                     6,414
  Cardinal Health, Inc.                         99,368                     6,389
  Dow Chemical Co.                             203,496                     6,300
  QUALCOMM Inc.                                175,500                     6,274
  McDonald's Corp.                             282,830                     6,239
  Schlumberger Ltd.                            129,510                     6,161
  Marsh & McLennan Cos., Inc.                  119,112                     6,083
  MBNA Corp.                                   283,992                     5,918
  Kimberly-Clark Corp.                         113,044                     5,894
* Applied Materials, Inc.                      368,400                     5,843
  Texas Instruments, Inc.                      331,569                     5,836
* Clear Channel
    Communications, Inc.                       136,557                     5,789
  Allstate Corp.                               156,480                     5,579
* Boston Scientific Corp.                       91,182                     5,571
  Honeywell International Inc.                 190,728                     5,121
* EMC Corp.                                    487,850                     5,108
  Southern Co.                                 160,412                     4,998
  Schering-Plough Corp.                        268,385                     4,992
  The Bank of New York Co., Inc.               171,400                     4,928
  Alcoa Inc.                                   187,956                     4,793
  Metropolitan Life Insurance Co.              169,200                     4,792
  Emerson Electric Co.                          93,632                     4,785
  Lockheed Martin Corp.                        100,276                     4,770
  Gannett Co., Inc.                             59,704                     4,586
  Carnival Corp.                               139,700                     4,542
  Automatic Data Processing, Inc.              133,136                     4,508
  Illinois Tool Works, Inc.                     68,438                     4,507
  General Motors Corp.                         124,702                     4,489
  National City Corp.                          136,160                     4,454
  Dominion Resources, Inc.                      69,133                     4,443
* Forest Laboratories, Inc.                     80,700                     4,417
* Yahoo! Inc.                                  134,100                     4,393
  Sysco Corp.                                  144,816                     4,350
  Exelon Corp.                                  72,093                     4,312
  Caterpillar, Inc.                             76,590                     4,263
* Cendant Corp.                                226,897                     4,157
================================================================================
12
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                          SHARES                     (000)
--------------------------------------------------------------------------------
  FedEx Corp.                                   66,484                     4,124
* NEXTEL Communications, Inc.                  228,000                     4,122
  Prudential Financial, Inc.                   122,400                     4,119
  Duke Energy Corp.                            200,306                     3,996
* AT&T Wireless Services Inc.                  481,309                     3,952
  SLM Corp.                                    100,500                     3,937
  General Mills, Inc.                           82,182                     3,896
* Kohl's Corp.                                  75,400                     3,874
  International Paper Co.                      106,632                     3,810
  Motorola, Inc.                               403,073                     3,801
  SunTrust Banks, Inc.                          62,652                     3,718
  The Gap, Inc.                                197,985                     3,714
* Costco Wholesale Corp.                       101,152                     3,702
  BB&T Corp.                                   107,797                     3,697
  HCA Inc.                                     113,986                     3,652
  Lehman Brothers Holdings, Inc.                53,900                     3,583
  Progressive Corp. of Ohio                     48,500                     3,545
  Travelers Property Casualty Corp.
    Class B                                    223,926                     3,531
  AFLAC Inc.                                   114,600                     3,524
  Northrop Grumman Corp.                        40,749                     3,516
  Baxter International, Inc.                   132,788                     3,452
  Ford Motor Co.                               307,911                     3,384
  ALLTEL Corp.                                  69,436                     3,348
  Tribune Co.                                   68,691                     3,318
* Sun Microsystems, Inc.                       717,784                     3,302
  Union Pacific Corp.                           56,600                     3,284
  Sara Lee Corp.                               173,572                     3,265
  Avon Products, Inc.                           52,284                     3,252
  General Dynamics Corp.                        44,032                     3,192
  Waste Management, Inc.                       132,151                     3,184
* Best Buy Co., Inc.                            71,650                     3,147
  NIKE, Inc. Class B                            58,712                     3,141
  The Hartford Financial Services
    Group Inc.                                  62,202                     3,132
  Kellogg Co.                                   90,636                     3,115
  PNC Financial Services Group                  63,101                     3,080
  Stryker Corp.                                 44,200                     3,066
  Guidant Corp.                                 68,800                     3,054
  Charles Schwab Corp.                         300,175                     3,029
  Omnicom Group Inc.                            41,900                     3,004
  Raytheon Co.                                  91,319                     2,999
  Southwest Airlines Co.                       173,132                     2,978
  State Street Corp.                            74,100                     2,920
  Newmont Mining Corp.
    (Holding Company)                           89,609                     2,909
  Sprint Corp.                                 199,844                     2,878
  Computer Associates
    International, Inc.                        128,500                     2,863
  Occidental Petroleum Corp.                    84,345                     2,829
* Analog Devices, Inc.                          81,200                     2,827
  ConAgra Foods, Inc.                          119,692                     2,825
* The Kroger Co.                               169,276                     2,824
  Wm. Wrigley Jr. Co.                           50,194                     2,822
* WellPoint Health Networks Inc.
    Class A                                     32,500                     2,740
  Devon Energy Corp.                            51,303                     2,739
  Golden West Financial Corp.                   34,054                     2,725
  FPL Group, Inc.                               40,749                     2,724
  Harley-Davidson, Inc.                         67,200                     2,679
  Mellon Financial Corp.                        96,056                     2,666
  Entergy Corp.                                 50,186                     2,649
* Veritas Software Corp.                        92,189                     2,643
  Weyerhaeuser Co.                              48,669                     2,628
  The McGraw-Hill Cos., Inc.                    42,376                     2,627
  American Electric Power Co., Inc.             87,837                     2,620
  H.J. Heinz Co.                                78,088                     2,575
* Bed Bath & Beyond, Inc.                       65,700                     2,550
  FirstEnergy Corp.                             66,161                     2,544
  Masco Corp.                                  106,368                     2,537
  XL Capital Ltd. Class A                       30,400                     2,523
  Baker Hughes, Inc.                            74,991                     2,517
  Capital One Financial Corp.                   50,400                     2,479
  The Chubb Corp.                               41,209                     2,473
  Maxim Integrated Products, Inc.               72,200                     2,469
  Anadarko Petroleum Corp.                      55,509                     2,468
  CVS Corp.                                     87,624                     2,456
  Paychex, Inc.                                 83,675                     2,453
  Deere & Co.                                   53,479                     2,444
  Equity Office Properties Trust REIT           89,800                     2,425
  AT&T Corp.                                   125,798                     2,422
  Burlington Resources, Inc.                    44,717                     2,418
* Apollo Group, Inc. Class A                    39,000                     2,409
* Electronic Arts Inc.                          32,400                     2,397
* Anthem, Inc.                                  30,910                     2,385
  KeyCorp                                       94,348                     2,384
  Burlington Northern
    Santa Fe Corp.                              83,227                     2,367
  Progress Energy, Inc.                         53,611                     2,354
  The Principal Financial
    Group, Inc.                                 72,800                     2,348
  Apache Corp.                                  35,975                     2,341
  Danaher Corp.                                 34,100                     2,321
  McKesson Corp.                                64,569                     2,308
  Sears, Roebuck & Co.                          68,599                     2,308
* St. Jude Medical, Inc.                        39,992                     2,300
  Electronic Data Systems Corp.                106,400                     2,282
  Campbell Soup Co.                             91,612                     2,244
  Allergan, Inc.                                29,036                     2,239
  Halliburton Co.                               97,278                     2,237
  Linear Technology Corp.                       69,400                     2,235
  Franklin Resources Corp.                      57,200                     2,235
  Becton, Dickinson & Co.                       56,692                     2,202
  Praxair, Inc.                                 36,160                     2,173
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                          SHARES                     (000)
--------------------------------------------------------------------------------
  Consolidated Edison Inc.                      49,700                     2,151
  TJX Cos., Inc.                               114,008                     2,148
* Starbucks Corp.                               86,800                     2,128
  Public Service Enterprise Group, Inc.         50,235                     2,122
  Air Products & Chemicals, Inc.                50,780                     2,112
  SouthTrust Corp.                              76,700                     2,086
  The Clorox Co.                                48,914                     2,086
* Corning, Inc.                                281,339                     2,079
  Northern Trust Corp.                          49,188                     2,055
* Agilent Technologies, Inc.                   104,801                     2,049
  Hershey Foods Corp.                           29,298                     2,041
* Intuit, Inc.                                  45,700                     2,035
* MedImmune Inc.                                55,900                     2,033
  Aetna Inc.                                    33,759                     2,032
  Countrywide Financial Corp.                   29,100                     2,024
  Pitney Bowes, Inc.                            52,680                     2,023
  ACE, Ltd.                                     58,900                     2,020
* Lexmark International, Inc.                   28,400                     2,010
* Genzyme Corp.-General Division                48,000                     2,005
  Marriott International, Inc. Class A          51,968                     1,997
* Staples, Inc.                                108,300                     1,987
  John Hancock Financial
    Services, Inc.                              64,400                     1,979
* Zimmer Holdings, Inc.                         43,697                     1,969
  Loews Corp.                                   41,500                     1,963
* KLA-Tencor Corp.                              42,200                     1,962
* International Game Technology                 19,000                     1,944
* Yum! Brands, Inc.                             65,650                     1,941
* PG&E Corp.                                    91,158                     1,928
  PPG Industries, Inc.                          37,725                     1,914
* Xilinx, Inc.                                  74,800                     1,893
  St. Paul Cos., Inc.                           50,666                     1,850
  Mattel, Inc.                                  97,720                     1,849
  Archer-Daniels-Midland Co.                   143,314                     1,844
* Xerox Corp.                                  173,730                     1,840
  Coca-Cola Enterprises, Inc.                  100,500                     1,824
  Marathon Oil Corp.                            69,178                     1,823
  Comerica, Inc.                                39,153                     1,821
* Chiron Corp.                                  41,500                     1,814
  Limited Brands, Inc.                         116,194                     1,801
  Ingersoll-Rand Co.                            37,890                     1,793
  Eastman Kodak Co.                             64,828                     1,773
  Moody's Corp.                                 33,480                     1,765
  PACCAR, Inc.                                  25,740                     1,739
  H & R Block, Inc.                             39,900                     1,726
  AmSouth Bancorp                               78,963                     1,725
  AmerisourceBergen Corp.                       24,700                     1,713
  Johnson Controls, Inc.                        19,976                     1,710
  Newell Rubbermaid, Inc.                       60,973                     1,707
  Fortune Brands, Inc.                          32,288                     1,685
  Aon Corp.                                     69,450                     1,672
  Norfolk Southern Corp.                        87,019                     1,671
  Regions Financial Corp.                       49,400                     1,669
  Unocal Corp.                                  57,723                     1,656
  Adobe Systems, Inc.                           51,600                     1,655
  Biomet, Inc.                                  57,615                     1,651
* Comcast Corp. Special Class A                 57,192                     1,649
* SunGard Data Systems, Inc.                    63,500                     1,645
  Simon Property Group, Inc. REIT               42,100                     1,643
  TXU Corp.                                     72,044                     1,616
  PPL Corp.                                     37,480                     1,612
* Concord EFS, Inc.                            108,800                     1,602
  Bear Stearns Co., Inc.                        22,101                     1,601
* Computer Sciences Corp.                       41,644                     1,587
  Ameren Corp.                                  35,905                     1,583
  Ambac Financial Group, Inc.                   23,800                     1,577
  MBIA, Inc.                                    32,300                     1,575
  Equity Residential REIT                       60,600                     1,573
* Transocean Inc.                               71,400                     1,569
  Charter One Financial, Inc.                   50,202                     1,565
* Univision Communications Inc.                 51,300                     1,560
  Federated Department Stores, Inc.             42,200                     1,555
* Apple Computer, Inc.                          81,300                     1,554
* Broadcom Corp.                                62,300                     1,552
  Marshall & Ilsley Corp.                       50,400                     1,541
  Rohm & Haas Co.                               49,557                     1,538
  New York Times Co. Class A                    33,630                     1,530
* Fiserv, Inc.                                  42,950                     1,529
* AutoZone Inc.                                 20,000                     1,519
* Quest Diagnostics, Inc.                       23,600                     1,506
  Ecolab, Inc.                                  58,460                     1,497
  Kinder Morgan, Inc.                           27,300                     1,492
  CIGNA Corp.                                   31,338                     1,471
  Family Dollar Stores, Inc.                    38,400                     1,465
  Synovus Financial Corp.                       67,700                     1,456
  DTE Energy Co.                                37,502                     1,449
  Cinergy Corp.                                 39,206                     1,442
* Symantec Corp.                                32,800                     1,439
  May Department Stores Co.                     64,520                     1,436
  CSX Corp.                                     47,714                     1,436
* Lucent Technologies, Inc.                    698,810                     1,419
  Lincoln National Corp.                        39,542                     1,409
* Altera Corp.                                  84,936                     1,393
  Union Planters Corp.                          44,450                     1,379
  Dollar General Corp.                          74,662                     1,363
  Dover Corp.                                   45,280                     1,357
  ITT Industries, Inc.                          20,601                     1,349
  Cintas Corp.                                  37,882                     1,343
  Xcel Energy, Inc.                             89,236                     1,342
  Cincinnati Financial Corp.                    35,900                     1,332
  Jefferson-Pilot Corp.                         31,943                     1,324
* BJ Services Co.                               35,400                     1,323
  Sempra Energy                                 46,184                     1,318
  Eaton Corp.                                   16,759                     1,317
  UST, Inc.                                     37,299                     1,307
* Nabors Industries, Inc.                       32,400                     1,281
================================================================================
14
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                          SHARES                     (000)
--------------------------------------------------------------------------------
  Starwood Hotels & Resorts
    Worldwide, Inc.                             44,700                     1,278
  Constellation Energy Group, Inc.              36,898                     1,266
  Knight Ridder                                 18,270                     1,259
  Monsanto Co.                                  58,120                     1,258
  The Pepsi Bottling Group, Inc.                62,300                     1,247
  KeySpan Corp.                                 35,100                     1,244
  Genuine Parts Co.                             38,837                     1,243
  Avery Dennison Corp.                          24,684                     1,239
* PeopleSoft, Inc.                              70,400                     1,238
  First Tennessee National Corp.                28,200                     1,238
* Tenet Healthcare Corp.                       105,199                     1,226
  North Fork Bancorp, Inc.                      35,900                     1,223
* Novellus Systems, Inc.                        33,300                     1,219
* Network Appliance, Inc.                       75,200                     1,219
* Edison International                          73,028                     1,200
* American Standard Cos., Inc.                  16,100                     1,190
  Textron, Inc.                                 30,404                     1,186
  Molex, Inc.                                   42,625                     1,150
  CenturyTel, Inc.                              32,000                     1,115
  MeadWestvaco Corp.                            44,979                     1,111
* JDS Uniphase Corp.                           315,975                     1,109
  NiSource, Inc.                                58,359                     1,109
  Parker Hannifin Corp.                         26,273                     1,103
  SAFECO Corp.                                  30,720                     1,084
  Delphi Corp.                                 125,473                     1,083
  Centex Corp.                                  13,916                     1,083
  Hilton Hotels Corp.                           84,367                     1,079
  EOG Resources, Inc.                           25,700                     1,075
  Plum Creek Timber Co. Inc. REIT               41,200                     1,069
* Qwest Communications
    International Inc.                         223,276                     1,067
  Brown-Forman Corp. Class B                    13,522                     1,063
  Georgia Pacific Group                         55,984                     1,061
  Tiffany & Co.                                 32,400                     1,059
  MGIC Investment Corp.                         22,400                     1,045
  Zions Bancorp                                 20,300                     1,027
  T. Rowe Price Group Inc.                      27,100                     1,023
* Noble Corp.                                   29,800                     1,022
  Huntington Bancshares Inc.                    52,310                     1,021
  Kerr-McGee Corp.                              22,679                     1,016
  J.C. Penney Co., Inc.
    (Holding Company)                           60,206                     1,014
* AutoNation, Inc.                              64,400                     1,012
* QLogic Corp.                                  20,900                     1,010
* Office Depot, Inc.                            69,200                     1,004
* Harrah's Entertainment, Inc.                  24,849                     1,000
  Rockwell Automation, Inc.                     41,653                       993
  Health Management Associates
    Class A                                     53,600                       989
  RadioShack Corp.                              37,564                       988
  Rockwell Collins, Inc.                        40,053                       987
  Amerada Hess Corp.                            20,017                       984
* Jabil Circuit, Inc.                           44,500                       983
  Torchmark Corp.                               26,298                       980
  Whirlpool Corp.                               15,353                       978
  IMS Health, Inc.                              54,245                       976
  W.W. Grainger, Inc.                           20,646                       965
* Watson Pharmaceuticals, Inc.                  23,800                       961
* Safeway, Inc.                                 44,106                       902
* Unisys Corp.                                  73,381                       901
* Sealed Air Corp.                              18,836                       898
  Sherwin-Williams Co.                          33,394                       898
  Leggett & Platt, Inc.                         43,300                       888
  Applera Corp.-Applied
    Biosystems Group                            46,500                       885
  Janus Capital Group Inc.                      53,800                       882
  UnumProvident Corp.                           64,662                       867
  Sigma-Aldrich Corp.                           16,000                       867
  Cooper Industries, Inc. Class A               20,795                       859
* BMC Software, Inc.                            52,385                       855
  Nucor Corp.                                   17,397                       850
  Liz Claiborne, Inc.                           24,038                       847
  McCormick & Co., Inc.                         31,100                       846
* Jones Apparel Group, Inc.                     28,800                       843
* Waters Corp.                                  28,900                       842
  Pulte Homes, Inc.                             13,621                       840
  El Paso Corp.                                103,800                       839
  Vulcan Materials Co.                          22,600                       838
  Equifax, Inc.                                 31,900                       829
  C.R. Bard, Inc.                               11,577                       826
  VF Corp.                                      24,242                       824
* Citizens Communications Co.                   63,400                       817
  Scientific-Atlanta, Inc.                      33,956                       810
  Freeport-McMoRan
    Copper & Gold, Inc. Class B                 32,700                       801
* National Semiconductor Corp.                  40,551                       800
* AES Corp.                                    124,800                       792
  Sabre Holdings Corp.                          31,931                       787
  Dow Jones & Co., Inc.                         18,240                       785
* Citrix Systems, Inc.                          38,200                       778
  Williams Cos., Inc.                           97,900                       773
  Pinnacle West Capital Corp.                   20,500                       768
* Thermo Electron Corp.                         36,300                       763
* Phelps Dodge Corp.                            19,856                       761
  Black & Decker Corp.                          17,486                       760
  Wendy's International, Inc.                   25,751                       746
* NVIDIA Corp.                                  32,100                       739
* Robert Half International, Inc.               38,600                       731
  Apartment Investment &
    Management Co. Class A REIT                 21,100                       730
* Mercury Interactive Corp.                     18,900                       730
  Darden Restaurants Inc.                       38,111                       723
* Teradyne, Inc.                                41,300                       715
* Sanmina-SCI Corp.                            113,000                       713
  Engelhard Corp.                               28,590                       708
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
GROWTH AND INCOME FUND                          SHARES                     (000)
--------------------------------------------------------------------------------
* Pactiv Corp.                                  35,777                       705
  R.J. Reynolds Tobacco
    Holdings, Inc.                              18,900                       703
* Sprint PCS                                   120,072                       690
* American Power Conversion Corp.               43,600                       680
  Alberto-Culver Co. Class B                    13,186                       674
  Hasbro, Inc.                                  38,525                       674
  Federated Investors, Inc.                     24,500                       672
  International Flavors &
    Fragrances, Inc.                            20,982                       670
  R.R. Donnelley & Sons Co.                     25,541                       668
  Symbol Technologies, Inc.                     51,250                       667
  KB HOME                                       10,711                       664
  Sunoco, Inc.                                  17,245                       651
  SuperValu Inc.                                30,192                       644
* Comverse Technology, Inc.                     41,700                       627
  Pall Corp.                                    27,395                       616
  Fluor Corp.                                   18,280                       615
* Micron Technology, Inc.                       52,846                       615
* Providian Financial Corp.                     65,328                       605
* Tellabs, Inc.                                 91,400                       600
  Nordstrom, Inc.                               30,748                       600
* LSI Logic Corp.                               83,974                       595
  Albertson's, Inc.                             30,874                       593
* Toys R Us, Inc.                               48,191                       584
  Ball Corp.                                    12,802                       583
  Deluxe Corp.                                  12,882                       577
* Calpine Corp.                                 85,900                       567
  Bemis Co., Inc.                               12,075                       565
* NCR Corp.                                     21,980                       563
  CenterPoint Energy Inc.                       68,887                       561
  Goodrich Corp.                                26,254                       551
* Humana Inc.                                   36,300                       548
* Avaya Inc.                                    84,759                       548
  Eastman Chemical Co.                          17,282                       547
* Convergys Corp.                               33,900                       542
  The Stanley Works                             19,606                       541
  Temple-Inland Inc.                            12,100                       519
  Brunswick Corp.                               20,426                       511
* Navistar International Corp.                  15,556                       508
* Siebel Systems, Inc.                          52,800                       504
* Manor Care, Inc.                              20,113                       503
  Meredith Corp.                                11,296                       497
* Monster Worldwide Inc.                        25,000                       493
* Compuware Corp.                               85,100                       491
* Millipore Corp.                               10,994                       488
* Rowan Cos., Inc.                              21,286                       477
  Ashland, Inc.                                 15,406                       473
* Allied Waste Industries, Inc.                 46,500                       467
* Biogen, Inc.                                  12,287                       467
* Reebok International Ltd.                     13,491                       454
  Bausch & Lomb, Inc.                           12,002                       450
* Solectron Corp.                              119,200                       446
* PMC Sierra Inc.                               37,600                       441
  Maytag Corp.                                  17,564                       429
* Tektronix, Inc.                               19,552                       422
  Autodesk, Inc.                                25,720                       416
* Applied Micro Circuits Corp.                  68,100                       412
  Adolph Coors Co. Class B                       8,228                       403
* Big Lots Inc.                                 26,552                       399
  PerkinElmer, Inc.                             28,280                       391
  Winn-Dixie Stores, Inc.                       31,308                       385
  Dana Corp.                                    33,293                       385
  United States Steel Corp.                     23,400                       383
  Snap-On Inc.                                  13,067                       379
  NICOR Inc.                                    10,080                       374
* Quintiles Transnational Corp.                 26,300                       373
  Ryder System, Inc.                            14,164                       363
  Delta Air Lines, Inc.                         24,100                       354
  Peoples Energy Corp.                           8,219                       353
  Dynegy, Inc.                                  82,900                       348
* ADC Telecommunications, Inc.                 147,300                       343
* King Pharmaceuticals, Inc.                    22,666                       335
  Cummins Inc.                                   9,241                       332
  Boise Cascade Corp.                           13,030                       311
  Crane Co.                                     13,654                       309
  Cooper Tire & Rubber Co.                      16,385                       288
* American Greetings Corp. Class A              14,647                       288
* CIENA Corp.                                   51,449                       267
  CMS Energy Corp.                              32,600                       264
  Dillard's Inc.                                19,586                       264
  Interpublic Group of Cos., Inc.               19,454                       260
* Louisiana-Pacific Corp.                       24,000                       260
* Novell, Inc.                                  83,702                       258
  Worthington Industries, Inc.                  19,102                       256
* Hercules, Inc.                                25,017                       248
  Great Lakes Chemical Corp.                    11,643                       238
  The Goodyear Tire & Rubber Co.                39,116                       205
  Allegheny Energy, Inc.                        24,200                       204
* Thomas & Betts Corp.                          13,228                       191
  Tupperware Corp.                              13,017                       187
* Viacom Inc. Class A                            3,800                       166
* Power-One, Inc.                               18,200                       130
  Allegheny Technologies Inc.                   17,200                       114
* Mirant Corp.                                  35,900                       104
* McDermott International, Inc.                 16,041                       102
* Gateway, Inc.                                 27,800                       101
  TECO Energy, Inc.                              6,900                        83
* Parametric Technology Corp.                   22,000                        67
  Visteon Corp.                                  4,795                        33
* Advanced Micro Devices, Inc.                   1,400                         9
  Circuit City Stores, Inc.                      1,000                         9
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,762,407)                                                    1,979,240
--------------------------------------------------------------------------------
16

================================================================================
                                                  FACE                    MARKET
                                                AMOUNT                    VALUE*
                                                 (000)                     (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.1%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003                               $1,010                   $ 1,010
  1.16%, 7/1/2003--Note E                          778                       778
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $1,788)                                                            1,788
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.1%)
  (Cost $1,764,195)                                                    1,981,028
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
Other Assets--Note B                                                      3,573
Liabilities--Note E                                                      (6,359)
                                                                    ------------
                                                                         (2,786)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $1,978,242
================================================================================
oSee Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,200,694
Overdistributed Net Investment Income                                    (1,059)
Accumulated Net Realized Losses                                        (438,226)
Unrealized Appreciation                                                 216,833
--------------------------------------------------------------------------------
NET ASSETS                                                           $1,978,242
================================================================================

Investor Shares--Net Assets
Applicable to 54,932,543 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,166,942
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $21.24
================================================================================

Admiral Shares--Net Assets
Applicable to 14,311,695 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $624,760
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $43.65
================================================================================

Institutional Shares--Net Assets
Applicable to 8,780,598 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $186,540
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $21.24
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
  General Electric Co.                       2,399,034                    68,804
  Pfizer Inc.                                1,979,460                    67,599
  ExxonMobil Corp.                           1,571,734                    56,441
  Microsoft Corp.                            2,194,000                    56,188
  Citigroup, Inc.                            1,282,844                    54,906
  Johnson & Johnson                            744,298                    38,480
  Wal-Mart Stores, Inc.                        678,400                    36,410
  Intel Corp.                                1,657,700                    34,454
  International Business
    Machines Corp.                             416,400                    34,353
  Merck & Co., Inc.                            535,000                    32,394
  American International
    Group, Inc.                                580,731                    32,045
* Cisco Systems, Inc.                        1,808,500                    30,184
  Bank of America Corp.                        334,575                    26,441
  The Procter & Gamble Co.                     280,800                    25,042
  The Coca-Cola Co.                            515,300                    23,915
  Verizon Communications                       582,842                    22,993
* Amgen, Inc.                                  314,075                    20,867
  Altria Group, Inc.                           449,500                    20,425
  PepsiCo, Inc.                                457,200                    20,345
* Dell Computer Corp.                          595,800                    19,042
  Wells Fargo & Co.                            350,590                    17,670
  SBC Communications Inc.                      683,420                    17,461
* Viacom Inc. Class B                          397,830                    17,369
* AOL Time Warner Inc.                       1,076,647                    17,323
  Home Depot, Inc.                             476,500                    15,782
  ChevronTexaco Corp.                          216,819                    15,654
  Medtronic, Inc.                              314,000                    15,063
  Abbott Laboratories                          310,400                    13,583
  Fannie Mae                                   198,500                    13,387
  J.P. Morgan Chase & Co.                      385,300                    13,170
* Oracle Corp.                               1,075,048                    12,922
  American Express Co.                         307,800                    12,869
  Hewlett-Packard Co.                          602,958                    12,843
  Eli Lilly & Co.                              183,300                    12,642
  Morgan Stanley                               295,600                    12,637
  Wyeth                                        255,800                    11,652
  The Walt Disney Co.                          563,509                    11,129
  Merrill Lynch & Co., Inc.                    223,600                    10,438
  Wachovia Corp.                               256,200                    10,238
  Lowe's Cos., Inc.                            216,800                     9,312
  Bristol-Myers Squibb Co.                     342,500                     9,299
  First Data Corp.                             221,224                     9,168
  3M Co.                                        70,200                     9,054
* Comcast Corp. Class A                        293,157                     8,847
  BellSouth Corp.                              331,400                     8,825
* Liberty Media Corp.                          737,758                     8,528
  McDonald's Corp.                             379,700                     8,376
  UnitedHealth Group Inc.                      165,200                     8,301
* Comcast Corp. Special Class A                282,232                     8,137
  QUALCOMM Inc.                                226,100                     8,083
  U.S. Bancorp                                 325,200                     7,967
  The Boeing Co.                               225,470                     7,738
  Anheuser-Busch Cos., Inc.                    151,400                     7,729
* Applied Materials, Inc.                      485,600                     7,702
  Bank One Corp.                               205,059                     7,624
* EMC Corp.                                    696,100                     7,288
  Walgreen Co.                                 241,300                     7,263
  ConocoPhillips                               130,974                     7,177
  Cardinal Health, Inc.                        111,412                     7,164
  Freddie Mac                                  139,800                     7,098
  E.I. du Pont de Nemours & Co.                164,300                     6,841
* Clear Channel
    Communications, Inc.                       158,784                     6,731
* Boston Scientific Corp.                      106,300                     6,495
  Washington Mutual, Inc.                      157,111                     6,489
* Cendant Corp.                                345,025                     6,321
  Alcoa Inc.                                   242,128                     6,174
  The Goldman Sachs Group, Inc.                 71,400                     5,980
  Prudential Financial, Inc.                   177,500                     5,973
* Forest Laboratories, Inc.                    107,900                     5,908
  FedEx Corp.                                   94,800                     5,880
* eBay Inc.                                     56,155                     5,850
  United Parcel Service, Inc.                   91,600                     5,835
* Costco Wholesale Corp.                       154,100                     5,640
  SLM Corp.                                    141,700                     5,550
  Lehman Brothers Holdings, Inc.                82,300                     5,471
  Sysco Corp.                                  181,700                     5,458
  Texas Instruments, Inc.                      308,600                     5,431
  Lockheed Martin Corp.                        113,000                     5,375
  AFLAC Inc.                                   173,700                     5,341
* NEXTEL Communications, Inc.                  284,990                     5,153
* Sun Microsystems, Inc.                     1,109,500                     5,104
* Yahoo! Inc.                                  154,500                     5,061
  MBNA Corp.                                   241,500                     5,033
  Progressive Corp. of Ohio                     68,500                     5,007
  Gillette Co.                                 156,716                     4,993
  HCA Inc.                                     155,821                     4,993
  Guidant Corp.                                111,700                     4,958
* Kohl's Corp.                                  95,800                     4,922
  Waste Management, Inc.                       204,297                     4,922
  Target Corp.                                 129,500                     4,900
  Southwest Airlines Co.                       279,087                     4,800
  United Technologies Corp.                     67,600                     4,788
  State Street Corp.                           118,500                     4,669
* The Kroger Co.                               279,800                     4,667
* Analog Devices, Inc.                         133,166                     4,637
  Colgate-Palmolive Co.                         78,900                     4,572
  Kimberly-Clark Corp.                          87,496                     4,562
* WellPoint Health Networks Inc.
    Class A                                     54,072                     4,558
================================================================================
18
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
  FleetBoston Financial Corp.                  153,400                     4,558
  Devon Energy Corp.                            84,111                     4,492
* Best Buy Co., Inc.                           101,300                     4,449
  Newmont Mining Corp.
    (Holding Company)                          134,656                     4,371
  Fifth Third Bancorp                           75,800                     4,346
* Genentech, Inc.                               60,050                     4,331
* General Motors Corp. Class H                 334,983                     4,291
* Veritas Software Corp.                       149,400                     4,283
  Travelers Property Casualty
    Corp. Class A                              269,068                     4,278
  Harley-Davidson, Inc.                        106,200                     4,233
* Bed Bath & Beyond, Inc.                      106,400                     4,129
  Capital One Financial Corp.                   83,100                     4,087
* St. Jude Medical, Inc.                        70,716                     4,066
  Golden West Financial Corp.                   50,100                     4,009
* Anthem, Inc.                                  51,755                     3,993
  Apache Corp.                                  61,131                     3,977
  Maxim Integrated Products, Inc.              115,500                     3,949
  Anadarko Petroleum Corp.                      88,708                     3,945
* InterActiveCorp                               98,060                     3,880
* International Game Technology                 37,800                     3,868
* Agilent Technologies, Inc.                   196,925                     3,850
* Starbucks Corp.                              156,652                     3,841
  Stryker Corp.                                 55,300                     3,836
  Linear Technology Corp.                      118,800                     3,827
  Paychex, Inc.                                128,680                     3,772
* Yum! Brands, Inc.                            127,580                     3,771
  Aetna Inc.                                    62,397                     3,756
* PG&E Corp.                                   176,800                     3,739
  Illinois Tool Works, Inc.                     56,600                     3,727
* KLA-Tencor Corp.                              79,200                     3,682
* Electronic Arts Inc.                          49,500                     3,663
  The Principal Financial Group, Inc.          113,500                     3,660
  Dow Chemical Co.                             117,700                     3,644
* AT&T Wireless Services Inc.                  443,810                     3,644
  Emerson Electric Co.                          71,200                     3,638
  Marsh & McLennan Cos., Inc.                   70,600                     3,606
* Lexmark International, Inc.                   50,800                     3,595
  Schering-Plough Corp.                        193,100                     3,592
* Corning, Inc.                                484,400                     3,580
  Metropolitan Life Insurance Co.              126,300                     3,577
* Zimmer Holdings, Inc.                         78,970                     3,558
* Safeway, Inc.                                172,784                     3,535
* EchoStar Communications Corp.
    Class A                                    102,000                     3,531
  John Hancock Financial
    Services, Inc.                             114,400                     3,516
* Apollo Group, Inc. Class A                    56,184                     3,470
* Staples, Inc.                                188,830                     3,465
* Xilinx, Inc.                                 135,600                     3,432
* Xerox Corp.                                  323,300                     3,424
* SunGard Data Systems, Inc.                   131,400                     3,405
  Federated Department Stores, Inc.             92,000                     3,390
  Danaher Corp.                                 49,200                     3,348
* Caremark Rx, Inc.                            130,200                     3,344
  Countrywide Financial Corp.                   48,000                     3,339
  Automatic Data Processing, Inc.               98,100                     3,322
  Mattel, Inc.                                 175,332                     3,317
  Biomet, Inc.                                 115,475                     3,310
  Mylan Laboratories, Inc.                      94,325                     3,280
  Wm. Wrigley Jr. Co.                           58,200                     3,273
* Genzyme Corp.-General Division                78,200                     3,269
* Apple Computer, Inc.                         170,300                     3,256
* Concord EFS, Inc.                            219,100                     3,225
  Franklin Resources Corp.                      81,900                     3,200
  Praxair, Inc.                                 53,100                     3,191
* Fiserv, Inc.                                  89,150                     3,175
* MedImmune Inc.                                87,200                     3,171
  Adobe Systems, Inc.                           98,700                     3,165
  Becton, Dickinson & Co.                       80,600                     3,131
  Northrop Grumman Corp.                        36,134                     3,118
* Intuit, Inc.                                  69,900                     3,113
  Moody's Corp.                                 58,400                     3,078
  Honeywell International Inc.                 114,500                     3,074
* Cox Communications, Inc. Class A              95,800                     3,056
  Allstate Corp.                                84,600                     3,016
* Computer Sciences Corp.                       77,800                     2,966
  Ambac Financial Group, Inc.                   44,650                     2,958
  M & T Bank Corp.                              35,100                     2,956
  ITT Industries, Inc.                          45,000                     2,946
  Norfolk Southern Corp.                       152,500                     2,928
* Altera Corp.                                 177,376                     2,909
* Qwest Communications
  International Inc.                           607,379                     2,903
  Kinder Morgan, Inc.                           53,100                     2,902
* Novellus Systems, Inc.                        78,100                     2,860
  AmerisourceBergen Corp.                       41,200                     2,857
  Charles Schwab Corp.                         281,700                     2,842
* Broadcom Corp.                               114,100                     2,842
  General Dynamics Corp.                        39,100                     2,835
  CenturyTel, Inc.                              81,000                     2,823
  Starwood Hotels & Resorts
    Worldwide, Inc.                             98,724                     2,823
* Amazon.com, Inc.                              77,000                     2,810
  Centex Corp.                                  35,800                     2,785
* Edison International                         168,400                     2,767
  Plum Creek Timber Co. Inc. REIT              105,900                     2,748
  CVS Corp.                                     97,428                     2,731
  Burlington Resources, Inc.                    50,500                     2,731
* Coach, Inc.                                   54,700                     2,721
* BJ Services Co.                               72,800                     2,720
  Legg Mason Inc.                               41,400                     2,689
* Watson Pharmaceuticals, Inc.                  66,600                     2,689
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
* Synopsys, Inc.                                43,427                     2,686
* Office Depot, Inc.                           184,700                     2,680
* Express Scripts Inc.                          39,100                     2,671
* Network Appliance, Inc.                      164,063                     2,659
  EOG Resources, Inc.                           63,400                     2,653
  The Gap, Inc.                                141,187                     2,649
* Biogen, Inc.                                  69,600                     2,645
* Symantec Corp.                                60,200                     2,640
* Sprint PCS                                   457,820                     2,632
* Fox Entertainment Group, Inc.
    Class A                                     90,700                     2,610
  Health Management Associates
    Class A                                    141,168                     2,605
  Loews Corp.                                   54,900                     2,596
* Harrah's Entertainment, Inc.                  64,000                     2,575
  Sigma-Aldrich Corp.                           47,500                     2,574
* QLogic Corp.                                  53,000                     2,561
* Quest Diagnostics, Inc.                       40,100                     2,558
* American Standard Cos., Inc.                  34,600                     2,558
* Waters Corp.                                  87,800                     2,558
* Chiron Corp.                                  58,440                     2,555
  SCANA Corp.                                   74,200                     2,544
* Oxford Health Plans, Inc.                     60,300                     2,534
* AutoZone Inc.                                 33,300                     2,530
  Motorola, Inc.                               267,646                     2,524
* Citizens Communications Co.                  195,702                     2,523
* Dollar Tree Stores, Inc.                      79,150                     2,511
  Microchip Technology, Inc.                   101,800                     2,507
  Liz Claiborne, Inc.                           70,900                     2,499
* Dean Foods Co.                                79,200                     2,495
* Unisys Corp.                                 201,800                     2,478
  The Hartford Financial Services
    Group Inc.                                  49,200                     2,478
* PeopleSoft, Inc.                             140,400                     2,470
* Brinker International, Inc.                   68,500                     2,467
* Affiliated Computer Services, Inc.
    Class A                                     53,900                     2,465
* Thermo Electron Corp.                        117,134                     2,462
  Caterpillar, Inc.                             44,000                     2,449
* Career Education Corp.                        35,700                     2,443
* Univision Communications Inc.                 80,300                     2,441
* Barr Laboratories, Inc.                       37,250                     2,440
* AutoNation, Inc.                             154,800                     2,433
* Republic Services, Inc. Class A              107,200                     2,430
  Zions Bancorp                                 47,600                     2,409
* Jabil Circuit, Inc.                          108,600                     2,400
  ENSCO International, Inc.                     89,000                     2,394
  XTO Energy, Inc.                             117,700                     2,367
* DST Systems, Inc.                             62,200                     2,364
  Estee Lauder Cos. Class A                     70,300                     2,357
  Dollar General Corp.                         128,687                     2,350
  Coca-Cola Enterprises, Inc.                  129,100                     2,343
* Lear Corp.                                    50,800                     2,338
* Constellation Brands, Inc. Class A            74,400                     2,336
  Neuberger Berman Inc.                         58,400                     2,331
* Smith International, Inc.                     63,400                     2,329
  Freeport-McMoRan Copper &
    Gold, Inc. Class B                          95,000                     2,328
* UTStarcom, Inc.                               65,425                     2,327
* Pioneer Natural Resources Co.                 89,100                     2,326
  RadioShack Corp.                              88,300                     2,323
  MGIC Investment Corp.                         49,400                     2,304
  Rouse Co. REIT                                60,400                     2,301
* Michaels Stores, Inc.                         60,300                     2,295
  Cintas Corp.                                  64,600                     2,289
* CarMax, Inc.                                  75,879                     2,288
  Pulte Homes, Inc.                             37,100                     2,288
  Molex, Inc.                                   84,656                     2,285
  Manpower Inc.                                 61,600                     2,285
* NTL Incorporated                              66,900                     2,283
* SPX Corp.                                     51,800                     2,282
* Tenet Healthcare Corp.                       195,905                     2,282
* Intersil Corp.                                85,600                     2,278
* Jones Apparel Group, Inc.                     77,600                     2,271
  Sovereign Bancorp, Inc.                      145,000                     2,269
  Kerr-McGee Corp.                              50,649                     2,269
  Expeditors International of
    Washington, Inc.                            65,500                     2,269
* Energizer Holdings, Inc.                      72,228                     2,268
* Health Net Inc.                               68,800                     2,267
  Bear Stearns Co., Inc.                        31,300                     2,267
* JDS Uniphase Corp.                           643,700                     2,259
* BMC Software, Inc.                           138,100                     2,255
* Laboratory Corp. of
    America Holdings                            74,700                     2,252
* Pactiv Corp.                                 113,400                     2,235
* Calpine Corp.                                338,600                     2,235
  DENTSPLY International Inc.                   54,600                     2,233
* Williams-Sonoma, Inc.                         76,400                     2,231
* Teradyne, Inc.                               128,800                     2,230
  Lennar Corp. Class A                          31,100                     2,224
* Providian Financial Corp.                    239,700                     2,220
* Robert Half International, Inc.              117,100                     2,218
* Sealed Air Corp.                              46,336                     2,208
* CDW Corp.                                     47,900                     2,194
* Varian Medical Systems, Inc.                  38,000                     2,188
* IVAX Corp.                                   122,275                     2,183
  NIKE, Inc. Class B                            40,800                     2,182
* Phelps Dodge Corp.                            56,900                     2,182
* MGM Mirage, Inc.                              63,432                     2,168
* The Dun & Bradstreet Corp.                    52,600                     2,162
* Mohawk Industries, Inc.                       38,900                     2,160
  Outback Steakhouse                            55,250                     2,155
  FirstEnergy Corp.                             55,900                     2,149
================================================================================
20
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
* Celgene Corp.                                 70,600                     2,146
* GTECH Holdings Corp.                          57,000                     2,146
  D. R. Horton, Inc.                            76,350                     2,145
  Rockwell Collins, Inc.                        86,800                     2,138
  Fluor Corp.                                   63,400                     2,133
* Park Place Entertainment Corp.               234,600                     2,133
* Siebel Systems, Inc.                         222,900                     2,126
  Darden Restaurants Inc.                      111,850                     2,123
* Smithfield Foods, Inc.                        92,200                     2,113
* Pride International, Inc.                    111,700                     2,102
  Radian Group, Inc.                            57,320                     2,101
  NSTAR                                         46,000                     2,095
* Apogent Technologies Inc.                    104,600                     2,092
  Black & Decker Corp.                          48,100                     2,090
* Toys R Us, Inc.                              171,500                     2,079
* Markel Corp.                                   8,100                     2,074
  ALLTEL Corp.                                  42,953                     2,071
* American Power Conversion Corp.              132,700                     2,070
  Federated Investors, Inc.                     75,350                     2,066
* Jacobs Engineering Group Inc.                 49,000                     2,065
* Iron Mountain, Inc.                           55,600                     2,062
  The Pepsi Bottling Group, Inc.               102,800                     2,058
* Host Marriott Corp. REIT                     224,843                     2,057
  Noble Energy, Inc.                            54,300                     2,053
* National Semiconductor Corp.                 104,000                     2,051
* Cooper Cameron Corp.                          40,700                     2,050
* Millipore Corp.                               46,200                     2,050
* BEA Systems, Inc.                            188,600                     2,048
  MBIA, Inc.                                    42,000                     2,048
* Reebok International Ltd.                     60,700                     2,041
* Gentex Corp.                                  66,603                     2,039
* Patterson-UTI Energy, Inc.                    62,900                     2,038
* Cablevision Systems-NY Group
    Class A                                     98,144                     2,037
  C.H. Robinson Worldwide, Inc.                 57,200                     2,034
* Lincare Holdings, Inc.                        64,500                     2,032
  Baker Hughes, Inc.                            60,480                     2,030
  Roslyn Bancorp, Inc.                          94,400                     2,029
* Solectron Corp.                              541,600                     2,026
  Tyson Foods, Inc.                            190,345                     2,021
* Newfield Exploration Co.                      53,800                     2,020
  General Motors Corp.                          55,882                     2,012
* LAM Research Corp.                           110,400                     2,010
  Herman Miller, Inc.                           99,300                     2,007
  Alberto-Culver Co. Class B                    39,200                     2,003
  Southern Co.                                  64,200                     2,000
* Catellus Development Corp.                    90,800                     1,998
* Owens-Illinois, Inc.                         144,700                     1,993
  Beckman Coulter, Inc.                         49,000                     1,991
* Navistar International Corp.                  61,000                     1,990
  Sprint Corp.                                 138,000                     1,987
  Marriott International, Inc. Class A          51,700                     1,986
  Torchmark Corp.                               53,300                     1,985
* NVR, Inc.                                      4,800                     1,973
* Abercrombie & Fitch Co.                       69,000                     1,960
* Borders Group, Inc.                          111,200                     1,958
* Rent-A-Center, Inc.                           25,760                     1,953
* SICOR, Inc.                                   95,900                     1,951
* Mercury Interactive Corp.                     50,500                     1,950
* Big Lots Inc.                                129,606                     1,949
* L-3 Communications Holdings, Inc.             44,800                     1,948
* Convergys Corp.                              121,700                     1,947
* Rowan Cos., Inc.                              86,800                     1,944
  Fastenal Co.                                  57,200                     1,941
* AES Corp.                                    301,100                     1,912
* Sanmina-SCI Corp.                            301,854                     1,905
  Peabody Energy Corp.                          56,300                     1,891
* Allied Waste Industries, Inc.                187,300                     1,882
* Universal Health Services Class B             47,300                     1,874
  Transatlantic Holdings, Inc.                  27,050                     1,871
  Amerada Hess Corp.                            37,800                     1,859
* National-Oilwell, Inc.                        84,400                     1,857
* Toll Brothers, Inc.                           65,300                     1,849
* Storage Technology Corp.                      71,700                     1,846
* Varco International, Inc.                     94,100                     1,844
* Henry Schein, Inc.                            35,100                     1,837
  Telephone & Data Systems, Inc.                36,900                     1,834
  Leucadia National Corp.                       49,400                     1,834
  The Bank of New York Co., Inc.                63,700                     1,831
  Lyondell Chemical Co.                        135,200                     1,829
* Westwood One, Inc.                            53,800                     1,825
* Timberland Co.                                34,500                     1,824
  Medicis Pharmaceutical Corp.                  32,100                     1,820
  The PMI Group Inc.                            67,800                     1,820
  The St. Joe Co.                               58,300                     1,819
* Rite Aid Corp.                               407,900                     1,815
* JetBlue Airways Corp.                         42,900                     1,814
  Union Pacific Corp.                           31,253                     1,813
  Gannett Co., Inc.                             23,600                     1,813
* Lamar Advertising Co. Class A                 51,460                     1,812
  Total System Services, Inc.                   80,950                     1,805
  Northeast Utilities                          107,400                     1,798
  Pogo Producing Co.                            42,000                     1,796
* Columbia Sportswear Co.                       34,900                     1,794
* Patterson Dental Co.                          39,315                     1,784
* ICOS Corp.                                    48,500                     1,782
* Packaging Corp. of America                    96,400                     1,777
  Polo Ralph Lauren Corp.                       68,700                     1,772
  The MONY Group Inc.                           65,000                     1,752
* Tellabs, Inc.                                266,500                     1,751
* NCR Corp.                                     68,337                     1,751
  PepsiAmericas, Inc.                          139,200                     1,748
  Reinsurance Group of America, Inc.            54,200                     1,740
  Mandalay Resort Group                         54,400                     1,733
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
* Furniture Brands International Inc.           66,300                     1,730
* BISYS Group, Inc.                             94,100                     1,729
  Valero Energy Corp.                           47,500                     1,726
* PETsMART, Inc.                               102,700                     1,712
* Performance Food Group Co.                    46,100                     1,706
* FMC Technologies Inc.                         81,025                     1,706
* Coventry Health Care Inc.                     36,900                     1,703
  Wesco Financial Corp.                          5,430                     1,694
  Investors Financial
    Services Corp.                              58,000                     1,683
  Foot Locker, Inc.                            126,700                     1,679
* CNA Financial Corp.                           68,000                     1,673
* AdvancePCS                                    43,424                     1,660
  HCC Insurance Holdings, Inc.                  56,000                     1,656
* Certegy, Inc.                                 59,500                     1,651
* Grant Prideco, Inc.                          139,700                     1,641
  Precision Castparts Corp.                     52,300                     1,627
* Reliant Resources, Inc.                      264,600                     1,622
  CSX Corp.                                     53,900                     1,622
* Avnet, Inc.                                  127,800                     1,621
* Smurfit-Stone Container Corp.                122,865                     1,601
* Alliant Techsystems, Inc.                     30,800                     1,599
* Saks Inc.                                    164,800                     1,599
* Whole Foods Market, Inc.                      33,600                     1,597
  National City Corp.                           48,800                     1,596
* Krispy Kreme Doughnuts, Inc.                  38,500                     1,585
* BlackRock, Inc.                               35,200                     1,585
* Tech Data Corp.                               59,200                     1,581
* Alleghany Corp.                                8,211                     1,568
* Pharmaceutical Resources, Inc.                32,200                     1,567
* Mettler-Toledo International Inc.             42,100                     1,543
* Del Monte Foods Co.                          173,900                     1,537
  Ford Motor Co.                               138,813                     1,526
* Andrx Group                                   75,377                     1,500
* Stericycle, Inc.                              38,900                     1,497
* Advanced Micro Devices, Inc.                 232,700                     1,492
  Dominion Resources, Inc.                      23,139                     1,487
* O'Reilly Automotive, Inc.                     44,524                     1,487
* Key Energy Services, Inc.                    138,200                     1,482
* Level 3 Communications, Inc.                 223,115                     1,481
  StanCorp Financial Group, Inc.                28,200                     1,473
* Swift Transportation Co., Inc.                78,900                     1,469
  W.W. Grainger, Inc.                           31,400                     1,468
* Interactive Data Corp.                        86,600                     1,464
* Cytec Industries, Inc.                        43,200                     1,460
* J.B. Hunt Transport Services, Inc.            37,800                     1,427
  Janus Capital Group Inc.                      87,000                     1,427
* AGCO Corp.                                    83,400                     1,424
  IndyMac Bancorp, Inc. REIT                    56,000                     1,424
* BOK Financial Corp.                           36,874                     1,422
* Weight Watchers International, Inc.           31,200                     1,419
* Sepracor Inc.                                 77,800                     1,403
* Arrow Electronics, Inc.                       91,500                     1,394
* Lucent Technologies, Inc.                    685,954                     1,392
* 3Com Corp.                                   296,575                     1,388
* PanAmSat Corp.                                74,800                     1,379
* WellChoice Inc.                               47,000                     1,376
  Clayton Homes Inc.                           109,600                     1,375
* Scotts Co.                                    27,600                     1,366
* Westport Resources Corp.                      59,900                     1,363
  E.W. Scripps Co. Class A                      15,235                     1,352
* Ingram Micro, Inc. Class A                   122,400                     1,346
  LaBranche & Co. Inc.                          65,000                     1,345
* Hovnanian Enterprises Class A                 22,800                     1,344
* Amphenol Corp.                                28,700                     1,344
* Metro-Goldwyn-Mayer Inc.                     108,000                     1,341
* Hispanic Broadcasting Corp.                   52,600                     1,339
* Entercom Communications Corp.                 27,100                     1,328
  Brunswick Corp.                               53,000                     1,326
  Monsanto Co.                                  60,867                     1,317
  Tootsie Roll Industries, Inc.                 43,072                     1,313
* United Defense Industries Inc.                49,900                     1,294
* Eon Labs, Inc.                                36,700                     1,290
  Autodesk, Inc.                                79,800                     1,290
* U.S. Cellular Corp.                           50,100                     1,275
* Hearst-Argyle Television Inc.                 48,700                     1,261
* 99 Cents Only Stores                          36,700                     1,260
* The Cheesecake Factory                        34,900                     1,253
  Exelon Corp.                                  20,800                     1,244
* Premcor, Inc.                                 57,700                     1,243
* BearingPoint, Inc.                           128,800                     1,243
* American Pharmaceuticals
    Partners, Inc.                              36,600                     1,241
* American Axle & Manufacturing
    Holdings, Inc.                              51,800                     1,238
  International Paper Co.                       34,600                     1,236
* Endo Pharmaceuticals Holdings, Inc.           71,500                     1,210
  Martin Marietta Materials, Inc.               35,900                     1,207
  IMS Health, Inc.                              65,752                     1,183
* King Pharmaceuticals, Inc.                    78,900                     1,165
* Mirant Corp.                                 395,300                     1,146
  BB&T Corp.                                    33,300                     1,142
  Nationwide Financial Services, Inc.           34,300                     1,115
* First Health Group Corp.                      39,700                     1,096
  Baxter International, Inc.                    41,800                     1,087
  Hasbro, Inc.                                  62,100                     1,086
  General Mills, Inc.                           22,200                     1,053
  Eaton Vance Corp.                             32,500                     1,027
  McKesson Corp.                                27,524                       984
* LSI Logic Corp.                              138,500                       981
* Aramark Corp. Class B                         43,500                       975
* Valassis Communications, Inc.                 37,200                       957
================================================================================
22
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
CAPITAL APPRECIATION FUND                       SHARES                     (000)
--------------------------------------------------------------------------------
  Computer Associates
    International, Inc.                         42,289                       942
  Sabre Holdings Corp.                          38,200                       942
* Cadence Design Systems, Inc.                  77,700                       937
  Newell Rubbermaid, Inc.                       32,660                       914
  Hilton Hotels Corp.                           69,750                       892
  Limited Brands, Inc.                          56,874                       882
* Compuware Corp.                              151,200                       872
  Belo Corp. Class A                            38,400                       859
* Zebra Technologies Corp. Class A              11,200                       842
  Sara Lee Corp.                                44,600                       839
  Travelers Property Casualty Corp.
    Class B                                     51,662                       815
  SunTrust Banks, Inc.                          13,600                       807
  Duke Energy Corp.                             40,200                       802
  Interpublic Group of Cos., Inc.               59,200                       792
  Diamond Offshore Drilling, Inc.               33,700                       707
  ServiceMaster Co.                             66,000                       706
* Barnes & Noble, Inc.                          30,300                       698
  NiSource, Inc.                                35,920                       682
  Reynolds & Reynolds Class A                   23,500                       671
* Micron Technology, Inc.                       56,500                       657
* Viacom Inc. Class A                           13,688                       598
  Nucor Corp.                                   11,900                       581
  ProLogis REIT                                 18,389                       502
  AT&T Corp.                                    23,017                       443
* Atmel Corp.                                  174,855                       442
  Instinet Group Inc.                           92,245                       430
  Burlington Northern
    Santa Fe Corp.                              14,493                       412
  Mellon Financial Corp.                        12,500                       347
* Ceridian Corp.                                19,100                       324
  Lennar Corp. Class B                           4,150                       285
  The Clorox Co.                                 6,420                       274
  ConAgra Foods, Inc.                           11,200                       264
  Nordstrom, Inc.                               13,500                       264
  Albertson's, Inc.                             12,800                       246
* ADC Telecommunications, Inc.                  92,800                       216
  Helmerich & Payne, Inc.                        7,200                       210
  Cinergy Corp.                                  5,700                       210
  PNC Financial Services Group                   3,800                       185
  TXU Corp.                                      7,965                       179
  St. Paul Cos., Inc.                            4,800                       175
  Georgia Pacific Group                          8,642                       164
  Winn-Dixie Stores, Inc.                       11,400                       140
  Avon Products, Inc.                            2,000                       124
* CIENA Corp.                                   22,335                       116
* NVIDIA Corp.                                   4,000                        92
* Comverse Technology, Inc.                      5,000                        75
  Archer-Daniels-Midland Co.                     4,773                        61
  First Tennessee National Corp.                   300                        13
  Kellogg Co.                                      100                         3
  R.J. Reynolds Tobacco Holdings, Inc.              53                         2
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,791,926)                                                    2,293,185
--------------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT
                                                 (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENTS (0.3%)
--------------------------------------------------------------------------------
Repurchase Agreements
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003                                $ 515                       515
  1.16%, 7/1/2003--Note E                        6,009                     6,009
--------------------------------------------------------------------------------
TOTAL TEMPORARY CASH INVESTMENTS
  (Cost $6,524)                                                            6,524
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (100.3%)
  (Cost $1,798,450)                                                    2,299,709
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.3%)
Other Assets--Note B                                                     34,169
Liabilities--Note E                                                     (40,130)
                                                                    ------------
                                                                         (5,961)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                     $2,293,748
================================================================================
oSee Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

================================================================================
TAX-MANAGED                                                               AMOUNT
CAPITAL APPRECIATION FUND                                                  (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                      $2,354,548
Undistributed Net Investment Income                                       7,882
Accumulated Net Realized Losses                                        (569,941)
Unrealized Appreciation                                                 501,259
--------------------------------------------------------------------------------
NET ASSETS                                                           $2,293,748
================================================================================

Investor Shares--Net Assets
Applicable to 57,973,573 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                          $1,280,374
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $22.09
================================================================================

Admiral Shares--Net Assets
Applicable to 20,183,515 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $897,605
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  ADMIRAL SHARES                                                         $44.47
================================================================================

Institutional Shares--Net Assets
Applicable to 5,239,080 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $115,769
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $22.10
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.1%)
--------------------------------------------------------------------------------
* NVR, Inc.                                     14,300                     5,877
  Harman International
    Industries, Inc.                            65,300                     5,168
* Mid Atlantic Medical Services, Inc.           93,900                     4,911
* Zebra Technologies Corp.
    Class A                                     62,400                     4,692
* Cephalon, Inc.                               110,560                     4,551
* Newfield Exploration Co.                     111,200                     4,176
* Alliant Techsystems, Inc.                     78,300                     4,065
* O'Reilly Automotive, Inc.                    106,900                     3,569
  Ryland Group, Inc.                            50,200                     3,484
* Renal Care Group, Inc.                        97,600                     3,436
* Performance Food Group Co.                    92,400                     3,419
  Cullen/Frost Bankers, Inc.                   104,000                     3,338
  Washington Federal Inc.                      141,011                     3,262
* Pharmaceutical Product
    Development, Inc.                          112,900                     3,244
  Raymond James Financial, Inc.                 96,300                     3,183
  Hudson United Bancorp                         90,789                     3,100
* Scotts Co.                                    62,400                     3,089
  The Timken Co.                               175,700                     3,077
  Medicis Pharmaceutical Corp.                  53,800                     3,050
  FactSet Research Systems Inc.                 68,400                     3,013
  Flagstar Bancorp, Inc.                       119,400                     2,919
  Graco, Inc.                                   90,725                     2,903
* NBTY, Inc.                                   135,500                     2,854
  MDC Holdings, Inc.                            57,098                     2,757
  Jefferies Group, Inc.                         54,900                     2,733
  First Midwest Bancorp, Inc.                   94,300                     2,717
  UGI Corp. Holding Co.                         84,700                     2,685
  Polaris Industries, Inc.                      43,600                     2,677
* ITT Educational Services, Inc.                91,000                     2,662
* ResMed Inc.                                   67,300                     2,638
  AptarGroup Inc.                               73,200                     2,635
* AnnTaylor Stores Corp.                        90,350                     2,616
  Ethan Allen Interiors, Inc.                   74,380                     2,615
  Whitney Holdings Corp.                        81,700                     2,612
  Piedmont Natural Gas, Inc.                    67,200                     2,608
  Global Payments Inc.                          73,440                     2,607
* Zale Corp.                                    65,100                     2,604
* Respironics, Inc.                             68,075                     2,554
* Hyperion Solutions Corp.                      75,200                     2,539
* P.F. Chang's China Bistro, Inc.               51,300                     2,524
  Regis Corp.                                   86,700                     2,519
  Roper Industries Inc.                         67,400                     2,507
  La-Z-Boy Inc.                                111,910                     2,505
* Techne Corp.                                  81,400                     2,470
  Atmos Energy Corp.                            99,500                     2,468
  Essex Property Trust, Inc. REIT               42,800                     2,450
  UCBH Holdings, Inc.                           84,740                     2,430
* Pacific Sunwear of California, Inc.          100,600                     2,423
  United Bankshares, Inc.                       84,549                     2,422
* Take-Two Interactive Software, Inc.           85,455                     2,422
* United Stationers, Inc.                       66,700                     2,413
  IDEX Corp.                                    66,400                     2,406
* INAMED Corp.                                  44,700                     2,400
  Florida Rock Industries, Inc.                 58,100                     2,398
* Panera Bread Co.                              59,700                     2,388
  Diagnostic Products Corp.                     58,100                     2,385
* Southern Union Co.                           140,727                     2,384
  Thor Industries, Inc.                         58,200                     2,376
* IDEXX Laboratories Corp.                      70,500                     2,374
  Shurgard Storage Centers, Inc.
    Class A REIT                                71,500                     2,365
  Downey Financial Corp.                        56,900                     2,350
  Staten Island Bancorp, Inc.                  120,000                     2,338
  Energen Corp.                                 69,800                     2,324
  Hilb, Rogal and Hamilton Co.                  67,600                     2,301
  Alpharma, Inc. Class A                       106,400                     2,298
* Cymer, Inc.                                   71,400                     2,286
* Heartland Express, Inc.                      102,134                     2,272
* Kroll Inc.                                    82,900                     2,243
  Patina Oil & Gas Corp.                        69,750                     2,242
* Stone Energy Corp.                            53,480                     2,242
  First Bancorp/Puerto Rico                     81,400                     2,234
  Skywest, Inc.                                117,100                     2,232
* Fossil, Inc.                                  94,700                     2,231
* Tom Brown, Inc.                               80,207                     2,229
  The South Financial Group, Inc.               95,389                     2,225
* Southwest Bancorporation of
    Texas, Inc.                                 68,433                     2,225
  Briggs & Stratton Corp.                       43,800                     2,212
  Standard Pacific Corp.                        66,500                     2,205
  Corn Products International, Inc.             72,700                     2,183
  Cooper Cos., Inc.                             62,700                     2,180
  Community First Bankshares, Inc.              79,600                     2,173
* FLIR Systems, Inc.                            71,800                     2,165
* Arbitron Inc.                                 60,200                     2,149
* Commonwealth Telephone
    Enterprises, Inc.                           48,548                     2,135
* Linens `n Things, Inc.                        89,800                     2,120
* Accredo Health, Inc.                          97,025                     2,115
  Invacare Corp.                                63,800                     2,105
  Fremont General Corp.                        153,600                     2,104
* Evergreen Resources, Inc.                     38,690                     2,101
  New Century Financial Corp.                   47,700                     2,082
* Kronos, Inc.                                  40,627                     2,064
  Chittenden Corp.                              75,475                     2,064
* CEC Entertainment Inc.                        55,850                     2,063
* Varian Semiconductor
    Equipment Associates, Inc.                  69,200                     2,059
* Waste Connections, Inc.                       58,500                     2,050
* Cimarex Energy Co.                            86,100                     2,045
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
* Landstar System, Inc.                         32,400                     2,036
  Oshkosh Truck Corp.                           34,050                     2,020
  Massey Energy Co.                            152,711                     2,008
* Avid Technology, Inc.                         57,000                     1,999
  Clarcor Inc.                                  51,200                     1,974
* Sonic Corp.                                   77,300                     1,966
  The Toro Co.                                  49,400                     1,964
  New Jersey Resources Corp.                    55,050                     1,954
  Delphi Financial Group, Inc.                  41,666                     1,950
  Fred's, Inc.                                  52,400                     1,948
* CACI International, Inc.                      56,500                     1,937
* Skyworks Solutions, Inc.                     283,059                     1,916
  Commercial Federal Corp.                      90,100                     1,910
* Mueller Industries Inc.                       70,300                     1,906
* Knight Transportation, Inc.                   76,400                     1,902
  Susquehanna Bancshares, Inc.                  80,748                     1,885
* Cognex Corp.                                  84,100                     1,880
* Tetra Tech, Inc.                             108,668                     1,861
  Mentor Corp.                                  95,300                     1,847
* Christopher & Banks Corp.                     49,900                     1,846
* Unit Corp.                                    87,800                     1,836
* Philadelphia Consolidated
    Holding Corp.                               45,400                     1,834
  Colonial Properties Trust REIT                51,900                     1,826
* Quiksilver, Inc.                             110,700                     1,825
  Albany International Corp.                    66,600                     1,825
* Sybron Dental Specialties, Inc.               77,200                     1,822
  Capital Automotive REIT                       65,062                     1,821
* ADVO, Inc.                                    40,800                     1,812
* Anixter International Inc.                    77,100                     1,806
  Flowers Foods, Inc.                           90,450                     1,787
* Simpson Manufacturing Co.                     48,700                     1,782
  LandAmerica Financial Group, Inc.             37,450                     1,779
  MAF Bancorp, Inc.                             47,900                     1,776
  East West Bancorp, Inc.                       49,100                     1,774
* Tractor Supply Co.                            37,100                     1,772
  Cabot Oil & Gas Corp.                         63,800                     1,762
* Spinnaker Exploration Co.                     67,200                     1,761
* SERENA Software, Inc.                         84,100                     1,756
  MacDermid, Inc.                               66,300                     1,744
* Hutchinson Technology, Inc.                   52,900                     1,740
  Kellwood Co.                                  54,700                     1,730
* Dionex Corp.                                  43,300                     1,721
* Men's Wearhouse, Inc.                         78,700                     1,720
* Hot Topic, Inc.                               63,850                     1,718
  TrustCo Bank NY                              154,646                     1,713
* Adaptec, Inc.                                218,100                     1,697
* SCP Pool Corp.                                48,925                     1,683
* Priority Healthcare Corp. Class B             90,497                     1,679
  Hughes Supply, Inc.                           48,200                     1,673
* Pediatrix Medical Group, Inc.                 46,850                     1,670
  Cleco Corp.                                   96,100                     1,664
* Cal Dive International, Inc.                  76,200                     1,660
* Jack in the Box Inc.                          74,350                     1,658
  R.L.I. Corp.                                  50,300                     1,655
  Delta & Pine Land Co.                         74,700                     1,642
* Maverick Tube Corp.                           85,500                     1,637
  Burlington Coat Factory
    Warehouse Corp.                             90,100                     1,613
  A.O. Smith Corp.                              57,000                     1,605
* Cerner Corp.                                  69,800                     1,602
  Wolverine World Wide, Inc.                    82,500                     1,589
* Manhattan Associates, Inc.                    60,910                     1,582
* ATMI, Inc.                                    63,306                     1,581
* Cost Plus, Inc.                               44,100                     1,573
* AMERIGROUP Corp.                              42,160                     1,568
  Brady Corp. Class A                           47,000                     1,567
  Republic Bancorp, Inc.                       116,300                     1,561
  St. Mary Land & Exploration Co.               56,800                     1,551
  Owens & Minor, Inc. Holding Co.               69,200                     1,547
  Kilroy Realty Corp. REIT                      56,200                     1,546
* Watson Wyatt & Co. Holdings                   66,600                     1,544
* Benchmark Electronics, Inc.                   50,000                     1,538
  ABM Industries Inc.                           99,800                     1,537
  Acuity Brands, Inc.                           84,400                     1,534
  Russ Berrie and Co., Inc.                     41,800                     1,526
  Gables Residential Trust REIT                 50,200                     1,518
* EMCOR Group, Inc.                             30,700                     1,515
* American Italian Pasta Co.                    36,300                     1,512
  Lennox International Inc.                    117,438                     1,511
* Group 1 Automotive, Inc.                      46,520                     1,508
* Kansas City Southern                         123,900                     1,491
* Regeneron Pharmaceuticals, Inc.               94,400                     1,487
  USF Corp.                                     55,100                     1,486
  John H. Harland Co.                           56,690                     1,483
  Irwin Financial Corp.                         57,100                     1,479
* Urban Outfitters, Inc.                        40,891                     1,468
* Ralcorp Holdings, Inc.                        58,800                     1,468
* SEACOR SMIT Inc.                              40,200                     1,467
* Biosite Inc.                                  30,410                     1,463
  CH Energy Group, Inc.                         32,500                     1,463
* Rare Hospitality International Inc.           44,500                     1,454
  Vintage Petroleum, Inc.                      128,600                     1,451
  Casey's General Stores, Inc.                 102,499                     1,449
* Coherent, Inc.                                61,200                     1,449
  The Pep Boys
    (Manny, Moe & Jack)                        106,800                     1,443
  Winnebago Industries, Inc.                    37,900                     1,436
* Yellow Corp.                                  61,900                     1,433
  Northwest Natural Gas Co.                     52,300                     1,425
  Southwest Gas Corp.                           67,100                     1,421
* Barra, Inc.                                   39,700                     1,417
* Too Inc.                                      69,800                     1,413
  Black Box Corp.                               39,000                     1,412
================================================================================
26
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
* Trimble Navigation Ltd.                       61,519                     1,411
* Progress Software Corp.                       67,800                     1,405
* Power Integrations, Inc.                      57,700                     1,403
* Kirby Corp.                                   49,700                     1,402
  Avista Corp.                                  98,000                     1,387
  IHOP Corp.                                    43,800                     1,383
* Pinnacle Systems, Inc.                       128,900                     1,379
* UICI                                          91,100                     1,373
  Analogic Corp.                                28,100                     1,370
  Selective Insurance Group                     54,550                     1,366
  Reliance Steel & Aluminum Co.                 65,800                     1,362
  Dime Community Bancshares                     52,850                     1,345
* Integra LifeSciences Holdings                 50,900                     1,343
  Engineered Support Systems, Inc.              32,000                     1,339
* Enzo Biochem, Inc.                            62,217                     1,339
* US Oncology, Inc.                            180,500                     1,334
  Curtiss-Wright Corp.                          21,100                     1,334
  Landry's Restaurants, Inc.                    56,330                     1,329
* FileNET Corp.                                 73,300                     1,322
* Steel Dynamics, Inc.                          96,500                     1,322
* Triarc Cos., Inc. Class A                     43,900                     1,317
  NDCHealth Corp.                               71,700                     1,316
  Baldor Electric Co.                           63,860                     1,316
* URS Corp.                                     67,400                     1,312
* MGI Pharma, Inc.                              50,800                     1,302
  Georgia Gulf Corp.                            65,700                     1,301
* DRS Technologies, Inc.                        46,400                     1,295
  UniSource Energy Corp.                        68,800                     1,293
* Exar Corp.                                    81,500                     1,290
  H.B. Fuller Co.                               58,500                     1,288
* Atlantic Coast Airlines
    Holdings Inc.                               95,360                     1,286
* Oceaneering International, Inc.               49,970                     1,277
  Provident Bankshares Corp.                    49,944                     1,269
  G & K Services, Inc. Class A                  42,700                     1,264
  Kaydon Corp.                                  60,700                     1,263
* Hydrill Co.                                   46,000                     1,254
  K-Swiss, Inc.                                 36,300                     1,253
  Russell Corp.                                 65,700                     1,248
* Lone Star Technologies, Inc.                  58,900                     1,248
* Movie Gallery, Inc.                           67,570                     1,247
* BankUnited Financial Corp.                    61,800                     1,245
* CUNO Inc.                                     34,400                     1,243
  Cambrex Corp.                                 53,900                     1,241
* Argosy Gaming Co.                             59,200                     1,238
* Viasys Healthcare Inc.                        59,800                     1,238
* Axcelis Technologies, Inc.                   202,243                     1,238
* FEI Co.                                       65,900                     1,236
* American Management
    Systems, Inc.                               86,282                     1,232
* Ryan's Family Steak Houses, Inc.              87,950                     1,231
* El Paso Electric Co.                          99,700                     1,229
  Arkansas Best Corp.                           51,500                     1,225
* First Federal Financial Corp.                 34,700                     1,225
  Cubic Corp.                                   54,700                     1,215
* MAXIMUS, Inc.                                 43,200                     1,194
  The Manitowac Co., Inc.                       53,500                     1,193
  Anchor Bancorp Wisconsin Inc.                 49,920                     1,193
  PolyMedica Corp.                              26,000                     1,191
* Aztar Corp.                                   73,900                     1,191
* DSP Group Inc.                                55,200                     1,188
  Rock-Tenn Co.                                 70,000                     1,186
  UIL Holdings Corp.                            29,200                     1,184
  Waypoint Financial Corp.                      65,600                     1,183
* THQ Inc.                                      65,600                     1,181
  Sterling Bancshares, Inc.                     89,800                     1,175
  Tredegar Corp.                                78,300                     1,174
* AmSurg Corp.                                  38,300                     1,168
  CARBO Ceramics Inc.                           31,300                     1,166
* MICROS Systems, Inc.                          34,900                     1,151
  Aaron Rents, Inc. Class B                     44,300                     1,145
* Sierra Health Services, Inc.                  56,900                     1,138
* Photronics Inc.                               64,600                     1,127
* The Children's Place
    Retail Stores, Inc.                         56,745                     1,127
  Cato Corp. Class A                            53,400                     1,126
  Roadway Corp.                                 39,451                     1,126
* Southwestern Energy Co.                       74,600                     1,120
* American Medical Systems
    Holdings, Inc.                              66,300                     1,118
  Zenith National Insurance Corp.               39,200                     1,117
* SurModics, Inc.                               36,400                     1,110
* eFunds Corp.                                  96,196                     1,109
* School Specialty, Inc.                        38,600                     1,099
* Forward Air Corp.                             43,300                     1,099
* United Natural Foods, Inc.                    39,000                     1,097
  Inter-Tel, Inc.                               51,000                     1,082
  Glenborough Realty Trust, Inc. REIT           56,500                     1,082
* W-H Energy Services, Inc.                     55,200                     1,075
  Brown Shoe Co., Inc.                          36,000                     1,073
* Rogers Corp.                                  32,000                     1,066
* CONMED Corp.                                  58,100                     1,061
* Papa John's International, Inc.               37,800                     1,060
* Griffon Corp.                                 66,010                     1,056
  Wintrust Financial Corp.                      35,600                     1,054
* Dendrite International, Inc.                  81,100                     1,045
  Texas Industries, Inc.                        43,800                     1,042
  The Laclede Group, Inc.                       38,400                     1,029
  Commercial Metals Co.                         57,500                     1,023
* Stewart Information
    Services Corp.                              36,700                     1,022
* CDI Corp.                                     39,200                     1,018
* Jo-Ann Stores, Inc. Class A                   40,100                     1,015
* Offshore Logistics, Inc.                      46,500                     1,011
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
* Technitrol, Inc.                              67,100                     1,010
* Sunrise Senior Living, Inc.                   45,100                     1,009
* Actel Corp.                                   49,174                     1,008
* Advanced Medical Optics, Inc.                 58,800                     1,003
* The Gymboree Corp.                            59,700                     1,002
* Allen Telecom Inc.                            60,300                       996
* Global Imaging Systems, Inc.                  42,976                       995
  Quanex Corp.                                  33,450                       994
  Coca-Cola Bottling Co.                        18,185                       993
  A. Schulman Inc.                              61,700                       991
  WD-40 Co.                                     34,589                       988
* Insight Enterprises, Inc.                     97,700                       983
  Watts Industries Class A                      54,900                       980
  Boston Private Financial
    Holdings, Inc.                              46,400                       978
* Remington Oil & Gas Corp.                     53,200                       978
  Regal-Beloit Corp.                            51,000                       974
* General Communication, Inc.                  112,240                       972
* WMS Industries, Inc.                          62,310                       971
* Aeroflex, Inc.                               125,434                       971
  Seacoast Financial Services Corp.             48,784                       966
* Checkpoint Systems, Inc.                      68,100                       964
  The Standard Register Co.                     58,300                       961
* NCO Group, Inc.                               53,600                       960
  Barnes Group, Inc.                            44,100                       960
* Shuffle Master, Inc.                          32,600                       958
* Verity, Inc.                                  75,420                       955
* Advanced Energy Industries, Inc.              66,825                       952
  Thomas Industries, Inc.                       34,800                       941
* AFC Enterprises, Inc.                         57,800                       939
  Valmont Industries, Inc.                      48,200                       938
* Microsemi Corp.                               58,329                       933
* Triumph Group, Inc.                           33,100                       932
* Financial Federal Corp.                       38,200                       932
* ANSYS, Inc.                                   29,700                       924
  Lone Star Steakhouse & Saloon, Inc.           42,400                       923
* Ciber, Inc.                                  131,300                       922
  Central Parking Corp.                         74,200                       917
* ICU Medical, Inc.                             29,400                       916
* International Multifoods Corp.                39,800                       912
* Shaw Group, Inc.                              75,620                       911
  The Marcus Corp.                              60,900                       910
  GBC Bancorp                                   23,700                       910
* Paxar Corp.                                   82,400                       906
  Stewart & Stevenson Services, Inc.            57,500                       906
* Centene Corp.                                 23,220                       903
  Datascope Corp.                               30,000                       891
* Imagistics International Inc.                 34,520                       891
  OM Group, Inc.                                60,450                       890
* Itron, Inc.                                   41,300                       890
* Pre-Paid Legal Services, Inc.                 36,200                       888
* Electro Scientific Industries, Inc.           58,493                       887
  ElkCorp                                       39,400                       887
* InVision Technologies, Inc.                   35,300                       885
* Photon Dynamics, Inc.                         31,875                       881
* Spherion Corp.                               126,700                       881
* O'Charley's Inc.                              40,800                       878
  Bowne & Co., Inc.                             67,300                       877
  Arctic Cat, Inc.                              45,720                       876
  Riggs National Corp.                          57,400                       874
  Presidential Life Corp.                       61,900                       873
* Nautica Enterprises, Inc.                     68,000                       872
* TETRA Technologies, Inc.                      29,400                       872
* Monaco Coach Corp.                            56,850                       871
* Coinstar, Inc.                                46,100                       869
  Arch Chemicals, Inc.                          45,400                       867
* Sola International Inc.                       49,700                       865
  Watsco, Inc.                                  52,040                       862
  Phillips-Van Heusen Corp.                     62,900                       857
* Teledyne Technologies, Inc.                   65,200                       854
* Kopin Corp.                                  139,405                       853
* Ultratech, Inc.                               46,000                       851
* Vicor Corp.                                   88,354                       848
  Hooper Holmes, Inc.                          131,300                       846
  American States Water Co.                     30,650                       837
  PolyOne Corp.                                187,500                       834
* Hain Celestial Group, Inc.                    51,900                       830
* Steak n Shake Co.                             54,400                       830
  The Stride Rite Corp.                         82,700                       824
  Applied Industrial Technology, Inc.           38,900                       821
* TBC Corp.                                     43,000                       819
  The Nautilus Group, Inc.                      65,600                       813
* Province Healthcare Co.                       73,050                       809
* Ionics, Inc.                                  36,100                       808
* Veeco Instruments, Inc.                       47,297                       805
  Frontier Oil Corp.                            52,900                       804
  New England Business Service, Inc.            26,800                       804
  Park Electrochemical Corp.                    40,250                       803
* Pegasus Solutions Inc.                        49,400                       803
  GenCorp, Inc.                                 90,100                       801
* Mercury Computer Systems, Inc.                44,100                       801
* Orthodontic Centers of America, Inc.          99,700                       799
* Atwood Oceanics, Inc.                         29,400                       798
* First Republic Bank                           30,000                       798
  Methode Electronics, Inc. Class A             73,500                       790
* CIMA Labs Inc.                                29,200                       785
* Genesco, Inc.                                 43,658                       773
* SOURCECORP, Inc.                              35,700                       771
  Haverty Furniture Cos., Inc.                  44,000                       770
* PRG-Schultz International, Inc.              129,900                       766
* The Dress Barn, Inc.                          60,200                       763
* ShopKo Stores, Inc.                           58,600                       762
  Roto-Rooter, Inc.                             19,900                       760
  Wellman, Inc.                                 67,745                       759
================================================================================
28
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
  Universal Forest Products, Inc.               36,200                       758
* Startek, Inc.                                 28,800                       757
* ViaSat, Inc.                                  52,800                       757
  CTS Corp.                                     72,200                       754
* Armor Holdings, Inc.                          55,400                       742
* Esterline Technologies Corp.                  42,500                       740
  Schweitzer-Mauduit
    International, Inc.                         30,400                       734
* Wabash National Corp.                         52,300                       734
* ArthroCare Corp.                              43,733                       733
* PAREXEL International Corp.                   51,500                       718
  Helix Technology Corp.                        54,300                       718
  SWS Group, Inc.                               35,292                       711
  Woodward Governor Co.                         16,200                       697
* Websense, Inc.                                43,900                       687
  Vital Signs, Inc.                             26,400                       685
* The Great Atlantic & Pacific
    Tea Co., Inc.                               77,600                       683
* Plains Resources Inc.                         48,000                       679
  Deltic Timber Corp.                           23,800                       677
* Nuevo Energy Co.                              38,800                       677
  Cohu, Inc.                                    42,890                       669
* J. Jill Group, Inc.                           39,700                       669
* Intermagnetics General Corp.                  33,695                       669
* JDA Software Group, Inc.                      59,472                       665
  Chesapeake Corp. of Virginia                  30,400                       664
  Oshkosh B' Gosh, Inc. Class A                 24,600                       664
  Oxford Industries, Inc.                       15,900                       660
  Cash America International Inc.               49,900                       660
* JAKKS Pacific, Inc.                           49,600                       659
* Cable Design Technologies Corp.               91,900                       657
  Dimon Inc.                                    91,300                       654
* Bally Total Fitness Holding Corp.             72,300                       653
* K2 Inc.                                       53,200                       652
* Gardner Denver Inc.                           31,800                       651
  Libbey, Inc.                                  28,400                       645
  Talx Corp.                                    28,400                       642
* Champion Enterprises, Inc.                   123,300                       639
* Kulicke & Soffa Industries, Inc.              98,800                       631
  JLG Industries, Inc.                          92,700                       630
* Odyssey Healthcare, Inc.                      17,000                       629
  Hancock Fabrics, Inc.                         38,800                       627
* Insituform Technologies Inc.
    Class A                                     35,300                       624
* Administaff, Inc.                             60,500                       623
* Consolidated Graphics, Inc.                   26,700                       611
* Swift Energy Co.                              55,400                       609
* Boston Communications Group, Inc.             35,500                       608
* Haemonetics Corp.                             32,450                       607
* Systems & Computer
    Technology Corp.                            66,700                       600
* ESS Technology, Inc.                          61,100                       596
* Labor Ready, Inc.                             82,500                       592
* J & J Snack Foods Corp.                       18,700                       591
  Myers Industries, Inc.                        60,162                       572
* SPSS, Inc.                                    34,000                       569
* Brooks Automation, Inc.                       49,376                       560
  Lindsay Manufacturing Co.                     24,100                       560
* Footstar Inc.                                 42,800                       556
* Frontier Airlines, Inc.                       61,050                       554
* Tollgrade Communications, Inc.                29,638                       553
* Planar Systems, Inc.                          28,100                       550
* Rudolph Technologies, Inc.                    34,200                       546
* Prima Energy Corp.                            26,100                       545
* Fleetwood Enterprises, Inc.                   73,630                       544
* Input/Output, Inc.                           100,800                       542
* Savient Pharmaceuticals Inc.                 116,678                       541
  Kaman Corp. Class A                           45,900                       537
  Sturm, Ruger & Co., Inc.                      53,600                       536
  Robbins & Myers, Inc.                         28,800                       533
  Lawson Products, Inc.                         19,300                       532
  Skyline Corp.                                 17,700                       531
* Audiovox Corp.                                47,000                       526
  Standex International Corp.                   25,000                       525
* Hologic, Inc.                                 39,600                       522
  Bel Fuse, Inc. Class B                        22,650                       519
* Harmonic, Inc.                               127,300                       518
  Apogee Enterprises, Inc.                      57,200                       516
* Standard Microsystem Corp.                    34,000                       516
* Mesa Air Group Inc.                           64,400                       515
* Buckeye Technology, Inc.                      75,600                       514
* Information Holdings Inc.                     27,900                       509
* MemberWorks, Inc.                             25,700                       508
  NUI Corp.                                     32,700                       508
* Veritas DGC Inc.                              43,200                       497
* Goody's Family Clothing                       57,100                       494
  Belden, Inc.                                  31,000                       493
* Concord Communications, Inc.                  35,600                       489
* RadiSys Corp.                                 36,955                       488
* American Healthways Inc.                      13,500                       488
  AAR Corp.                                     69,000                       487
* Noven Pharmaceuticals, Inc.                   47,500                       486
  Quaker Chemical Corp.                         19,300                       483
* PC-Tel, Inc.                                  40,400                       479
* Possis Medical Inc.                           34,900                       479
* Pericom Semiconductor Corp.                   51,300                       477
* 4Kids Entertainment Inc.                      25,300                       471
* Supertex, Inc.                                25,400                       467
* Impath, Inc.                                  32,770                       463
  Central Vermont Public
    Service Corp.                               23,600                       461
* Rainbow Technologies, Inc.                    54,700                       460
* Osteotech, Inc.                               33,600                       457
  Action Performance Cos., Inc.                 24,000                       456
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
* Heidrick & Struggles
  International, Inc.                           36,100                       456
  Keithley Instruments Inc.                     31,500                       455
* Tower Automotive, Inc.                       124,000                       454
  C & D Technologies, Inc.                      31,500                       452
* Duane Reade Inc.                              30,500                       450
* RTI International Metals                      41,500                       449
* Caraustar Industries, Inc.                    56,100                       449
  Cascade Natural Gas Corp.                     22,900                       437
  Ryerson Tull, Inc.                            49,700                       436
* NYFIX, Inc.                                   68,500                       435
* Artesyn Technologies, Inc.                    77,479                       435
  Interface, Inc.                               93,480                       434
* Volt Information Sciences Inc.                31,700                       433
  National Presto Industries, Inc.              13,500                       427
* The Wet Seal, Inc. Class A                    39,600                       423
* DuPont Photomasks, Inc.                       22,300                       420
* MRO Software Inc.                             48,600                       419
* SPS Technologies, Inc.                        15,400                       416
  Standard Motor Products, Inc.                 37,500                       416
* Midas Inc.                                    34,100                       413
* CryoLife Inc.                                 39,700                       411
  X-Rite Inc.                                   41,300                       409
* Netegrity, Inc.                               69,948                       408
* Concord Camera Corp.                          57,200                       406
* Curative Health Services Inc.                 23,800                       405
  Nash-Finch Co.                                24,293                       404
* Applica Inc.                                  47,200                       401
* Department 56 Inc.                            25,900                       397
  EDO Corp.                                     22,400                       396
* Network Equipment
    Technologies, Inc.                          46,300                       390
  Building Materials Holding Corp.              26,200                       388
* Ultimate Electronics, Inc.                    29,872                       383
  Coachmen Industries, Inc.                     31,970                       382
* Symmetricom Inc.                              85,700                       377
* Cleveland-Cliffs Inc.                         21,100                       377
* Thomas Nelson, Inc.                           30,100                       376
  Milacron Inc.                                 76,400                       374
* Radiant Systems, Inc.                         55,200                       372
* C-COR Electronics, Inc.                       75,674                       371
  BEI Technologies, Inc.                        30,737                       369
* Omnova Solutions Inc.                         90,500                       366
* Lydall, Inc.                                  33,200                       355
* Roxio, Inc.                                   53,100                       355
* Dril-Quip, Inc.                               19,400                       353
  Pope & Talbot, Inc.                           31,400                       347
* Alliance Semiconductor Corp.                  70,667                       342
* Astec Industries, Inc.                        39,200                       342
* SBS Technologies, Inc.                        33,605                       330
* Gerber Scientific, Inc.                       49,300                       328
* Brush Engineered Materials Inc.               38,200                       319
  Bassett Furniture Industries, Inc.            23,300                       309
* Prime Hospitality Corp.                       46,000                       309
* Phoenix Technologies Ltd.                     53,900                       305
  Angelica Corp.                                17,400                       295
* Insurance Auto Auctions, Inc.                 23,200                       291
  Advanced Marketing Services                   22,400                       291
* Catapult Communications Corp.                 27,000                       287
  Century Aluminum Co.                          40,661                       286
  CPI Corp.                                     16,100                       284
  Material Sciences Corp.                       28,200                       274
* Metro One
    Telecommunications, Inc.                    49,650                       256
* Digi International, Inc.                      44,500                       256
* Mobile Mini, Inc.                             15,300                       250
  Nature's Sunshine Inc.                        30,700                       246
* MapInfo Corp.                                 33,033                       240
* A.M. Castle & Co.                             35,300                       231
  Lance, Inc.                                   25,000                       228
* Carreker Corp.                                49,700                       228
* Concerto Software Inc.                        24,600                       226
* ArQule, Inc.                                  53,500                       225
* Huffy Corp.                                   31,900                       223
  Butler Manufacturing Co.                      13,500                       223
  Pioneer Standard Electronics Inc.             25,800                       219
* Captaris Inc.                                 63,500                       217
* SCM Microsystems, Inc.                        39,400                       215
* Stein Mart, Inc.                              35,589                       213
* Bell Microproducts Inc.                       49,200                       210
* QRS Corp.                                     39,300                       208
* IMCO Recycling, Inc.                          31,300                       208
* Enesco Group, Inc.                            28,000                       207
* Ashworth, Inc.                                29,050                       206
* Brooktrout Technology, Inc.                   26,300                       204
  Green Mountain Power Corp.                    10,075                       202
* Salton, Inc.                                  21,900                       198
  Steel Technologies, Inc.                      19,300                       195
* A.T. Cross Co. Class A                        32,700                       194
  Fedders Corp.                                 62,440                       192
  Penford Corp.                                 16,800                       188
  Northwestern Corp.                            89,900                       180
  Haggar Corp.                                  13,900                       174
  Intermet Corp.                                50,500                       170
* RehabCare Group, Inc.                         11,300                       166
  SCPIE Holdings Inc.                           20,600                       158
* AstroPower, Inc.                              47,700                       157
  Commonwealth Industries Inc.                  32,500                       153
* Wolverine Tube, Inc.                          24,700                       141
* Magnatek, Inc.                                46,600                       118
* Pinnacle Entertainment, Inc.                  17,400                       118
* On Assignment, Inc.                           20,029                        80
* Three-Five Systems, Inc.                      11,599                        80
* Zix Corp.                                     13,600                        51
================================================================================
30
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
SMALL-CAP FUND                                  SHARES                     (000)
--------------------------------------------------------------------------------
* Midway Games Inc.                             12,300                        45
* Meade Instruments Corp.                        6,348                        20
* Theragenics Corp.                              2,300                        10
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $593,452)                                                        726,330
--------------------------------------------------------------------------------
                                                  Face
                                                Amount
                                                 (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (2.0%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003--Note E
  (Cost $14,615)                               $14,615                    14,615
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (102.1%)
  (Cost $608,067)                                                        740,945
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-2.1%)
Other Assets--Note B                                                      5,531
Security Lending Collateral
  Payable to Brokers--Note E                                            (14,615)
Other Liabilities                                                        (5,919)
                                                                     -----------
                                                                        (15,003)
                                                                     -----------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                      $725,942
================================================================================
oSee Note A in Notes to Financial Statements.
*Non-income-producing security.
REIT--Real Estate Investment Trust.

--------------------------------------------------------------------------------
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                        $654,445
Undistributed Net Investment Income                                       1,890
Accumulated Net Realized Losses                                         (63,271)
Unrealized Appreciation                                                 132,878
--------------------------------------------------------------------------------
NET ASSETS                                                             $725,942
================================================================================

Investor Shares--Net Assets
Applicable to 49,171,527 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                            $702,439
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                        $14.29
================================================================================

Institutional Shares--Net Assets
Applicable to 1,642,852 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $23,503
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                   $14.31
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
COMMON STOCKS (100.0%)
--------------------------------------------------------------------------------
AUSTRALIA (5.1%)
  National Australia Bank Ltd.                 114,075                     2,563
  Commonwealth Bank of Australia                94,065                     1,864
  BHP Billiton Ltd.                            276,412                     1,602
  Westpac Banking Corp., Ltd.                  133,468                     1,455
  Australia & New Zealand Bank
    Group Ltd.                                 112,810                     1,408
  News Corp. Ltd. Pfd.                         154,470                       952
  News Corp. Ltd.                              108,905                       818
  Woolworths Ltd.                               78,008                       655
  Telstra Corp. Ltd.                           170,556                       503
  Wesfarmers Ltd.                               28,879                       490
  Rio Tinto Ltd.                                23,658                       463
  Foster's Group Ltd.                          164,102                       463
  Coles Myer Ltd.                               82,498                       387
  AMP Ltd.                                     110,530                       368
  Macquarie Infrastucture Group                144,307                       347
  Amcor Ltd.                                    61,925                       337
  Macquarie Bank Ltd.                           16,575                       320
  Suncorp-Metway Ltd.                           40,932                       318
  Woodside Petroleum Ltd.                       36,777                       305
  QBE Insurance Group Ltd.                      46,707                       292
  Insurance Australia Group Ltd.               124,082                       283
  Mirvac Group                                  92,528                       276
  Rinker Group Ltd.                             77,619                       273
  Australian Gas Light Co., Ltd.                35,693                       262
  Brambles Industries Ltd.                      79,461                       244
  Alumina Ltd.                                  86,549                       236
  Tabcorp Holdings Ltd.                         31,322                       226
* WMC Resources Ltd.                            87,731                       207
  Lend Lease Corp.                              32,157                       180
  Santos Ltd.                                   45,053                       178
  Centro Properties Group                       63,704                       170
  James Hardie Industries NV                    35,037                       165
  CFS Gandel Retail Trust                      182,418                       163
  Boral Ltd.                                    46,643                       158
  Orica Ltd.                                    21,390                       155
  BHP Steel Ltd.                                58,448                       146
  John Fairfax Holdings Ltd.                    71,015                       137
  Origin Energy Ltd.                            50,235                       136
  Transurban Group                              39,387                       126
  Coca-Cola Amatil Ltd.                         31,916                       122
  Macquarie Goodman
    Industrial Trust                           117,395                       120
  Investa Property Group                        89,517                       119
  Mayne Group Ltd.                              64,403                       118
  Newcrest Mining Ltd.                          20,908                       107
  Patrick Corp. Ltd.                            12,500                       105
  CSL Ltd.                                      12,692                       102
  Southcorp Ltd.                                53,600                       101
  Cochlear Ltd.                                  4,638                       100
  CSR Ltd.                                      71,149                        93
  Deutsche Office Trust                        122,237                        92
  Paperlinx Ltd.                                27,326                        84
  Leighton Holdings Ltd.                        12,171                        82
  Harvey Norman Holdings Ltd.                   48,047                        81
  Lion Nathan Ltd.                              22,372                        80
  Sonic Healthcare Ltd.                         18,149                        80
  Tab Ltd.                                      35,420                        77
  Toll Holdings Ltd.                            15,853                        75
  Publishing & Broadcasting Ltd.                10,900                        72
  Australian Stock Exchange Ltd.                 6,731                        57
* Ansell Ltd.                                   13,630                        53
  Iluka Resources Ltd.                          19,443                        53
  OneSteel Ltd.                                 40,356                        52
  Computershare Ltd.                            28,645                        36
  Futuris Corp., Ltd.                           30,676                        35
  Aristocrat Leisure Ltd.                       23,600                        21
                                                                      ----------
                                                                          21,748
                                                                      ----------
AUSTRIA (0.2%)
* Immofinanz Immobilien
    Anlagen AG                                  46,576                       335
* Telekom Austria AG                            15,438                       175
  Erste Bank der Oesterreichischen
    Sparkassen AG                                1,679                       148
  OMV AG                                           945                       114
  Voestalpine AG                                 1,095                        43
  Wienerberger AG                                2,259                        40
  Flughafen Wien AG                                777                        28
* RHI AG                                         1,970                        23
  Boehler-Uddeholm AG                              422                        23
  Oesterreichische
    Elektrizitaetswirtschafts AG Class A           177                        16
* VA Technologies AG                               319                         8
  Mayr-Melnhof Karton AG                            73                         6
                                                                      ----------
                                                                             959
                                                                      ----------
BELGIUM (1.1%)
  Fortis Group                                  78,829                     1,369
  Dexia                                         48,870                       618
  Electrabel SA                                  2,191                       558
  Solvay SA                                      4,739                       327
  KBC Bankverzekeringsholding                    7,162                       281
  Interbrew                                     10,894                       242
  Delhaize Group                                 5,784                       176
  UCB SA                                         6,298                       173
  Agfa Gevaert NV                                8,099                       172
  Colruyt NV                                     1,331                        92
  Cofinimmo                                        620                        75
* Mobistar SA                                    1,657                        68
  Bekaert NV                                     1,402                        66
  Umicore                                        1,218                        63
  Omega Pharma SA                                1,527                        46
  Barco NV                                         743                        44
================================================================================
32
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  D'Ieteren SA                                     283                        41
  Compagnie Maritime Belge SA                      164                         6
                                                                      ----------
                                                                           4,417
                                                                      ----------
DENMARK (0.8%)
  Danske Bank A/S                               37,790                       736
  Novo Nordisk A/S B Shares                     18,718                       655
  AP Moller-Maersk A/S                              80                       432
  TDC A/S                                       10,141                       303
  Danisco A/S                                    4,029                       158
  ISS A/S                                        3,076                       110
  Vestas Wind Systems A/S                        8,834                       101
  Novozymes A/S                                  3,624                       101
  H. Lundbeck A/S                                4,818                        98
  Group 4 Falck A/S                              5,100                        85
  Coloplast A/S B Shares                         1,075                        83
* Topdanmark A/S                                 2,000                        73
  Carlsberg A/S B Shares                         1,846                        66
* GN Store Nord A/S                             15,167                        62
* William Demant A/S                             2,600                        59
  DSV, De Sammensluttede
    Vognmaend A/S                                1,900                        49
  Kobenhavns Lufthavne A/S                         460                        37
  East Asiatic Co. A/S                           1,350                        37
* NEG Micon A/S                                  3,595                        37
  Bang & Olufsen A/S B Shares                      909                        25
* FLS Industries A/S B Shares                    1,399                        12
  NKT Holding A/S                                  740                        10
                                                                      ----------
                                                                           3,329
                                                                      ----------
FINLAND (1.9%)
  Nokia Oyj                                    352,375                     5,803
  Stora Enso Oyj R Shares                       48,466                       542
  UPM-Kymmene Oyj                               36,332                       530
  Fortum Oyj                                    23,577                       189
  Sampo Oyj A Shares                            20,550                       151
  Instrumentarium Oyj                            3,600                       137
  TietoEnator Oyj B Shares                       6,575                       111
  Kone Corp. B Shares                            2,365                        99
* Elisa Oyj Class A                              9,750                        84
  Metso Oyj                                      7,540                        67
  Outokumpu Oyj A Shares                         7,400                        65
  Kesko Oyj                                      4,360                        51
  Amer Group Ltd.                                1,607                        49
  Uponor Oyj                                     2,095                        49
  Orion-Yhtyma Oyj B Shares                      2,550                        42
  Wartsila Oyj B Shares                          2,770                        34
  Nokian Renkaat Oyj                               609                        31
* Rautaruuki Oyj                                 6,970                        30
  Pohjola Group PLC D Shares                     1,290                        22
  KCI Konecranes Oyj                               500                        12
                                                                      ----------
                                                                           8,098
                                                                      ----------
FRANCE (9.8%)
  Total SA                                      48,039                     7,260
  BNP Paribas SA                                59,634                     3,030
  Aventis SA                                    50,284                     2,766
  Carrefour SA                                  42,552                     2,086
  L'Oreal SA                                    25,187                     1,776
  AXA                                          105,218                     1,632
  Sanofi-Synthelabo SA                          27,038                     1,583
  Societe Generale Class A                      23,710                     1,503
* France Telecom SA                             57,365                     1,407
  Groupe Danone                                  9,152                     1,266
  L'Air Liquide SA (Registered)                  7,347                     1,089
* Vivendi Universal SA                          56,494                     1,028
  Suez SA                                       60,033                       955
  STMicroelectronics NV                         43,923                       921
  Cie. de St. Gobain SA                         23,077                       908
  LVMH Louis Vuitton
    Moet Hennessy                               16,396                       813
  Schneider Electric SA                         15,765                       741
* Alcatel SA                                    77,943                       703
  Lafarge SA                                    11,947                       700
  PSA Peugeot Citroen                           13,109                       637
  Renault SA                                    11,694                       618
  Accor SA                                      14,099                       510
  Credit Agricole SA                            23,860                       453
  Bouygues SA                                   16,167                       446
  Lagardere S.C.A.                               9,344                       406
  Pinault-Printemps-Redoute SA                   5,213                       393
  Compagnie Generale des
    Etablissements Michelin SA
    B Shares                                     9,982                       390
  Veolia Environnement                          17,871                       367
  Vinci SA                                       4,985                       336
  Pernod Ricard SA                               3,734                       333
  Arcelor                                       25,798                       300
* Cap Gemini SA                                  7,835                       278
  Essilor International SA                       6,859                       276
  Societe Television Francaise 1                 8,588                       264
  European Aeronautic Defence
    and Space Co.                               20,570                       252
  Unibail Company                                3,344                       248
  Thomson SA                                    14,611                       225
  Pechiney SA                                    5,735                       206
  Valeo SA                                       5,921                       205
  Etablissements Economiques du
    Casino Guichard-Perrachon SA                 2,599                       203
  Publicis Groupe SA                             7,555                       203
  Sodexho Alliance SA                            7,451                       201
* Wanadoo                                       29,399                       197
  Thales SA                                      5,523                       164
  Autoroutes du Sud de la France                 5,047                       148
  Gecina SA                                      1,202                       139
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Klepierre                                      2,795                       138
  Technip-Coflexip SA                            1,450                       127
  Sagem SA                                       1,549                       125
  Dassault Systemes SA                           3,534                       116
  CNP Assurances                                 2,484                       105
* Business Objects SA                            4,494                       100
  Hermes International                             649                        91
  Societe BIC SA                                 2,221                        86
* Alstom                                        24,839                        86
  Air France                                     6,563                        85
  Imerys                                           543                        79
* Atos Origin SA                                 2,033                        70
  Zodiac SA                                      2,484                        61
                                                                      ----------
                                                                          41,834
                                                                      ----------
GERMANY (6.4%)
  Siemens AG                                    59,437                     2,916
  Deutsche Bank AG                              38,829                     2,518
* Deutsche Telekom AG                          155,453                     2,372
  E.On AG                                       43,433                     2,233
  DaimlerChrysler AG (Registered)               63,604                     2,220
  SAP AG                                        15,119                     1,783
  BASF AG                                       40,703                     1,739
  Allianz AG                                    17,108                     1,422
  Bayer AG                                      48,961                     1,135
  Muenchener Rueckversicherungs-
    Gesellschaft AG (Registered)                 8,647                       882
  RWE AG                                        26,896                       812
  Volkswagen AG                                 16,119                       681
  Schering AG                                   12,565                       614
  Commerzbank AG                                33,398                       467
  Deutsche Post AG                              28,854                       424
* Bayerische Hypo-und
    Vereinsbank AG                              25,628                       423
  Deutsche Boerse AG                             7,004                       371
  Metro AG                                      10,475                       339
  Altana AG                                      5,231                       330
* Infineon Technologies AG                      32,007                       309
  Adidas-Salomon AG                              3,437                       294
  Henkel KGaA                                    4,517                       280
  ThyssenKrupp AG                               23,004                       265
  Porsche AG                                       599                       254
  Beiersdorf AG                                  1,869                       250
  Volkswagen AG Pfd.                             8,106                       243
  Linde AG                                       6,095                       226
  Continental AG                                 9,151                       192
  Deutsche Lufthansa AG                         15,019                       176
  TUI AG                                         9,568                       142
  Wella AG Pfd.                                  1,693                       126
  Man AG                                         7,301                       123
  Fresenius Medical Care AG                      2,350                       116
* Qiagen NV                                     11,113                        94
  Merck KGaA                                     2,871                        83
  Celesio AG                                     2,066                        81
  RWE AG Pfd.                                    2,938                        79
  Fresenius Medical Care AG                      2,150                        78
* MLP AG                                         5,051                        75
  Buderus AG                                     2,181                        73
  Karstadt Quelle AG                             2,931                        63
  Suedzucker AG                                  3,469                        60
* EPCOS AG                                       4,367                        56
  Douglas Holding AG                             2,498                        54
* HeidelbergerCement AG                          2,346                        52
  ProSieben Sat.1 Media AG                       7,445                        50
                                                                      ----------
                                                                          27,575
                                                                      ----------
GREECE (0.4%)
  National Bank of Greece SA                    13,433                       227
* Hellenic Telecommunication
    Organization SA                             19,080                       226
  Alpha Credit Bank SA                          10,500                       183
  EFG Eurobank Ergasias                         11,800                       178
  Titan Cement Co. SA                            2,400                        87
  Commercial Bank of Greece SA                   4,800                        84
  Public Power Corp.                             4,600                        83
  Coca-Cola Hellenic Bottling Co. SA             4,900                        82
  Vodafone-Panafon SA                           11,900                        79
  Bank of Piraeus                                8,900                        67
  Greek Organization of Football
    Prognostics                                  4,900                        50
  Hellenic Petroleum SA                          6,700                        45
  Technical Olympic SA                           8,000                        31
* Intracom SA                                    4,400                        29
  Papastratos Cigarettes Co. SA                  1,400                        29
  Viohalco, Hellenic Copper &
    Aluminum Industry SA                         5,500                        26
  Hellenic Technodomiki Tev SA                   4,230                        24
  Aluminum of Greece SA                            970                        20
  Hellenic Duty Free Shops SA                      800                        10
  Folli-Follie SA                                  300                         5
                                                                      ----------
                                                                           1,565
                                                                      ----------
HONG KONG (1.5%)
  Hutchison Whampoa Ltd.                       156,512                       953
  Cheung Kong Holdings Ltd.                    118,000                       710
  Hang Seng Bank Ltd.                           56,943                       602
  CLP Holdings Ltd.                            131,732                       576
  Sun Hung Kai Properties Ltd.                  99,064                       501
  Hong Kong Electric Holdings Ltd.             101,000                       396
  Hong Kong & China Gas Co., Ltd.              276,177                       349
  Swire Pacific Ltd. A Shares                   68,298                       299
  Bank of East Asia Ltd.                        95,400                       188
  Boc Hong Kong Holdings Ltd.                  186,000                       187
  Wharf Holdings Ltd.                           92,215                       177
  Li & Fung Ltd.                               117,850                       152
  Johnson Electric Holdings Ltd.               120,998                       150
================================================================================
34
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Henderson Land
    Development Co. Ltd.                        49,006                       141
  Hong Kong Exchanges &
    Clearing Ltd.                               79,000                       113
  MTR Corp.                                     93,000                       107
  Esprit Holdings Ltd.                          42,072                       103
  Cathay Pacific Airways Ltd.                   72,170                        97
  Hang Lung Properties Ltd.                     96,500                        87
  Television Broadcasts Ltd.                    23,000                        82
  Yue Yuen Industrial (Holdings) Ltd.           30,500                        78
  Cheung Kong Infrastructure
    Holdings Ltd.                               35,000                        68
  Techtronic Industries Co., Ltd.               32,000                        54
  Sino Land Co.                                159,000                        49
  Hopewell Holdings Ltd.                        43,000                        46
  New World Development Co., Ltd.              115,000                        45
  Shangri-La Asia Ltd.                          68,078                        43
  Giordano International Ltd.                  129,000                        40
  Hysan Development Co., Ltd.                   45,000                        37
  SCMP Group Ltd.                               79,863                        31
  ASM Pacific Technology Ltd.                   10,000                        29
  Texwinca Holdings Ltd.                        36,000                        29
  SmarTone
    Telecommunications Ltd.                     21,500                        25
                                                                      ----------
                                                                           6,544
                                                                      ----------
IRELAND (0.8%)
* Allied Irish Banks PLC                        65,748                       988
  Bank of Ireland                               74,760                       906
* CRH PLC                                       39,481                       619
  Irish Life & Permanent PLC                    19,522                       211
  Kerry Group PLC A Shares                       9,405                       145
* Elan Corp. PLC                                24,705                       128
* Ryanair Holdings PLC                          14,266                       103
  DCC PLC                                        6,580                        88
* Independent News & Media PLC                  35,429                        64
  Grafton Group PLC                             13,538                        60
  Fyffes PLC                                    21,558                        34
* Greencore Group PLC                            7,267                        24
* Waterford Wedgewood PLC                       36,700                        10
                                                                      ----------
                                                                           3,380
                                                                      ----------
ITALY (3.9%)
  ENI SpA                                      191,699                     2,899
  Assicurazioni Generali SpA                    70,959                     1,644
  Telecom Italia SpA                           174,890                     1,583
  Telecom Italia Mobile SpA                    280,230                     1,381
  Unicredito Italiano SpA                      275,745                     1,314
  ENEL SpA                                     156,743                       977
  Banca Intesa SpA                             259,260                       829
  Telecom Italia SpA Risp.                     150,196                       823
  San Paolo-IMI SpA                             73,068                       679
  Banco Popolare di
    Verona e Novara                             27,039                       369
  Mediaset SpA                                  42,450                       359
  Riunione Adriatica di
    Sicurta SpA                                 22,752                       345
  Mediobanca Banca di Credito
    Finanziaria SpA                             34,401                       343
  Alleanza Assicurazioni SpA                    35,388                       336
* Seat Pagine Gialle SpA                       379,522                       264
  Finmeccanica SpA                             405,219                       260
  Snam Rete Gas SpA                             64,198                       252
  Banca Monte dei Paschi di
    Siena SpA                                   67,935                       185
* Banca Nazionale del
    Lavoro (BNL)                               107,561                       180
* Capitalia SpA                                 87,507                       154
  Luxottica Group SpA                           10,687                       146
  Banca Intesa SpA Non
    Convertible Risp.                           62,241                       143
* Fiat SpA                                      17,240                       126
  Banca Fideuram SpA                            22,354                       122
  Banca Popolare di Milano SpA                  26,700                       117
  Mediolanum SpA                                18,883                       105
* Autogrill SpA                                  8,600                        94
  Parmalat Finanziaria SpA                      26,924                        85
  Mondadori (Arnoldo) Editore SpA               10,600                        77
  Italcementi SpA                                6,455                        74
* Tiscali SpA                                   13,670                        70
* FinecoGroup SpA                              126,087                        68
* Pirelli SpA                                   66,740                        68
  Gruppo Editoriale L'Espresso SpA              14,836                        59
  Bulgari SpA                                   10,300                        57
  Snia SpA                                      21,912                        43
  Benetton Group SpA                             2,556                        27
                                                                      ----------
                                                                          16,657
                                                                      ----------
JAPAN (20.4%)
  Toyota Motor Corp.                           199,700                     5,172
  NTT DoCoMo, Inc.                               1,302                     2,819
  Canon, Inc.                                   61,000                     2,799
  Takeda Chemical Industries Ltd.               62,500                     2,306
  Honda Motor Co., Ltd.                         57,600                     2,183
  Nissan Motor Co., Ltd.                       182,800                     1,748
  Nomura Holdings Inc.                         132,000                     1,675
  Tokyo Electric Power Co.                      84,800                     1,621
  Nippon Telegraph and
    Telephone Corp.                                398                     1,561
  Matsushita Electric
    Industrial Co., Ltd.                       157,034                     1,555
  Sony Corp.                                    53,200                     1,498
  Mitsubishi Tokyo Financial
    Group Inc.                                     302                     1,365
  East Japan Railway Co.                           253                     1,125
  Fuji Photo Film Co., Ltd.                     34,000                       983
  Hitachi Ltd.                                 222,000                       941
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Shin-Etsu Chemical Co., Ltd.                  26,900                       919
  Sharp Corp.                                   68,000                       873
  Rohm Co., Ltd.                                 8,000                       872
  Millea Holdings, Inc.                            111                       849
  Chubu Electric Power Co.                      45,100                       823
  Kansai Electric Power Co., Inc.               48,300                       762
  Ricoh Co.                                     46,000                       752
  Seven Eleven Japan Co. Ltd.                   30,000                       747
  Kao Corp.                                     40,000                       745
  Toshiba Corp.                                209,000                       719
  Kyocera Corp.                                 12,300                       704
  Murata Manufacturing Co., Ltd.                17,700                       696
  Bridgestone Corp.                             48,000                       652
  Ito-Yokado Co., Ltd.                          26,000                       623
  Yamanouchi
    Pharmaceuticals Co., Ltd.                   22,200                       579
  Denso Corp.                                   35,700                       566
  Hoya Corp.                                     8,100                       558
  Nippon Steel Corp.                           402,000                       552
  Mitsubishi Heavy Industries Ltd.             212,000                       549
  Tokyo Electron Ltd.                           11,500                       545
  Daiwa Securities Group Inc.                   94,000                       540
  Nintendo Co.                                   7,400                       538
  Tokyo Gas Co., Ltd.                          187,000                       537
  Mitsubishi Corp.                              75,000                       520
  Mitsubishi Estate Co., Ltd.                   76,000                       515
  JFE Holdings, Inc.                            34,300                       514
  Dai-Nippon Printing Co., Ltd.                 45,000                       476
  Central Japan Railway Co.                         66                       473
  Sumitomo Mitsui Financial
    Group, Inc.                                    214                       468
  Mitsubishi Electric Corp.                    141,000                       458
  Tohoku Electric Power Co.                     30,100                       445
  Kyushu Electric Power Co., Inc.               28,500                       444
  Keyence Corp.                                  2,410                       442
  Secom Co., Ltd.                               15,000                       440
  Mitsui & Co., Ltd.                            87,000                       436
  Fanuc Co., Ltd.                                8,800                       436
  Mitsui Sumitomo Insurance Co.                 93,880                       435
  TDK Corp.                                      8,500                       420
  Nippon Oil Corp.                              95,000                       412
  Nikko Securities Co., Ltd.                   101,000                       405
  Aeon Co., Ltd.                                17,300                       396
* UFJ Holdings Inc.                                270                       396
  Ajinomoto Co., Inc.                           41,000                       393
  Fujisawa Pharmaceutical Co., Ltd.             20,000                       375
  Sanyo Electric Co., Ltd.                     109,000                       373
  Osaka Gas Co., Ltd.                          149,000                       369
* Mizuho Financial Group, Inc.                     452                       357
  Asahi Glass Co., Ltd.                         57,000                       353
  Kirin Brewery Co., Ltd.                       50,000                       351
  Yamato Transport Co., Ltd.                    31,000                       343
  Eisai Co., Ltd.                               16,600                       341
  Mitsui Fudosan Co., Ltd.                      53,000                       339
  SMC Corp.                                      4,000                       337
  Orix Corp.                                     6,000                       332
  Sumitomo Electric Industries Ltd.             45,000                       329
  Nitto Denko Corp.                              9,800                       321
  West Japan Railway Co.                            82                       311
  Olympus Optical Co., Ltd.                     15,000                       310
  Sankyo Co., Ltd.                              25,800                       308
  Sompo Japan Insurance Inc.                    56,000                       305
  NTT Data Corp.                                    99                       305
  Shizuoka Bank Ltd.                            45,000                       302
  Shionogi & Co., Ltd.                          22,000                       298
  Toppan Printing Co., Ltd.                     41,000                       294
  Softbank Corp.                                15,400                       292
* Kinki Nippon Railway Co.                     110,190                       285
  Japan Tobacco, Inc.                               52                       281
  Sumitomo Chemical Co.                         89,000                       279
  Komatsu Ltd.                                  72,000                       276
* NEC Corp.                                     55,000                       275
  Sekisui House Ltd.                            36,000                       273
  Nippon Yusen Kabushiki
    Kaisha Co.                                  70,000                       273
  Omron Corp.                                   16,000                       270
  Tostem Inax Holding Corp.                     18,512                       267
  Pioneer Corp.                                 11,700                       263
  Nippon Unipac Holding                             66                       258
  Daikin Industries Ltd.                        14,000                       257
  Takefuji Corp.                                 4,950                       257
  Sumitomo Trust &
    Banking Co., Ltd.                           74,000                       256
  OJI Paper Co., Ltd.                           58,000                       254
  Itochu Corp.                                 100,000                       252
  Asahi Kasei Corp.                             87,000                       249
  Daiichi Pharmaceutical Co., Ltd.              18,700                       244
  Tokyu Corp.                                   75,000                       242
  Bank of Yokohama Ltd.                         74,000                       242
  Mitsubishi Chemical Corp.                    118,000                       241
  Promise Co., Ltd.                              6,400                       239
* Fujitsu Ltd.                                  58,000                       238
* Resona Holdings Inc.                         340,000                       235
  Shiseido Co., Ltd.                            24,000                       233
  Nippon Express Co., Ltd.                      60,000                       233
  Sumitomo Corp.                                50,000                       231
  Advantest Corp.                                5,200                       230
  Chugai Pharmaceutical Co., Ltd.               20,200                       229
  Konica Corp.                                  20,000                       228
  Marui Co., Ltd.                               25,400                       226
  Daiwa House Industry Co., Ltd.                32,000                       220
  Terumo Corp.                                  12,800                       213
  Toray Industries, Inc.                        89,000                       207
  Acom Co., Ltd.                                 5,590                       202
================================================================================
36
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Kubota Corp.                                  74,000                       201
  Daido Life Insurance Co.                          88                       191
  Taisho Pharmaceutical Co.                     13,000                       188
  Mabuchi Motor Co.                              2,400                       183
  Asahi Breweries Ltd.                          30,000                       181
  Nidec Corp.                                    2,700                       178
  Matsushita Electric Works, Ltd.               30,000                       178
  Mitsui Chemicals, Inc.                        38,000                       176
  Hirose Electric Co., Ltd.                      2,100                       174
  Credit Saison Co., Ltd.                       10,500                       172
  Kuraray Co., Ltd.                             26,000                       171
  Mitsui Osk Lines Ltd.                         56,000                       170
  Keio Electric Railway Co., Ltd.               37,000                       169
* Nikon Corp.                                   20,000                       165
  Chiba Bank Ltd.                               46,000                       163
  ToneGeneral Sekiyu K.K.                       23,000                       162
  Yamaha Corp.                                  11,700                       160
  Sumitomo Metal Industries Ltd.               228,000                       158
  Stanley Electric Co.                          11,000                       157
  Bank of Fukuoka, Ltd.                         40,000                       154
  Tobu Railway Co., Ltd.                        53,000                       151
  Teijin Ltd.                                   60,000                       150
  Oriental Land Co., Ltd.                        3,400                       149
  Furukawa Electric Co.                         45,000                       147
  JSR Corp.                                     12,000                       146
  Kajima Corp.                                  60,000                       142
  Alps Electric Co., Ltd.                       11,000                       141
  Aiful Corp.                                    3,300                       141
  Kyowa Hakko Kogyo Co.                         26,000                       140
  Joyo Bank Ltd.                                50,000                       139
  Yamada Denki Co., Ltd.                         6,300                       139
  Sumitomo Metal Mining Co.                     36,000                       138
  CSK Corp.                                      5,000                       136
  Daito Trust Construction Co., Ltd.             6,300                       132
  Yokogawa Electric Corp.                       17,000                       131
* Showa Denko K.K.                              75,000                       131
  Jafco Co., Ltd.                                2,300                       130
  Mitsui Mining &
    Smelting Co., Ltd.                          44,000                       130
  Fast Retailing Co., Ltd.                       4,200                       130
  Sumitomo Realty &
    Development Co.                             29,000                       129
  Keihin Electric Express
    Railway Co., Ltd.                           26,000                       127
  Marubeni Corp.                                97,000                       126
  Uni-Charm Corp.                                2,900                       125
  Ohbayashi Corp.                               40,000                       123
  Toto Ltd.                                     20,000                       119
  Konami Corp.                                   6,600                       118
  Lawson Inc.                                    4,300                       118
* Trend Micro Inc.                               7,500                       116
* Oki Electric Industry Co. Ltd.                40,000                       115
  Gunma Bank Ltd.                               25,000                       114
  77 Bank Ltd.                                  25,000                       113
  Japan Airlines System Co.                     52,000                       113
  Nissin Food Products Co., Ltd.                 5,300                       111
  Sekisui Chemical Co.                          32,000                       108
  Citizen Watch Co., Ltd.                       20,000                       107
  Yakult Honsha Co., Ltd.                        8,000                       107
  NTN Corp.                                     29,000                       107
  Taisei Corp.                                  54,000                       106
  Shimizu Corp.                                 38,000                       105
  Kaneka Corp.                                  17,000                       105
  Ushio Inc.                                     9,000                       104
  Nippon Meat Packers, Inc.                     11,000                       104
* Mitsubishi Materials Corp.                    81,000                       104
  Toyo Seikan Kaisha Ltd.                       11,000                       103
  Japan Real Estate Investment Corp.                19                       103
  JGC Corp.                                     15,000                       101
  Fuji Electric Co. , Ltd.                      46,000                       101
  NGK Insulators Ltd.                           18,000                       100
  Takashimaya Co.                               20,000                        99
  Ishikawajima-Harima Heavy
    Industries Co.                              88,000                        99
  NSK Ltd.                                      31,000                        99
  Mitsubishi Rayon Co., Ltd.                    36,000                        96
  Casio Computer Co.                            15,000                        96
  Bandai Co., Ltd.                               2,500                        95
  Taiheiyo Cement Corp.                         55,000                        94
  THK Co., Inc.                                  7,000                        94
  Office Building Fund of Japan Inc.                17                        93
  Nomura Research Institute, Ltd.                1,200                        92
  Shimano, Inc.                                  5,800                        91
  NGK Spark Plug Co.                            13,000                        91
  Obic Co., Ltd.                                   500                        89
  FamilyMart Co., Ltd.                           5,000                        89
  Benesse Corp.                                  5,100                        88
  Taiyo Yuden Co., Ltd.                          9,000                        88
  Sankyo Co., Ltd.                               3,500                        87
  Ube Industries Ltd.                           59,000                        87
  Nippon Sheet Glass Co., Ltd.                  29,000                        87
  The Suruga Bank, Ltd.                         15,000                        86
  Uny Co., Ltd.                                 10,000                        86
  Kawasaki Heavy Industries Ltd.                84,000                        86
  Meitec Corp.                                   2,800                        85
  Nippon Mining Holdings Inc.                   39,000                        84
* Mitsui Trust Holding Inc.                     38,100                        84
  Minebea Co., Ltd.                             21,000                        83
  Dai-Nippon Ink & Chemicals, Inc.              41,000                        83
* Ashikaga Financial Group, Inc.                55,000                        82
* Hokuriku Bank Ltd.                            53,000                        81
  Kawasaki Kisen Kaisha Ltd.                    33,000                        80
  Oracle Corp. Japan                             2,200                        79
  Toho Co., Ltd.                                 9,000                        79
  Toyoda Gosei Co., Ltd.                         4,000                        79
  Net One Systems Co., Ltd.                         16                        78
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Fuji Television Network, Inc.                     22                        78
  Denki Kagaku Kogyo K.K.                       28,000                        78
  Kurita Water Industries Ltd.                   7,000                        77
  Shimamura Co., Ltd.                            1,400                        77
  Dowa Mining Co. Ltd.                          20,000                        77
  Toyobo Ltd.                                   44,000                        77
  Central Glass Co., Ltd.                       13,000                        76
  Daimaru, Inc.                                 19,000                        76
  Yamaha Motor Co., Ltd.                         9,000                        76
  Tosoh Corp.                                   34,000                        76
  Fujikura Ltd.                                 23,000                        76
  Isetan Co.                                    11,000                        74
  Hitachi Chemical Co., Ltd.                     7,000                        72
  Susuken Co., Ltd.                              3,000                        71
  Skylark Co., Ltd.                              6,000                        71
  Nisshin Seifun Group Inc.                     10,000                        71
* All Nippon Airways Co., Ltd.                  37,000                        71
  Hino Motors, Ltd.                             15,000                        71
  Kamigumi Co., Ltd.                            14,000                        70
  USS Co., Ltd.                                  1,370                        69
  Mitsukoshi Ltd.                               26,000                        68
  Q.P. Corp.                                     8,600                        68
  Ito En, Ltd.                                   2,000                        67
  Kikkoman Corp.                                10,000                        66
  Nichii Gakkan Co.                              1,300                        65
  Makita Corp.                                   8,000                        65
  Sumitomo Osaka Cement Co., Ltd.               33,000                        65
  Onward Kashiyama Co., Ltd.                     8,000                        65
  Mitsumi Electric Co., Ltd.                     6,200                        64
  Ebara Corp.                                   18,000                        63
  Dentsu Inc.                                       20                        62
* Sumitomo Heavy Industries Ltd.                42,000                        62
  Meiji Seika Kaisha Ltd.                       19,000                        62
  Mitsubishi Gas Chemical Co.                   29,000                        61
  TIS Inc.                                       3,200                        61
  Toyo Suisan Kaisha, Ltd.                       6,000                        61
  Mitsui Engineering &
    Shipbuilding Co., Ltd.                      48,000                        60
  Aoyama Trading Co., Ltd.                       4,500                        60
  Aeon Credit Service Co. Ltd.                   1,870                        59
  Nissan Chemical Industries, Ltd.              11,000                        59
  Sumitomo Bakelite Co. Ltd.                    14,000                        58
  Bellsystem24, Inc.                               360                        58
  Showa Shell Sekiyu K.K.                        8,000                        57
  Daicel Chemical Industries Ltd.               18,000                        57
  Wacoal Corp.                                   7,000                        55
* Sega Corp.                                     7,600                        54
  Takara Holdings Inc.                          10,000                        54
  Nichirei Corp.                                15,000                        52
  Amada Co., Ltd.                               16,000                        51
  Nippon Comsys Corp.                           10,000                        51
  Asatsu-DK Inc.                                 2,800                        50
  Koyo Seiko Co., Ltd.                           7,000                        50
  Aderans Co. Ltd.                               2,800                        50
  World Co., Ltd.                                2,600                        49
  Teikoku Oil Co., Ltd.                         15,000                        49
  Gunze Ltd.                                    13,000                        49
  Itochu Techno-Science Corp.                    2,100                        49
  Mitsubishi Logistics Corp.                     8,000                        48
  Meiji Dairies Corp.                           13,000                        48
  Coca-Cola West Japan Co. Ltd.                  2,900                        48
  Nippon Shokubai Co., Ltd.                      8,000                        48
  Shimachu Co.                                   3,000                        47
  Matsumotokiyoshi Co., Ltd.                     1,100                        47
  Hankyu Department Stores, Inc.                 8,000                        47
  Capcom Co., Ltd.                               4,500                        46
  Katokichi Co., Ltd.                            2,700                        46
  Seino Transportation Co., Ltd.                 8,000                        46
  Yamazaki Baking Co., Ltd.                      7,000                        45
  Nishimatsu Construction Co.                   13,000                        44
* Dai-Nippon Screen
    Manufacturing Co., Ltd.                      9,000                        44
  Hitachi Software
    Engineering Co., Ltd.                        2,100                        44
* Ishihara Sangyo Kaisha Ltd.                   25,000                        42
  Nippon Sanso Corp.                            13,000                        42
  Nisshinbo Industries, Inc.                     9,000                        41
  Autobacs Seven Co., Ltd.                       2,200                        41
  Kokuyo Co., Ltd.                               4,300                        41
  Tokyo Style Co.                                5,000                        41
  Hitachi Cable Ltd.                            15,000                        40
  Namco Ltd.                                     2,500                        40
  Kaken Pharmaceutical Co.                       7,000                        38
  Sapparo Breweries Ltd.                        15,000                        37
  Tokyo Broadcasting System, Inc.                3,000                        37
  Toda Corp.                                    16,000                        34
* Kanebo Ltd.                                   29,000                        34
  Kinden Corp.                                  10,000                        34
  Ariake Japan Co., Ltd.                         1,100                        33
* Anritsu Corp.                                  6,000                        33
  Komori Corp.                                   3,000                        31
* Snow Brand Milk Products Co.                  12,000                        30
  Nippon Kayaku Co., Ltd.                        7,000                        30
  Okumura Corp.                                  9,000                        29
  Amano Corp.                                    5,000                        29
  Sanden Corp.                                   6,000                        29
  Saizeriya Co., Ltd.                            2,900                        27
  House Foods Industry Corp.                     2,800                        26
  Takuma Co., Ltd.                               4,000                        19
                                                                      ----------
                                                                          87,339
                                                                      ----------
NETHERLANDS (5.2%)
  Royal Dutch Petroleum Co.                    154,603                     7,176
  Unilever NV                                   42,348                     2,272
  ING Groep NV                                 126,877                     2,204
================================================================================
38
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  ABN-AMRO Holding NV                          112,217                     2,146
  Koninklijke (Royal) Philips
    Electronics NV                              99,054                     1,884
* Koninklijke KPN NV                           129,606                       918
  Aegon NV                                      80,514                       806
  Reed Elsevier NV                              47,041                       555
  Akzo Nobel NV                                 20,440                       542
  Heineken NV                                   14,585                       518
  Verenigde Nederlandse
    Uitgeversbedrijven
    Verenigd Bezit                              16,354                       504
  TPG NV                                        25,324                       440
  Koninklijke Ahold NV                          46,752                       388
* ASML Holding NV                               35,876                       341
  DSM NV                                         5,919                       250
  Wolters Kluwer NV                             19,973                       241
  Rodamco Europe NV                              3,457                       181
  Euronext NV                                    6,694                       166
  Koninklijke Numico NV                         10,674                       164
  IHC Caland NV                                  2,264                       116
  Corio NV                                       3,504                       113
  Wereldhave NV                                  1,563                        98
  Koninklijke Vendex KBB NV                      7,459                        86
  Vedior NV                                      7,831                        71
  Oce NV                                         5,052                        52
  Hagemeyer NV                                  13,187                        51
                                                                      ----------
                                                                          22,283
                                                                      ----------
NEW ZEALAND (0.2%)
  Telecom Corp. of New Zealand Ltd.            153,571                       471
  Contact Energy Ltd.                           27,315                        81
  Sky City Entertainment Group Ltd.             13,874                        77
  Fletcher Building Ltd.                        34,487                        74
  Carter Holt Harvey Ltd.                       63,968                        67
  Auckland International Airport Ltd.           16,132                        58
  The Warehouse Group Ltd.                      13,360                        41
  Fisher & Paykel Appliances
    Holdings Ltd.                                4,388                        35
  Fisher & Paykel Healthcare
    Corp. Ltd.                                   4,355                        31
* Fletcher Challenge Forests Ltd. Pfd.          43,386                        29
* Sky Network Television, Ltd.                   8,195                        21
  NGC Holdings, Ltd.                            22,652                        21
  Independent Newspapers Ltd.                    6,105                        15
  Tower Ltd.                                     7,601                         7
* Fletcher Challenge Forests Ltd.                2,482                         2
                                                                      ----------
                                                                           1,030
                                                                      ----------
NORWAY (0.4%)
  Norsk Hydro ASA                               10,492                       516
  Statoil ASA                                   31,870                       272
  Orkla ASA                                     15,120                       262
  DNB Holding ASA                               28,160                       139
  Gjensidige NOR ASA                             3,900                       136
  Telenor ASA                                   32,730                       136
  Norske Skogindustrier ASA                      8,000                       120
  Tomra Systems ASA                             13,900                        60
  Schibsted ASA                                  3,930                        54
  Frontline Ltd.                                 3,610                        52
  Tandberg ASA                                   9,400                        48
* Storebrand ASA                                10,600                        43
* Aker Kvaerner ASA                              1,837                        24
  Smedvig ASA A Shares                           3,320                        21
                                                                      ----------
                                                                           1,883
                                                                      ----------
PORTUGAL (0.3%)
  Portugal Telecom SGPS SA                      73,218                       525
  Electricidade de Portugal SA                 133,736                       286
  Banco Comercial Portugues SA                 146,149                       257
  Banco Espirito Santo SA                        7,581                       112
  Brisa-Auto Estradas de Portugal SA            17,975                       101
  Banco BPI SA                                  24,706                        70
* PT Multimedia-Servicos de
    Telecomunicacoes e
    Multimedia, SGPS, SA                         3,064                        54
* Sonae SGPS SA                                 80,058                        45
  Cimpor-Cimento de Portugal SA                  6,183                        24
* Jeronimo Martins & Filho, SGPS, SA             2,748                        22
                                                                      ----------
                                                                           1,496
                                                                      ----------
SINGAPORE (0.8%)
  United Overseas Bank Ltd.                     87,504                       616
  DBS Group Holdings Ltd.                       78,082                       457
  Oversea-Chinese Banking
    Corp., Ltd.                                 71,650                       407
  Singapore
    Telecommunications Ltd.                    454,900                       390
  Singapore Press Holdings Ltd.                 28,000                       291
  Singapore Airlines Ltd.                       41,751                       247
  Venture Corporation Ltd.                      15,000                       137
  Keppel Corp., Ltd.                            40,000                       111
  Singapore Technologies
    Engineering Ltd.                           100,906                       100
  City Developments Ltd.                        37,000                        93
  Fraser & Neave Ltd.                           15,700                        77
  Capitaland Ltd.                               95,000                        67
* ComfortDelgro Corp Ltd.                      110,000                        50
  Sembcorp Industries Ltd.                      56,000                        41
* Neptune Orient Lines Ltd.                     47,000                        40
  Creative Technology Ltd.                       4,450                        36
  Allgreen Properties Ltd.                      65,000                        35
* Chartered Semiconductor
    Manufacturing Ltd.                          66,398                        34
  Singapore Land Ltd.                           16,000                        34
  Sembcorp Logistics Ltd.                       28,000                        30
  United Overseas Land Ltd.                     22,000                        26
* Datacraft Asia Ltd.                           25,000                        25
  Keppel Land Ltd.                              29,000                        21
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Singapore Exchange Ltd.                       27,000                        21
  Cycle & Carriage Ltd.                          6,900                        19
  SembCorp Marine Ltd.                          24,000                        13
* ST Assembly Test Services Ltd.                12,000                        12
  Wing Tai Holdings Ltd.                        25,000                        11
  Parkway Holdings Ltd.                         20,000                         9
  SMRT Corp. Ltd.                               25,000                         9
  Overseas Union Enterprise Ltd.                 2,000                         8
                                                                      ----------
                                                                           3,467
                                                                      ----------
SPAIN (3.9%)
* Telefonica SA                                338,739                     3,933
  Banco Santander Central
    Hispano SA                                 316,790                     2,776
  Banco Bilbao Vizcaya
    Argentaria SA                              224,964                     2,364
  Endesa SA                                     66,521                     1,114
  Repsol-YPF SA                                 66,139                     1,072
  Iberdrola SA                                  55,536                       962
  Banco Popular Espanol SA                      11,207                       566
  Altadis SA                                    21,001                       538
  Industria de Diseno Textil SA                 16,437                       413
  Gas Natural SDG SA                            15,103                       304
  Abertis Infraestructuras SA                   20,686                       289
  Union Fenosa SA                               14,696                       249
  Telefonica SA ADR                              6,192                       214
  Grupo Dragados SA                              8,778                       177
* Terra Networks, SA                            28,864                       175
  Acerinox SA                                    3,820                       146
  Grupo Ferrovial, SA                            4,984                       135
  ACS, Actividades de
    Construccion y Servicios, SA                 2,791                       119
  Amadeus Global Travel
    Distribution SA                             18,872                       108
  Fomento de Construc y Contra SA                3,820                       107
  Acciona SA                                     2,144                       102
  Sacyr Vallehermoso SA                          8,461                        94
  Indra Sistemas, SA                             9,069                        92
* NH Hoteles SA                                  7,885                        83
* Zeltia SA                                     10,674                        72
  Iberia (Linea Aer Espana)                     35,600                        69
  Corporacion Mapfre SA                          6,152                        66
  Sociedad General de
    Aguas de Barcelona SA                        4,442                        61
  Telefonica Publicidad e
    Informacion, SA                             10,006                        48
  Promotora de Informaciones SA                  4,785                        43
                                                                      ----------
                                                                          16,491
                                                                      ----------
SWEDEN (2.2%)
* Telefonaktiebolaget LM
    Ericsson AB Class B                        870,161                       935
  Nordea AB                                    178,674                       862
  Hennes & Mauritz AB B Shares                  35,115                       807
  Svenska Handelsbanken AB
    A Shares                                    41,170                       674
  TeliaSonera AB                               123,643                       513
  Svenska Cellulosa AB B Shares                 14,327                       490
  Electrolux AB Series B                        22,936                       453
  Sandvik AB                                    16,083                       421
  Volvo AB B Shares                             17,170                       378
  Skandinaviska Enskilda
    Banken AB A Shares                          34,524                       351
* Tele2 AB B Shares                              7,696                       286
  Securitas AB B Shares                         24,340                       249
  Assa Abloy AB                                 24,200                       234
  Atlas Copco AB A Shares                        9,000                       228
  Skandia Forsakrings AB                        72,000                       192
  Swedish Match AB                              24,331                       184
  Skanska AB B Shares                           28,376                       162
  SKF AB B Shares                                5,470                       158
  Volvo AB A Shares                              7,152                       150
  Atlas Copco AB B Shares                        4,730                       111
  Holmen AB                                      3,800                       104
  Gambro AB A Shares                            15,600                       103
  Eniro AB                                      11,800                       101
  Nobel Biocare Holding AG                       1,400                        93
  Drott AB B Shares                              6,870                        87
  Svenskt Stal AB A Shares                       5,730                        77
  Getinge AB                                     2,800                        73
* Modern Times Group AB                          4,600                        71
  Trelleborg AB B Shares                         6,220                        66
  SKF AB A Shares                                2,260                        65
  Castellum AB                                   3,200                        55
  Billerud Aktiebolag                            4,600                        54
  OM AB                                          6,760                        48
* WM-Data AB Class B                            31,500                        48
  Hoganas AB B Shares                            2,300                        47
  Alfa Laval AB                                  4,900                        47
  Svenska Handelsbanken AB
    B Shares                                     2,890                        45
* SAS AB                                         7,875                        43
  Perbio Science                                 2,300                        43
  Gambro AB B Shares                             6,200                        41
  Axfood AB                                      1,550                        28
  SAPA AB                                          500                        10
  Svenskt Stal AB                                  580                         7
                                                                      ----------
                                                                           9,194
                                                                      ----------
SWITZERLAND (7.5%)
  Novartis AG (Registered)                     176,595                     6,988
  Nestle SA (Registered)                        29,804                     6,150
  UBS AG                                        86,966                     4,838
  Roche Holdings AG                             51,616                     4,049
  Credit Suisse Group (Registered)              87,433                     2,301
  Swiss Re (Registered)                         24,127                     1,337
* Zurich Financial Services AG                  10,729                     1,279
================================================================================
40
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Cie. Financiere Richemont AG                  37,995                       614
  Swisscom AG                                    1,984                       564
  Holcim Ltd. (Registered)                      10,833                       400
  Adecco SA (Registered)                         9,581                       395
  Syngenta AG                                    7,517                       377
  Serono SA Class B                                531                       312
  Roche Holdings AG (Bearer)                     2,328                       286
* CIBA Specialty Chemicals AG
    (Registered)                                 4,674                       283
* ABB Ltd.                                      77,221                       254
  Synthes-Stratec Inc.                             312                       224
  Swatch Group AG (Bearer)                       2,353                       213
  Givaudan SA                                      502                       211
* Centerpulse (Registered)                         690                       186
  Lonza AG (Registered)                          3,101                       142
* Logitech International SA                      3,050                       114
  SGS Societe Generale de
    Surveillance Holding SA
    (Registered)                                   286                       112
* Clariant AG                                   11,804                       108
  Swatch Group AG (Registered)                   5,145                        94
  Geberit AG                                       247                        76
  Unaxis Holding AG                                722                        59
* Schindler Holding AG (Ptg. Ctf.)                 329                        53
  Valora Holding AG                                246                        50
  Kuoni Reisen Holding AG (Registered)             190                        49
  UBS AG                                           741                        41
* Kudelski SA                                    2,051                        37
  Sulzer AG (Registered)                           191                        27
                                                                      ----------
                                                                          32,223
                                                                      ----------
UNITED KINGDOM (27.2%)
  BP PLC                                     1,589,644                    11,024
  Vodafone Group PLC                         5,013,766                     9,804
  HSBC Holdings PLC                            791,677                     9,354
  GlaxoSmithKline PLC                          442,223                     8,925
  Royal Bank of Scotland Group PLC             203,093                     5,697
  AstraZeneca Group PLC                        127,341                     5,106
  Shell Transport & Trading Co. PLC            711,439                     4,696
  HBOS PLC                                     278,897                     3,610
  Barclays PLC                                 482,460                     3,583
  Lloyds TSB Group PLC                         409,617                     2,908
  Diageo PLC                                   232,018                     2,477
  BT Group PLC                                 641,887                     2,158
  Tesco PLC                                    533,812                     1,931
  Unilever PLC                                 202,413                     1,612
  National Grid Transco PLC                    227,788                     1,545
  Rio Tinto PLC                                 77,960                     1,467
  British American Tobacco PLC                 121,131                     1,374
  Aviva PLC                                    168,877                     1,173
  BG Group PLC                                 257,439                     1,141
* British Sky Broadcasting Group PLC            93,726                     1,039
  Imperial Tobacco Group PLC                    53,764                       961
  BHP Billiton PLC                             180,797                       952
  Prudential PLC                               150,210                       910
  Centrica PLC                                 309,660                       898
  Cadbury Schweppes PLC                        150,794                       891
  Compass Group PLC                            161,525                       871
  Marks & Spencer Group PLC                    166,387                       867
  Kingfisher PLC                               189,363                       866
  GUS PLC                                       73,261                       821
  Reckitt Benckiser PLC                         43,531                       799
  Reed Elsvier PLC                              92,634                       771
  ScottishPower PLC                            126,082                       757
  Legal & General Group PLC                    490,824                       680
  Scottish & Southern Energy PLC                63,510                       654
  Boots Group PLC                               60,256                       645
  BAA PLC                                       77,554                       628
  WPP Group PLC                                 76,230                       598
  Pearson PLC                                   58,897                       550
  BAE Systems PLC                              226,097                       532
  BOC Group PLC                                 36,809                       472
  Smiths Group PLC                              40,380                       468
  Land Securities Group PLC                     36,181                       467
  Wolseley PLC                                  41,474                       459
  J. Sainsbury PLC                             107,316                       450
  Rentokil Initial PLC                         141,280                       441
  3i Group PLC                                  44,620                       416
  Man Group PLC                                 20,616                       407
  SABMiller PLC                                 58,500                       392
* InterContinental Hotels Group PLC             54,627                       388
  BP PLC ADR                                     9,184                       386
  Smith & Nephew PLC                            67,040                       385
  Amersham PLC                                  51,326                       385
  United Utilities PLC                          38,783                       377
  Carnival PLC                                  12,122                       368
  Next PLC                                      21,102                       357
  Hilton Group PLC                             116,928                       355
  Scottish & Newcastle PLC                      57,094                       345
  Amvescap PLC                                  49,282                       340
  Safeway PLC                                   78,371                       333
  Dixons Group PLC                             142,581                       311
  Hanson PLC                                    54,646                       305
  Granada PLC                                  202,433                       304
  Reuters Group PLC                            104,397                       303
  British Land Co., PLC                         36,475                       289
  Severn Trent PLC                              24,979                       282
  Emap PLC                                      18,969                       268
  The Sage Group PLC                            91,738                       245
  Royal & Sun Alliance
    Insurance Group PLC                        106,734                       244
  Whitbread PLC                                 21,350                       239
  Johnson Matthey PLC                           16,100                       235
  Bunzl PLC                                     33,215                       233
  Exel PLC                                      22,227                       228
================================================================================
================================================================================
                                                                          MARKET
TAX-MANAGED                                                               VALUE*
INTERNATIONAL FUND                              SHARES                     (000)
--------------------------------------------------------------------------------
  Friends Provident PLC                        121,698                       228
  Rolls-Royce Group PLC                        106,801                       226
  Rexam PLC                                     34,930                       220
  Tomkins PLC                                   57,140                       214
* Mitchells & Butlers PLC                       54,627                       211
  GKN PLC                                       56,992                       209
  Liberty International PLC                     20,007                       205
  Provident Financial PLC                       19,185                       202
  Daily Mail and General Trust                  21,396                       201
  The Peninsular & Oriental
    Steam Navigation Co.                        51,719                       201
  Kelda Group PLC                               28,193                       199
  Slough Estates PLC                            33,907                       191
  BPB PLC                                       37,249                       189
  Capita Group PLC                              50,539                       188
  Cable and Wireless PLC                        97,435                       182
  Signet Group PLC                             120,660                       180
  Rank Group PLC                                43,658                       179
  Hammerson PLC                                 21,558                       176
  Imperial Chemical Industries PLC              86,511                       175
  Electrocomponents PLC                         32,657                       175
  Misys PLC                                     41,047                       174
* International Power PLC                       80,761                       172
  Canary Wharf Group PLC                        40,766                       172
  Tate & Lyle PLC                               30,439                       172
  Enterprise Inns PLC                           12,412                       166
  Associated British Ports
    Holdings PLC                                24,730                       162
  Brambles Industries PLC                       56,129                       152
  Persimmon PLC                                 19,131                       151
  RMC Group PLC                                 19,734                       150
  Alliance Unichem PLC                          17,585                       144
  FirstGroup PLC                                31,833                       142
* George Wimpey PLC                             28,691                       140
  Taylor Woodrow PLC                            41,355                       137
  EMI Group PLC                                 66,627                       134
  United Business Media PLC                     26,403                       132
  Barratt Developments PLC                      18,327                       131
  LogicaCMG PLC                                 55,055                       130
  Cattles PLC                                   24,169                       129
* Celltech Group PLC                            22,810                       129
  MFI Furniture Group PLC                       43,698                       121
  Close Brothers Group PLC                      11,081                       120
  Carlton Communications PLC                    47,711                       119
  William Hill PLC                              24,601                       116
  Cobham PLC                                     6,036                       115
  IMI PLC                                       22,957                       114
  BBA Group PLC                                 32,803                       113
  Schroders PLC                                  9,729                       101
  Aegis Group PLC                               77,307                       101
  Amec PLC                                      23,276                       100
  Chubb PLC                                     78,191                        97
  The Berkeley Group PLC                         7,707                        95
  Balfour Beatty PLC                            29,324                        93
* British Airways PLC                           37,200                        93
  Serco Group PLC                               34,984                        92
* ARM Holdings PLC                              83,466                        92
  Pilkington PLC                                83,735                        92
  The Davis Service Group PLC                   13,854                        87
  Kidde PLC                                     59,064                        83
  Invensys PLC                                 239,034                        81
  Stagecoach Group PLC                          78,315                        80
  WPP Group PLC ADR                              2,004                        80
  SSL International PLC                         15,601                        75
  Securicor PLC                                 49,390                        61
  De La Rue Group PLC                           15,481                        60
  FKI PLC                                       45,877                        60
  Novar PLC                                     28,502                        58
  Great Portland Estates PLC                    14,749                        56
  ScottishPower PLC ADR                          2,320                        56
  Aggreko PLC                                   21,868                        44
  Hays PLC                                       7,582                        12
                                                                    ------------
                                                                         116,189
                                                                    ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $495,754)                                                        427,701
--------------------------------------------------------------------------------
                                                  FACE
                                                AMOUNT
                                                 (000)
--------------------------------------------------------------------------------
TEMPORARY CASH INVESTMENT (3.6%)
--------------------------------------------------------------------------------
Repurchase Agreement
Collateralized by U.S. Government
  Obligations in a Pooled
  Cash Account
  1.16%, 7/1/2003--Note E
  (Cost $15,166)                               $15,166                    15,166
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (103.6%)
  (Cost $510,920)                                                        442,867
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-3.6%)
Other Assets--Note B                                                      5,092
Security Lending Collateral
  Payable to Brokers--Note E                                            (15,166)
Other Liabilities                                                        (5,212)
                                                                    ------------
                                                                        (15,286)
                                                                    ------------
--------------------------------------------------------------------------------
NET ASSETS (100%)                                                       $427,581
================================================================================
oSee Note A in Notes to Financial Statements.
*Non-income-producing security.
ADR--American Depositary Receipt.
(Ptg. Ctf.)--Participating Certificates.

================================================================================
                                                                          AMOUNT
                                                                           (000)
--------------------------------------------------------------------------------
AT JUNE 30, 2003, NET ASSETS CONSISTED OF:
--------------------------------------------------------------------------------
Paid-in Capital                                                        $568,556
Undistributed Net Investment Income                                       6,312
Accumulated Net Realized Losses                                         (79,314)
Unrealized Appreciation (Depreciation)
  Investment Securities                                                 (68,053)
  Foreign Currencies                                                         80
--------------------------------------------------------------------------------
NET ASSETS                                                              $427,581
================================================================================

Investor Shares--Net Assets
Applicable to 51,752,889 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                             $364,371
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INVESTOR SHARES                                                          $7.04
================================================================================

Institutional Shares--Net Assets
Applicable to 8,972,883 outstanding $.001
  par value shares of beneficial interest
  (unlimited authorization)                                              $63,210
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE--
  INSTITUTIONAL SHARES                                                     $7.04
================================================================================
See Note C in Notes to Financial Statements for the tax-basis components of net assets.

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                                                (C)2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                              Vanguard Marketing
                                                       Corporation, Distributor.
                                                                     F872 082003

Item 2: Code(s) of Ethics for senior financial officers - Item not applicable to semi-annual report.

Item 3: Audit Committee Financial Expert - Item not applicable to semi-annual report.

Item 4: Principal Accountant Fees and Services - Item not applicable to semi-annual report.

Item 5: Not Applicable.

Item 6: Reserved.

Item 7: Not applicable.

Item 8: Reserved.

Item 9: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Controls. There were no significant changes in Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10: Exhibits attached hereto.  (Attach certifications as exhibits)

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

       VANGUARD TAX-MANAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date:  August 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

       VANGUARD TAX-MANAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              JOHN J. BRENNAN*
          CHIEF EXECUTIVE OFFICER

Date: :  August 18, 2003

       VANGUARD TAX-MANAGED FUNDS

BY:             (signature)
   ----------------------------------------
                (HEIDI STAM)
              THOMAS J. HIGGINS*
                TREASURER

Date: :  August 18, 2003

*By Power of Attorney. See File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.